UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2013

MFS® CORE EQUITY SERIES

MFS® Variable Insurance Trust

VVS-SEM

MFS® CORE EQUITY SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Core Equity Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Exxon Mobil Corp.	3.9%
Apple, Inc.	1.9%
ACE Ltd.	1.9%
Hewlett-Packard Co.	1.8%
Procter & Gamble Co.	1.8%
Pfizer, Inc.	1.7%
Wells Fargo & Co.	1.7%
JPMorgan Chase & Co.	1.5%
Johnson & Johnson	1.5%
Google, Inc., “A”	1.4%

Equity sectors (i)
Financial Services	18.4%
Technology	15.0%
Health Care	12.4%
Energy	9.3%
Industrial Goods & Services	7.4%
Consumer Staples	7.0%
Retailing	6.9%
Leisure	6.4%
Utilities & Communications	6.2%
Basic Materials	3.3%
Special Products & Services	2.5%
Autos & Housing	2.3%
Transportation	2.2%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.91%	$1,000.00	$1,150.45	$4.85
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
Service Class	Actual	1.16%	$1,000.00	$1,149.18	$6.18
	Hypothetical (h)	1.16%	$1,000.00	$1,019.04	$5.81

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expenses Impacting Table

Expense ratios include 0.01% of investment related expenses from short sales that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

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MFS Core Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 3.3%
Honeywell International, Inc.	8,830	$700,572
Lockheed Martin Corp.	1,710	185,467
Precision Castparts Corp.	2,268	512,591
United Technologies Corp.	6,570	610,616

		$2,009,246

Apparel Manufacturers – 1.7%
Guess?, Inc.	8,750	$271,513
Michael Kors Holdings Ltd. (a)	3,480	215,830
NIKE, Inc., “B”	4,920	313,306
VF Corp.	1,370	264,492

		$1,065,141

Automotive – 1.7%
Delphi Automotive PLC	11,940	$605,238
General Motors Co. (a)	13,430	447,353

		$1,052,591

Biotechnology – 1.9%
Biogen Idec, Inc. (a)	1,452	$312,469
Celgene Corp. (a)	3,077	359,731
Gilead Sciences, Inc. (a)	4,870	249,392
ViroPharma, Inc. (a)	9,060	259,568

		$1,181,160

Broadcasting – 2.2%
News Corp., “A”	21,460	$699,595
Time Warner, Inc.	4,730	273,488
Walt Disney Co.	5,940	375,110

		$1,348,193

Brokerage & Asset Managers – 1.4%
BlackRock, Inc.	678	$174,143
Franklin Resources, Inc.	1,036	140,916
FXCM, Inc., “A”	6,430	105,516
IntercontinentalExchange, Inc. (a)	1,389	246,909
NASDAQ OMX Group, Inc.	5,452	178,771

		$846,255

Business Services – 1.4%
Accenture PLC, “A”	3,330	$239,627
Fidelity National Information Services, Inc.	7,470	320,015
FleetCor Technologies, Inc. (a)	2,410	195,933
Performant Financial Corp. (a)	9,110	105,585

		$861,160

Cable TV – 1.4%
Comcast Corp., “Special A”	8,830	$350,286
Time Warner Cable, Inc.	4,750	534,280

		$884,566

Chemicals – 1.3%
Celanese Corp.	5,460	$244,608
LyondellBasell Industries N.V., “A”	4,160	275,642

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – continued
PPG Industries, Inc.	1,784	$261,195

		$781,445

Computer Software – 4.2%
Autodesk, Inc. (a)	6,530	$221,628
Check Point Software Technologies Ltd. (a)	10,070	500,278
Citrix Systems, Inc. (a)	4,710	284,154
CommVault Systems, Inc. (a)	4,810	365,031
Microsoft Corp.	4,830	166,780
Oracle Corp.	12,530	384,922
Qlik Technologies, Inc. (a)	6,620	187,147
Salesforce.com, Inc. (a)	4,407	168,259
Symantec Corp.	13,170	295,930

		$2,574,129

Computer Software – Systems – 5.8%
Apple, Inc.	2,947	$1,167,248
EMC Corp.	20,440	482,793
Hewlett-Packard Co.	44,530	1,104,344
International Business Machines Corp.	286	54,657
NCR Corp. (a)	2,190	72,248
SS&C Technologies Holdings, Inc. (a)	9,120	300,048
Vantiv, Inc., “A” (a)	13,160	363,216

		$3,544,554

Construction – 0.5%
Stanley Black & Decker, Inc.	4,180	$323,114

Consumer Products – 2.5%
Estee Lauder Cos., Inc., “A”	7,020	$461,705
Procter & Gamble Co.	13,900	1,070,161

		$1,531,866

Consumer Services – 1.1%
Grand Canyon Education, Inc. (a)	5,730	$184,678
Priceline.com, Inc. (a)	551	455,749

		$640,427

Containers – 0.6%
Packaging Corp. of America	5,630	$275,645
Silgan Holdings, Inc.	2,430	114,113

		$389,758

Electrical Equipment – 1.6%
AMETEK, Inc.	5,505	$232,862
Danaher Corp.	6,230	394,359
Sensata Technologies Holding B.V. (a)	6,570	229,293
W.W. Grainger, Inc.	573	144,499

		$1,001,013

Electronics – 2.8%
Altera Corp.	14,440	$476,376
ASML Holding N.V.	2,747	217,288
KLA-Tencor Corp.	1,040	57,959

4

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Linear Technology Corp.	4,110	$151,412
Microchip Technology, Inc.	13,420	499,895
NXP Semiconductors N.V. (a)	9,200	285,016

		$1,687,946

Energy – Independent – 3.8%
Anadarko Petroleum Corp.	1,730	$148,659
Cabot Oil & Gas Corp.	3,730	264,905
Concho Resources, Inc. (a)	1,620	135,626
CONSOL Energy, Inc.	1,420	38,482
Energen Corp.	1,200	62,712
EOG Resources, Inc.	1,491	196,335
EQT Corp.	2,500	198,425
Gulfport Energy Corp. (a)	720	33,890
Marathon Petroleum Corp.	3,530	250,842
Noble Energy, Inc.	6,078	364,923
PDC Energy, Inc. (a)	610	31,403
Peabody Energy Corp.	1,560	22,838
Pioneer Natural Resources Co.	2,581	373,600
SM Energy Co.	514	30,830
Valero Energy Corp.	5,280	183,586

		$2,337,056

Energy – Integrated – 3.9%
Exxon Mobil Corp. (s)	26,550	$2,398,793

Food & Beverages – 2.9%
Coca-Cola Co.	17,380	$697,112
Coca-Cola Enterprises, Inc.	3,960	139,234
General Mills, Inc.	6,590	319,813
Mead Johnson Nutrition Co., “A”	2,110	167,175
Mondelez International, Inc.	15,320	437,080

		$1,760,414

Food & Drug Stores – 1.1%
CVS Caremark Corp.	9,080	$519,194
Fairway Group Holdings Corp. (a)	7,480	180,792

		$699,986

Gaming & Lodging – 0.6%
Wynn Resorts Ltd.	3,067	$392,576

General Merchandise – 1.9%
Kohl’s Corp.	6,660	$336,397
Target Corp.	11,530	793,956

		$1,130,353

Health Maintenance Organizations – 0.8%
Aetna, Inc.	6,020	$382,511
UnitedHealth Group, Inc.	1,980	129,650

		$512,161

Insurance – 4.2%
ACE Ltd.	12,630	$1,130,132
American International Group, Inc. (a)	9,840	439,848
MetLife, Inc.	17,900	819,104
Validus Holdings Ltd.	5,200	187,824

		$2,576,908

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 2.0%
eBay, Inc. (a)	3,630	$187,744
Google, Inc., “A” (a)	999	879,490
Yahoo!, Inc. (a)	6,130	153,924

		$1,221,158

Leisure & Toys – 0.4%
Brunswick Corp.	7,180	$229,401

Machinery & Tools – 2.3%
Eaton Corp. PLC	5,170	$340,238
Illinois Tool Works, Inc.	1,940	134,190
Joy Global, Inc.	5,340	259,150
Kennametal, Inc.	5,430	210,847
Roper Industries, Inc.	3,714	461,353

		$1,405,778

Major Banks – 4.6%
Goldman Sachs Group, Inc.	1,665	$251,831
JPMorgan Chase & Co. (s)	17,070	901,125
Morgan Stanley	12,480	304,886
State Street Corp.	4,920	320,833
Wells Fargo & Co.	24,490	1,010,702

		$2,789,377

Medical & Health Technology & Services – 1.2%
AmerisourceBergen Corp.	3,510	$195,963
Cerner Corp. (a)	830	79,755
Express Scripts Holding Co. (a)	5,580	344,230
Henry Schein, Inc. (a)	1,070	102,453

		$722,401

Medical Equipment – 2.9%
AtriCure, Inc. (a)	6,700	$63,650
Cooper Cos., Inc.	2,246	267,386
Covidien PLC	5,240	329,282
DexCom, Inc. (a)	3,910	87,780
Endologix, Inc. (a)	3,720	49,402
NxStage Medical, Inc. (a)	9,470	135,232
Sirona Dental Systems, Inc. (a)	1,360	89,597
St. Jude Medical, Inc.	5,130	234,082
Stryker Corp.	3,900	252,252
Thermo Fisher Scientific, Inc.	2,790	236,118

		$1,744,781

Metals & Mining – 0.3%
Lundin Mining Corp. (a)	20,300	$77,208
Teck Resources Ltd., “B”	4,021	85,910
Uranium Participation Corp. (a)	9,790	46,637

		$209,755

Natural Gas – Distribution – 0.3%
Spectra Energy Corp.	4,570	$157,482

Natural Gas – Pipeline – 0.4%
Enbridge, Inc.	6,330	$266,303

5

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 0.3%
Juniper Networks, Inc. (a)	3,600	$69,516
Qualcomm, Inc.	1,500	91,620

		$161,136

Oil Services – 1.6%
Cameron International Corp. (a)	4,330	$264,823
Dresser-Rand Group, Inc. (a)	3,700	221,926
Ensco PLC, “A”	1,390	80,787
FMC Technologies, Inc. (a)	2,640	146,995
Schlumberger Ltd.	2,600	186,316
Superior Energy Services, Inc. (a)	1,830	47,470

		$948,317

Other Banks & Diversified Financials – 4.9%
American Express Co.	4,140	$309,506
Cathay General Bancorp, Inc.	6,080	123,728
CIT Group, Inc. (a)	5,060	235,948
Citigroup, Inc.	16,530	792,944
EuroDekania Ltd. (a)(z)	50,820	55,070
Fifth Third Bancorp	22,590	407,750
PrivateBancorp, Inc.	13,810	292,910
TCF Financial Corp.	13,130	186,183
Visa, Inc., “A”	3,354	612,944

		$3,016,983

Pharmaceuticals – 5.5%
Bristol-Myers Squibb Co.	8,250	$368,693
Johnson & Johnson	10,360	889,510
Perrigo Co.	1,623	196,383
Pfizer, Inc.	36,559	1,024,018
Valeant Pharmaceuticals International, Inc. (a)	6,970	599,978
Zoetis, Inc.	8,730	269,670

		$3,348,252

Pollution Control – 0.2%
Stericycle, Inc. (a)	1,119	$123,571

Railroad & Shipping – 1.1%
Canadian Pacific Railway Ltd.	554	$67,245
Diana Shipping, Inc. (a)	12,950	130,018
Kansas City Southern Co.	923	97,801
Union Pacific Corp.	2,398	369,963

		$665,027

Real Estate – 3.3%
Equity Lifestyle Properties, Inc., REIT	7,100	$557,989
Mid-America Apartment Communities, Inc., REIT	9,820	665,501
Public Storage, Inc., REIT	2,180	334,259
Tanger Factory Outlet Centers, Inc., REIT	13,030	435,984

		$1,993,733

Restaurants – 1.8%
McDonald’s Corp.	3,720	$368,280
Starbucks Corp.	4,100	268,509
YUM! Brands, Inc.	6,340	439,616

		$1,076,405

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 1.1%
Airgas, Inc.	1,910	$182,329
Ecolab, Inc.	2,820	240,236
FMC Corp.	3,710	226,533

		$649,098

Specialty Stores – 2.2%
Amazon.com, Inc. (a)	258	$71,644
AutoZone, Inc. (a)	793	335,986
Bed Bath & Beyond, Inc. (a)	5,610	397,749
Children’s Place Retail Store, Inc. (a)	3,760	206,048
Dick’s Sporting Goods, Inc.	6,360	318,382

		$1,329,809

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	5,250	$384,143
SBA Communications Corp. (a)	3,250	240,890

		$625,033

Telephone Services – 1.7%
AT&T, Inc.	13,610	$481,794
Verizon Communications, Inc.	11,250	566,325

		$1,048,119

Tobacco – 1.6%
Lorillard, Inc.	5,580	$243,734
Philip Morris International, Inc.	8,240	713,749

		$957,483

Trucking – 1.1%
Expeditors International of Washington, Inc.	8,320	$316,243
Swift Transportation Co. (a)	21,260	351,640

		$667,883

Utilities – Electric Power – 2.2%
AES Corp.	10,730	$128,653
American Electric Power Co., Inc.	4,540	203,301
Calpine Corp. (a)	10,480	222,490
CMS Energy Corp.	7,870	213,828
Edison International	4,240	204,198
Great Plains Energy, Inc.	8,420	189,787
PG&E Corp.	3,820	174,689

		$1,336,946

Total Common Stocks (Identified Cost, $51,115,580)		$60,225,042

CONVERTIBLE PREFERRED STOCKS – 0.6%
Utilities – Electric Power – 0.6%
PPL Corp., 8.75%	3,270	$176,645
PPL Corp., 9.5%	3,660	191,821

Total Convertible Preferred Stocks (Identified Cost, $352,234)		$368,466

Issuer/Expiration Date/Strike Price	Number of Contracts

CALL OPTIONS PURCHASED – 0.0%
Pharmaceuticals – 0.0%
Eli Lilly & Co. – October 2013 @ $55 (Premiums Paid, $2,995)	44	$2,728

6

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	477,656	$477,656

Total Investments (Identified Cost, $51,948,465)		$61,073,892

Issuer/Expiration Date/Strike Price	Number of Contracts

PUT OPTIONS WRITTEN – 0.0%
Eli Lilly & Co. – October 2013 @ $42 (Premiums Received, $2,373)	(44)	$(2,420)

OTHER ASSETS, LESS LIABILITIES – 0.0%		6,957

Net Assets – 100.0%		$61,078,429

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At June 30, 2013, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	6/25/07	$737,167	$55,070
% of Net assets			0.1%

At June 30, 2013, the fund had cash collateral of $4,884 and/or other liquid securities with an aggregate value of $591,442 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS Core Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $51,470,809)	$60,596,236
Underlying affiliated funds, at cost and value	477,656
Total investments, at value (identified cost, $51,948,465)	$61,073,892
Deposits with brokers	4,884
Receivables for
Premiums on options written	2,373
Investments sold	139,156
Fund shares sold	40,412
Interest and dividends	66,914
Receivable from investment adviser	524
Other assets	305
Total assets		$61,328,460
Liabilities
Payables for
Investments purchased	$145,706
Fund shares reacquired	59,009
Written options outstanding, at value (premiums received, $2,373)	2,420
Payable to affiliates
Shareholder servicing costs	371
Distribution and/or service fees	105
Payable for independent Trustees’ compensation	415
Accrued expenses and other liabilities	42,005
Total liabilities		$250,031
Net assets		$61,078,429
Net assets consist of
Paid-in capital	$63,265,843
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	9,125,331
Accumulated net realized gain (loss) on investments and foreign currency	(12,218,430)
Undistributed net investment income	905,685
Net assets		$61,078,429
Shares of beneficial interest outstanding		3,003,238

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$57,270,833	2,815,289	$20.34
Service Class	3,807,596	187,949	20.26

See Notes to Financial Statements

8

MFS Core Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$567,286
Interest	1,754
Dividends from underlying affiliated funds	308
Foreign taxes withheld	(1,844)
Total investment income		$567,504
Expenses
Management fee	$226,357
Distribution and/or service fees	4,601
Shareholder servicing costs	5,862
Administrative services fee	9,347
Independent Trustees’ compensation	1,359
Custodian fee	8,143
Shareholder communications	14,546
Audit and tax fees	25,312
Legal fees	375
Dividend and interest expense on securities sold short	1,622
Miscellaneous	7,184
Total expenses		$304,708
Reduction of expenses by investment adviser	(26,447)
Net expenses		$278,261
Net investment income		$289,243
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$4,419,521
Written options	336
Securities sold short	(19,383)
Foreign currency	165
Net realized gain (loss) on investments and foreign currency		$4,400,639
Change in unrealized appreciation (depreciation)
Investments	$3,737,430
Written options	(3,227)
Securities sold short	9,067
Translation of assets and liabilities in foreign currencies	(24)
Net unrealized gain (loss) on investments and foreign currency translation		$3,743,246
Net realized and unrealized gain (loss) on investments and foreign currency		$8,143,885
Change in net assets from operations		$8,433,128

See Notes to Financial Statements

9

MFS Core Equity Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$289,243		$616,884
Net realized gain (loss) on investments and foreign currency	4,400,639		4,753,714
Net unrealized gain (loss) on investments and foreign currency translation	3,743,246		3,550,454
Change in net assets from operations	$8,433,128		$8,921,052
Distributions declared to shareholders
From net investment income	$—		$(445,589)
Change in net assets from fund share transactions	$(4,297,096)		$(9,541,139)
Total change in net assets	$4,136,032		$(1,065,676)
Net assets
At beginning of period	56,942,397		58,008,073
At end of period (including undistributed net investment income of $905,685 and $616,442, respectively)	$61,078,429		$56,942,397

See Notes to Financial Statements

10

MFS Core Equity Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal year. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$17.68		$15.33	$15.65	$13.49	$10.38	$17.18
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.11	$0.13	$0.14	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	2.57		2.30	(0.28)	2.18	3.16	(6.85)
Total from investment operations	$2.66		$2.48	$(0.17)	$2.31	$3.30	$(6.69)
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.15)	$(0.15)	$(0.19)	$(0.11)
Net asset value, end of period (x)	$20.34		$17.68	$15.33	$15.65	$13.49	$10.38
Total return (%) (k)(r)(s)(x)	15.05	(n)	16.23	(1.02)	17.21	32.43	(39.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00	1.00	1.01	1.01	0.95
Expenses after expense reductions (f)	0.91	(a)	0.90	0.91	0.91	0.90	0.90
Net investment income	0.97	(a)	1.05	0.72	0.93	1.20	1.13
Portfolio turnover	30	(n)	64	68	69	90	109
Net assets at end of period (000 omitted)	$57,271		$53,504	$54,471	$62,602	$61,856	$54,049
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.90	(a)	0.90	0.90	0.90	0.90	N/A

See Notes to Financial Statements

11

MFS Core Equity Series

Financial Highlights – continued

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$17.63		$15.28	$15.59	$13.45	$10.32	$17.07
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.14	$0.07	$0.09	$0.11	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.56		2.29	(0.27)	2.17	3.17	(6.81)
Total from investment operations	$2.63		$2.43	$(0.20)	$2.26	$3.28	$(6.69)
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.11)	$(0.12)	$(0.15)	$(0.06)
Net asset value, end of period (x)	$20.26		$17.63	$15.28	$15.59	$13.45	$10.32
Total return (%) (k)(r)(s)(x)	14.92	(n)	15.95	(1.28)	16.86	32.24	(39.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.25	1.25	1.26	1.26	1.20
Expenses after expense reductions (f)	1.16	(a)	1.15	1.16	1.16	1.15	1.15
Net investment income	0.72	(a)	0.81	0.47	0.67	0.95	0.87
Portfolio turnover	30	(n)	64	68	69	90	109
Net assets at end of period (000 omitted)	$3,808		$3,438	$3,537	$4,623	$4,783	$4,571
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.15	(a)	1.15	1.15	1.15	1.15	N/A

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Core Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value

13

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$58,265,286	$—	$—	$58,265,286
Canada	1,143,281	—	—	1,143,281
Netherlands	502,304	—	—	502,304
Israel	500,278	—	—	500,278
Greece	130,017	—	—	130,017
United Kingdom	—	—	55,070	55,070
Mutual Funds	477,656	—	—	477,656
Total Investments	$61,018,822	$—	$55,070	$61,073,892

Other Financial Instruments
Written Options	$(2,420)	$—	$—	$(2,420)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$65,906
Change in unrealized appreciation (depreciation)	(10,836)
Balance as of 6/30/13	$55,070

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2013 is $(10,836).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

14

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Equity Options	$2,728	$—
Equity	Written Equity Options	—	(2,420)
Total		$2,728	$(2,420)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(3,831)	$336

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$3,561	$(3,227)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Deposits with brokers”. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

15

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended June 30, 2013:

	Number of contracts	Premiums received
Outstanding, beginning of period	75	$32,000
Options written	44	2,373
Options closed	(75)	(32,000)
Outstanding, end of period	44	$2,373

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2013, this expense amounted to $1,622. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2013 the fund had no short sales outstanding.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the

16

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities.

A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2013, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2012, there were no significant adjustments due to differences between book and tax.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$445,589

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$51,962,718
Gross appreciation	10,689,177
Gross depreciation	(1,578,003)
Net unrealized appreciation (depreciation)	$9,111,174

As of 12/31/12
Undistributed ordinary income	616,442
Capital loss carryforwards	(16,594,917)
Other temporary differences	(19,608)
Net unrealized appreciation (depreciation)	5,377,541

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

17

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(7,590,612)
12/31/17	(9,004,305)
Total	$(16,594,917)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$428,757
Service Class	—	16,832
Total	$—	$445,589

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $83, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that fund operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, this reduction amounted to $26,250 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $5,592, which equated to 0.0185% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, costs amounted to $270.

18

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0309% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $232 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $114, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, aggregated $17,863,287 and $21,972,536, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	118,714	$2,285,697	320,287	$5,394,125
Service Class	11,105	218,366	11,414	193,883
	129,819	$2,504,063	331,701	$5,588,008
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	25,236	$428,757
Service Class	—	—	992	16,832
	—	$—	26,228	$445,589
Shares reacquired
Initial Class	(329,924)	$(6,440,687)	(872,197)	$(14,755,256)
Service Class	(18,204)	(360,472)	(48,838)	(819,480)
	(348,128)	$(6,801,159)	(921,035)	$(15,574,736)
Net change
Initial Class	(211,210)	$(4,154,990)	(526,674)	$(8,932,374)
Service Class	(7,099)	(142,106)	(36,432)	(608,765)
	(218,309)	$(4,297,096)	(563,106)	$(9,541,139)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary

19

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $159 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	353,894	6,522,206	(6,398,444)	477,656

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$308	$477,656

20

MFS Core Equity Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

21

SEMIANNUAL REPORT

June 30, 2013

MFS® GLOBAL EQUITY SERIES

MFS® Variable Insurance Trust

VGE-SEM

MFS® GLOBAL EQUITY SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Equity Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Equity Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Walt Disney Co.	3.0%
Linde AG	3.0%
Nestle S.A.	2.7%
Reckitt Benckiser Group PLC	2.6%
Honeywell International, Inc.	2.4%
Diageo PLC	2.3%
Visa, Inc., “A”	2.2%
State Street Corp.	2.2%
Heineken N.V.	2.1%
Thermo Fisher Scientific, Inc.	2.1%

Equity sectors
Consumer Staples	18.3%
Financial Services	15.6%
Health Care	12.5%
Leisure	9.8%
Industrial Goods & Services	8.2%
Basic Materials	7.8%
Retailing	7.4%
Technology	6.8%
Special Products & Services	4.3%
Transportation	3.6%
Energy	3.1%
Autos & Housing	1.2%
Utilities & Communications	0.3%

Issuer country weightings (x)
United States	51.9%
United Kingdom	10.1%
Switzerland	8.6%
France	8.1%
Germany	7.5%
Netherlands	3.4%
Japan	2.4%
Canada	1.7%
Sweden	1.0%
Other Countries	5.3%

Currency exposure weightings (y)
United States Dollar	54.5%
Euro	20.1%
British Pound Sterling	10.1%
Swiss Franc	8.6%
Japanese Yen	2.4%
Swedish Krona	1.0%
Danish Krone	0.9%
South Korean Won	0.8%
Brazilian Real	0.7%
Other Currencies	0.9%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	1.15%	$1,000.00	$1,091.15	$5.96
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
Service Class	Actual	1.40%	$1,000.00	$1,089.46	$7.25
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Global Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 4.3%
Honeywell International, Inc.	15,580	$1,236,117
United Technologies Corp.	10,320	959,141

		$2,195,258

Alcoholic Beverages – 6.4%
Carlsberg A.S., “B”	4,945	$441,372
Diageo PLC	40,600	1,164,539
Heineken N.V.	17,136	1,089,377
Pernod Ricard S.A.	5,028	557,542

		$3,252,830

Apparel Manufacturers – 3.9%
Burberry Group PLC	12,249	$252,691
Compagnie Financiere Richemont S.A.	7,315	641,684
LVMH Moet Hennessy Louis Vuitton S.A.	5,227	841,737
NIKE, Inc., “B”	3,490	222,243

		$1,958,355

Automotive – 1.2%
Delphi Automotive PLC	10,200	$517,038
Harley-Davidson, Inc.	1,930	105,803

		$622,841

Broadcasting – 7.0%
Omnicom Group, Inc.	8,380	$526,851
Time Warner, Inc.	10,580	611,736
Viacom, Inc., “B”	3,750	255,188
Walt Disney Co.	24,500	1,547,175
WPP PLC	36,956	631,378

		$3,572,328

Brokerage & Asset Managers – 0.6%
Deutsche Boerse AG	4,597	$302,595

Business Services – 4.3%
Accenture PLC, “A”	14,260	$1,026,150
Adecco S.A.	5,460	309,936
Brenntag AG	1,588	241,221
Compass Group PLC	47,260	605,665

		$2,182,972

Cable TV – 1.2%
British Sky Broadcasting Group PLC	18,030	$217,572
Time Warner Cable, Inc.	3,410	383,557

		$601,129

Chemicals – 1.8%
3M Co.	8,358	$913,947

Computer Software – 2.7%
Autodesk, Inc. (a)	5,210	$176,827
Check Point Software Technologies Ltd. (a)	3,720	184,810
Dassault Systems S.A.	1,253	153,278
Oracle Corp.	28,460	874,291

		$1,389,206

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 0.7%
Canon, Inc.	10,300	$338,290

Consumer Products – 6.4%
Colgate-Palmolive Co.	12,542	$718,531
International Flavors & Fragrances, Inc.	6,740	506,578
Procter & Gamble Co.	2,483	191,166
Reckitt Benckiser Group PLC	18,465	1,308,982
Svenska Cellulosa Aktiebolaget	21,544	539,398

		$3,264,655

Electrical Equipment – 3.9%
Amphenol Corp., “A”	6,610	$515,183
Legrand S.A.	13,997	646,851
Rockwell Automation, Inc.	1,350	112,239
Schneider Electric S.A.	9,476	683,176

		$1,957,449

Electronics – 2.7%
Altera Corp.	8,020	$264,580
Hoya Corp.	19,100	391,907
Microchip Technology, Inc.	9,040	336,740
Samsung Electronics Co. Ltd.	332	390,127

		$1,383,354

Energy – Independent – 0.4%
INPEX Corp.	51	$213,209

Food & Beverages – 5.5%
Dr Pepper Snapple Group, Inc.	7,340	$337,126
Groupe Danone	12,701	953,250
J.M. Smucker Co.	1,125	116,044
Nestle S.A.	21,108	1,380,599

		$2,787,019

Food & Drug Stores – 1.4%
Lawson, Inc.	2,400	$183,182
Walgreen Co.	11,320	500,344

		$683,526

Gaming & Lodging – 0.4%
William Hill PLC	33,670	$226,554

General Merchandise – 0.8%
Target Corp.	6,210	$427,621

Insurance – 0.7%
Swiss Re Ltd.	5,091	$377,123

Major Banks – 6.1%
Bank of New York Mellon Corp.	27,930	$783,437
Goldman Sachs Group, Inc.	3,740	565,675
Standard Chartered PLC	29,712	641,476
State Street Corp.	17,020	1,109,874

		$3,100,462

4

MFS Global Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 7.6%
DENTSPLY International, Inc.	9,700	$397,312
Medtronic, Inc.	12,320	634,110
Sonova Holding AG	2,928	310,609
St. Jude Medical, Inc.	18,470	842,786
Thermo Fisher Scientific, Inc.	12,750	1,079,033
Waters Corp. (a)	5,750	575,288

		$3,839,138

Network & Telecom – 0.7%
Cisco Systems, Inc.	15,260	$370,971

Oil Services – 2.7%
National Oilwell Varco, Inc.	7,090	$488,501
Saipem S.p.A.	11,040	178,625
Schlumberger Ltd.	9,790	701,551

		$1,368,677

Other Banks & Diversified Financials – 8.2%
Aeon Credit Service Co. Ltd.	3,700	$105,088
American Express Co.	9,780	731,153
Credicorp Ltd.	898	114,908
Erste Group Bank AG	8,379	223,095
ICICI Bank Ltd. (a)	16,493	297,179
Itau Unibanco Holding S.A., ADR	29,261	378,052
Julius Baer Group Ltd.	9,994	388,361
Komercni Banka A.S.	964	178,949
Sberbank of Russia, ADR	14,209	161,841
UBS AG	27,259	463,084
Visa, Inc., “A”	6,195	1,132,136

		$4,173,846

Pharmaceuticals – 4.9%
Bayer AG	10,020	$1,068,574
Johnson & Johnson	4,230	363,188
Merck KGaA	4,357	662,654
Roche Holding AG	1,531	379,358

		$2,473,774

Railroad & Shipping – 1.9%
Canadian National Railway Co.	8,814	$857,338
Kuehne & Nagel, Inc. AG	890	97,579

		$954,917

Restaurants – 1.2%
McDonald’s Corp.	5,266	$521,334
Whitbread PLC	1,492	69,577

		$590,911

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 6.0%
Akzo Nobel N.V.	11,091	$622,996
L’Air Liquide S.A.	2,236	275,074
Linde AG	8,209	1,528,551
Praxair, Inc.	5,208	599,753

		$3,026,374

Specialty Stores – 1.3%
AutoZone, Inc. (a)	690	$292,346
Sally Beauty Holdings, Inc. (a)	11,890	369,779

		$662,125

Trucking – 1.7%
United Parcel Service, Inc., “B”	10,020	$866,530

Utilities – Electric Power – 0.3%
Red Electrica de Espana	2,897	$158,896

Total Common Stocks (Identified Cost, $36,873,183)		$50,236,882

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	509,139	$509,139

Total Investments (Identified Cost, $37,382,322)		$50,746,021

OTHER ASSETS, LESS LIABILITIES – 0.1%		29,962

Net Assets – 100.0%		$50,775,983

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $36,873,183)	$50,236,882
Underlying affiliated funds, at cost and value	509,139
Total investments, at value (identified cost, $37,382,322)	$50,746,021
Foreign currency, at value (identified cost, $1,127)	1,125
Receivables for
Investments sold	75,500
Fund shares sold	27,083
Interest and dividends	92,364
Other assets	247
Total assets		$50,942,340
Liabilities
Payable to custodian	$36
Payables for
Investments purchased	101,314
Fund shares reacquired	30,707
Payable to affiliates
Investment adviser	2,157
Shareholder servicing costs	204
Distribution and/or service fees	152
Payable for independent Trustees’ compensation	187
Accrued expenses and other liabilities	31,600
Total liabilities		$166,357
Net assets		$50,775,983
Net assets consist of
Paid-in capital	$36,999,281
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	13,362,796
Accumulated net realized gain (loss) on investments and foreign currency	(436,029)
Undistributed net investment income	849,935
Net assets		$50,775,983
Shares of beneficial interest outstanding		3,075,742

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$45,232,511	2,738,618	$16.52
Service Class	5,543,472	337,124	16.44

See Notes to Financial Statements

6

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$733,530
Interest	4,362
Dividends from underlying affiliated funds	498
Foreign taxes withheld	(52,996)
Total investment income		$685,394
Expenses
Management fee	$258,973
Distribution and/or service fees	6,441
Shareholder servicing costs	3,952
Administrative services fee	8,838
Independent Trustees’ compensation	636
Custodian fee	15,256
Shareholder communications	7,245
Audit and tax fees	26,222
Legal fees	264
Miscellaneous	6,441
Total expenses		$334,268
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(29,371)
Net expenses		$304,896
Net investment income		$380,498
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$127,200
Foreign currency	(6,850)
Net realized gain (loss) on investments and foreign currency		$120,350
Change in unrealized appreciation (depreciation)
Investments (net of $5,467 decrease in deferred country tax)	$3,753,996
Translation of assets and liabilities in foreign currencies	(1,246)
Net unrealized gain (loss) on investments and foreign currency translation		$3,752,750
Net realized and unrealized gain (loss) on investments and foreign currency		$3,873,100
Change in net assets from operations		$4,253,598

See Notes to Financial Statements

7

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$380,498		$476,137
Net realized gain (loss) on investments and foreign currency	120,350		(421,727)
Net unrealized gain (loss) on investments and foreign currency translation	3,752,750		8,638,309
Change in net assets from operations	$4,253,598		$8,692,719
Distributions declared to shareholders
From net investment income	$—		$(445,012)
From net realized gain on investments	—		(927,407)
Total distributions declared to shareholders	$—		$(1,372,419)
Change in net assets from fund share transactions	$1,098,601		$37,085
Total change in net assets	$5,352,199		$7,357,385
Net assets
At beginning of period	45,423,784		38,066,399
At end of period (including undistributed net investment income of $849,935 and $469,437, respectively)	$50,775,983		$45,423,784

See Notes to Financial Statements

8

MFS Global Equity Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$15.14		$12.71	$13.40	$12.04	$9.36	$15.47
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.16	$0.14	$0.11	$0.12	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	1.26		2.76	(0.72)	1.37	2.78	(5.01)
Total from investment operations	$1.38		$2.92	$(0.58)	$1.48	$2.90	$(4.81)
Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.11)	$(0.12)	$(0.22)	$(0.14)
From net realized gain on investments	—		(0.33)	—	—	—	(1.16)
Total distributions declared to shareholders	$—		$(0.49)	$(0.11)	$(0.12)	$(0.22)	$(1.30)
Net asset value, end of period (x)	$16.52		$15.14	$12.71	$13.40	$12.04	$9.36
Total return (%) (k)(r)(s)(x)	9.11	(n)	23.34	(4.32)	12.36	31.98	(33.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.30	1.40	1.38	1.52	1.36
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.15	1.15	1.15
Net investment income	1.49	(a)	1.15	1.08	0.88	1.18	1.61
Portfolio turnover	17	(n)	21	15	18	23	28
Net assets at end of period (000 omitted)	$45,233		$41,297	$35,426	$39,966	$39,418	$33,523

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$15.09		$12.68	$13.37	$12.03	$9.35	$15.47
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.12	$0.11	$0.08	$0.08	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	1.25		2.75	(0.71)	1.36	2.81	(5.01)
Total from investment operations	$1.35		$2.87	$(0.60)	$1.44	$2.89	$(4.85)
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.09)	$(0.10)	$(0.21)	$(0.11)
From net realized gain on investments	—		(0.33)	—	—	—	(1.16)
Total distributions declared to shareholders	$—		$(0.46)	$(0.09)	$(0.10)	$(0.21)	$(1.27)
Net asset value, end of period (x)	$16.44		$15.09	$12.68	$13.37	$12.03	$9.35
Total return (%) (k)(r)(s)(x)	8.95	(n)	22.98	(4.53)	12.05	31.80	(33.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.54	1.65	1.63	1.75	1.60
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40	1.40	1.40	1.40
Net investment income	1.27	(a)	0.87	0.83	0.64	0.82	1.32
Portfolio turnover	17	(n)	21	15	18	23	28
Net assets at end of period (000 omitted)	$5,543		$4,127	$2,640	$2,474	$2,248	$695
See Notes to Financial Statements

9

MFS Global Equity Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Equity Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of

11

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$25,806,971	$—	$—	$25,806,971
United Kingdom	—	5,118,434	—	5,118,434
Switzerland	310,609	4,037,724	—	4,348,333
France	1,664,070	2,446,841	—	4,110,911
Germany	1,612,390	2,191,205	—	3,803,595
Netherlands	—	1,712,373	—	1,712,373
Japan	183,182	1,048,494	—	1,231,676
Canada	857,338	—	—	857,338
Sweden	—	539,398	—	539,398
Other Countries	1,705,865	1,001,988	—	2,707,853
Mutual Funds	509,139	—	—	509,139
Total Investments	$32,649,564	$18,096,457	$—	$50,746,021

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,380,599 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $4,146,948 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities,

12

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$445,021
Long-term capital gains	927,398
Total distributions	$1,372,419

13

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$37,548,606
Gross appreciation	14,367,875
Gross depreciation	(1,170,460)
Net unrealized appreciation (depreciation)	$13,197,415

As of 12/31/12
Undistributed ordinary income	470,055
Capital loss carryforwards	(390,095)
Other temporary differences	(5,742)
Net unrealized appreciation (depreciation)	9,448,886

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such post-enactment losses are characterized as follows:

Long-term losses	$(390,095)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$413,927	$—	$849,441
Service Class	—	31,085	—	77,966
Total	$—	$445,012	$—	$927,407

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	1.00%
Average daily net assets in excess of $1 billion	0.90%

The investment adviser has agreed in writing to reduce its management fee to 0.90% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, this management fee reduction amounted to $25,862, which is shown as a reduction of total expenses in the Statement of Operations. Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $72, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.15% of average daily net assets for the Initial Class shares and 1.40% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, this reduction amounted to $3,340 and is reflected as a reduction of total expenses in the Statement of Operations.

14

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $3,814, which equated to 0.0147% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $138.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0341% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $193 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $97, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $10,025,390 and $8,823,180, respectively.

15

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	660,632	$10,753,081	729,692	$10,142,333
Service Class	117,023	1,894,505	175,454	2,470,998
	777,655	$12,647,586	905,146	$12,613,331
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	91,482	$1,263,368
Service Class	—	—	7,914	109,051
	—	$—	99,396	$1,372,419
Shares reacquired
Initial Class	(649,152)	$(10,665,967)	(881,333)	$(12,259,890)
Service Class	(53,285)	(883,018)	(118,247)	(1,688,775)
	(702,437)	$(11,548,985)	(999,580)	$(13,948,665)
Net change
Initial Class	11,480	$87,114	(60,159)	$(854,189)
Service Class	63,738	1,011,487	65,121	891,274
	75,218	$1,098,601	4,962	$37,085

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $127 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	331,146	10,861,602	(10,683,609)	509,139

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$498	$509,139

16

MFS Global Equity Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2013

MFS® GROWTH SERIES

MFS® Variable Insurance Trust

VEG-SEM

MFS® GROWTH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	4.5%
Visa, Inc., “A”	2.7%
Danaher Corp.	2.6%
Precision Castparts Corp.	2.4%
American Tower Corp., REIT	2.3%
Thermo Fisher Scientific, Inc.	2.1%
News Corp., “A”	2.0%
Qualcomm, Inc.	2.0%
MasterCard, Inc., “A”	1.9%
EMC Corp.	1.9%

Equity sectors
Technology	18.6%
Health Care	16.1%
Leisure	12.1%
Retailing	10.2%
Financial Services	9.9%
Industrial Goods & Services	8.6%
Consumer Staples	5.6%
Energy	5.2%
Special Products & Services	4.0%
Utilities & Communications	2.7%
Transportation	2.1%
Basic Materials	2.0%
Autos & Housing	1.3%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.78%	$1,000.00	$1,114.12	$4.09
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
Service Class	Actual	1.03%	$1,000.00	$1,112.57	$5.40
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.4%
Aerospace – 3.6%
Honeywell International, Inc.	177,150	$14,055,080
Precision Castparts Corp.	131,848	29,798,965

		$43,854,045

Alcoholic Beverages – 1.2%
Diageo PLC	276,437	$7,929,107
Pernod Ricard S.A.	57,397	6,364,610

		$14,293,717

Apparel Manufacturers – 2.5%
LVMH Moet Hennessy Louis Vuitton S.A.	44,648	$7,189,950
Michael Kors Holdings Ltd. (a)	82,660	5,126,573
NIKE, Inc., “B”	128,222	8,165,177
VF Corp.	51,430	9,929,076

		$30,410,776

Automotive – 0.4%
LKQ Corp. (a)	175,580	$4,521,185

Biotechnology – 5.7%
Alexion Pharmaceuticals, Inc. (a)	105,440	$9,725,786
Biogen Idec, Inc. (a)	84,459	18,175,577
Celgene Corp. (a)	134,517	15,726,382
Gilead Sciences, Inc. (a)	304,630	15,600,102
Illumina, Inc. (a)	72,590	5,432,636
Regeneron Pharmaceuticals, Inc. (a)	25,685	5,776,043

		$70,436,526

Broadcasting – 5.9%
Discovery Communications, Inc., “A” (a)	180,750	$13,955,708
News Corp., “A”	763,720	24,897,272
Time Warner, Inc.	143,920	8,321,454
Viacom, Inc., “B”	137,080	9,328,294
Walt Disney Co.	254,860	16,094,409

		$72,597,137

Brokerage & Asset Managers – 3.1%
Affiliated Managers Group, Inc. (a)	79,859	$13,092,084
BlackRock, Inc.	46,374	11,911,162
IntercontinentalExchange, Inc. (a)	72,880	12,955,149

		$37,958,395

Business Services – 2.4%
Cognizant Technology Solutions Corp., “A” (a)	161,496	$10,111,265
FleetCor Technologies, Inc. (a)	107,130	8,709,669
Verisk Analytics, Inc., “A” (a)	177,100	10,572,870

		$29,393,804

Cable TV – 1.8%
Comcast Corp., “Special A”	330,650	$13,116,886
Time Warner Cable, Inc.	83,320	9,371,834

		$22,488,720

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 1.0%
Monsanto Co.	125,971	$12,445,935

Computer Software – 3.8%
Autodesk, Inc. (a)	132,100	$4,483,474
Citrix Systems, Inc. (a)	176,872	10,670,688
Oracle Corp.	581,290	17,857,229
PTC, Inc. (a)	122,500	3,004,925
Salesforce.com, Inc. (a)	156,772	5,985,555
TIBCO Software, Inc. (a)	113,620	2,431,468
VMware, Inc., “A” (a)	40,720	2,727,833

		$47,161,172

Computer Software – Systems – 3.4%
Apple, Inc.	47,489	$18,809,443
EMC Corp.	992,210	23,436,000

		$42,245,443

Construction – 0.9%
Stanley Black & Decker, Inc.	140,240	$10,840,552

Consumer Products – 1.1%
Estee Lauder Cos., Inc., “A”	203,289	$13,370,318

Consumer Services – 1.6%
Priceline.com, Inc. (a)	23,446	$19,392,890

Electrical Equipment – 3.4%
AMETEK, Inc.	227,440	$9,620,712
Danaher Corp.	511,810	32,397,573

		$42,018,285

Electronics – 1.7%
Altera Corp.	312,730	$10,316,963
Linear Technology Corp.	179,110	6,598,412
NXP Semiconductors N.V. (a)	136,840	4,239,303

		$21,154,678

Energy – Independent – 3.4%
Anadarko Petroleum Corp.	121,240	$10,418,153
Cabot Oil & Gas Corp.	112,680	8,002,534
Noble Energy, Inc.	136,931	8,221,337
Pioneer Natural Resources Co.	106,881	15,471,025

		$42,113,049

Engineering – Construction – 0.1%
Fluor Corp.	24,850	$1,473,854

Entertainment – 0.2%
Netflix, Inc. (a)	10,774	$2,274,284

Food & Beverages – 2.3%
Groupe Danone	82,674	$6,204,941
Mead Johnson Nutrition Co., “A”	143,596	11,377,111
Mondelez International, Inc.	380,640	10,859,659

		$28,441,711

4

MFS Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 0.5%
CVS Caremark Corp.	107,390	$6,140,560

Gaming & Lodging – 2.1%
Las Vegas Sands Corp.	234,970	$12,436,962
Wynn Resorts Ltd.	102,362	13,102,336

		$25,539,298

General Merchandise – 2.1%
Costco Wholesale Corp.	105,460	$11,660,712
Target Corp.	196,034	13,498,901

		$25,159,613

Insurance – 0.4%
ACE Ltd.	48,870	$4,372,888

Internet – 7.7%
eBay, Inc. (a)	395,180	$20,438,710
Facebook, Inc., “A “ (a)	249,110	6,192,875
Google, Inc., “A” (a)	62,566	55,081,229
LinkedIn Corp., “A” (a)	36,521	6,511,694
Yahoo!, Inc. (a)	232,900	5,848,119

		$94,072,627

Leisure & Toys – 0.6%
Polaris Industries, Inc.	74,979	$7,123,005

Machinery & Tools – 1.5%
Cummins, Inc.	47,059	$5,104,019
Joy Global, Inc.	77,621	3,766,947
Roper Industries, Inc.	80,695	10,023,933

		$18,894,899

Major Banks – 0.6%
Morgan Stanley	289,300	$7,067,599

Medical & Health Technology & Services – 2.7%
Catamaran Corp. (a)	179,410	$8,740,855
Cerner Corp. (a)	98,042	9,420,856
Express Scripts Holding Co. (a)	235,238	14,511,832

		$32,673,543

Medical Equipment – 4.6%
Abbott Laboratories	200,370	$6,988,906
Cooper Cos., Inc.	47,751	5,684,757
Covidien PLC	211,208	13,272,311
Intuitive Surgical, Inc. (a)	8,451	4,281,108
Thermo Fisher Scientific, Inc.	302,289	25,582,718

		$55,809,800

Natural Gas – Pipeline – 0.4%
Kinder Morgan, Inc.	126,530	$4,827,120

Network & Telecom – 2.0%
Qualcomm, Inc.	398,929	$24,366,583

Oil Services – 1.8%
Cameron International Corp. (a)	96,890	$5,925,792
Dresser-Rand Group, Inc. (a)	174,832	10,486,423
FMC Technologies, Inc. (a)	102,370	5,699,962

		$22,112,177

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 5.8%
American Express Co.	200,880	$15,017,789
MasterCard, Inc., “A”	40,861	23,474,645
Visa, Inc., “A”	178,708	32,658,887

		$71,151,321

Pharmaceuticals – 3.1%
Allergan, Inc.	37,097	$3,125,051
Bristol-Myers Squibb Co.	312,800	13,979,032
Perrigo Co.	49,173	5,949,933
Valeant Pharmaceuticals International, Inc. (a)	120,760	10,395,021
Zoetis, Inc.	135,770	4,193,935

		$37,642,972

Railroad & Shipping – 1.4%
Kansas City Southern Co.	84,619	$8,966,229
Union Pacific Corp.	53,642	8,275,888

		$17,242,117

Restaurants – 1.5%
Starbucks Corp.	187,950	$12,308,846
YUM! Brands, Inc.	86,111	5,970,937

		$18,279,783

Specialty Chemicals – 1.0%
Airgas, Inc.	88,070	$8,407,162
Praxair, Inc.	36,932	4,253,089

		$12,660,251

Specialty Stores – 5.1%
Amazon.com, Inc. (a)	72,144	$20,033,667
AutoZone, Inc. (a)	18,936	8,022,994
PetSmart, Inc.	93,610	6,270,934
Ross Stores, Inc.	205,552	13,321,825
Tiffany & Co.	126,700	9,228,828
Tractor Supply Co.	51,653	6,074,909

		$62,953,157

Telecommunications – Wireless – 2.3%
American Tower Corp., REIT	380,536	$27,843,819

Tobacco – 1.0%
Philip Morris International, Inc.	138,000	$11,953,560

Trucking – 0.7%
Expeditors International of Washington, Inc.	227,271	$8,638,571

Total Common Stocks (Identified Cost, $1,001,699,200)		$1,205,411,739

5

MFS Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 1.8%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	22,035,982	$22,035,982

Total Investments (Identified Cost, $1,023,735,182)		$1,227,447,721

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(2,666,059)

Net Assets – 100.0%		$1,224,781,662

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,001,699,200)	$1,205,411,739
Underlying affiliated funds, at cost and value	22,035,982
Total investments, at value (identified cost, $1,023,735,182)	$1,227,447,721
Cash	22,938
Receivables for
Fund shares sold	2,237,931
Interest and dividends	713,865
Other assets	4,081
Total assets		$1,230,426,536
Liabilities
Payables for
Investments purchased	$188,687
Fund shares reacquired	5,210,053
Payable to affiliates
Investment adviser	106,329
Shareholder servicing costs	1,392
Distribution and/or service fees	4,506
Payable for independent Trustees’ compensation	1,823
Accrued expenses and other liabilities	132,084
Total liabilities		$5,644,874
Net assets		$1,224,781,662
Net assets consist of
Paid-in capital	$939,765,278
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	203,712,539
Accumulated net realized gain (loss) on investments and foreign currency	77,792,461
Undistributed net investment income	3,511,384
Net assets		$1,224,781,662
Shares of beneficial interest outstanding		38,243,716

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,059,998,483	33,001,539	$32.12
Service Class	164,783,179	5,242,177	31.43

See Notes to Financial Statements

7

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$5,465,703
Interest	72,116
Dividends from underlying affiliated funds	10,066
Foreign taxes withheld	(46,633)
Total investment income		$5,501,252
Expenses
Management fee	$4,419,566
Distribution and/or service fees	189,010
Shareholder servicing costs	31,948
Administrative services fee	80,615
Independent Trustees’ compensation	11,134
Custodian fee	49,411
Shareholder communications	61,755
Audit and tax fees	25,638
Legal fees	3,870
Miscellaneous	26,151
Total expenses		$4,899,098
Fees paid indirectly	(7)
Reduction of expenses by investment adviser	(3,935)
Net expenses		$4,895,156
Net investment income		$606,096
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$78,604,624
Foreign currency	6,473
Net realized gain (loss) on investments and foreign currency		$78,611,097
Change in unrealized appreciation (depreciation)
Investments	$50,048,192
Translation of assets and liabilities in foreign currencies	8
Net unrealized gain (loss) on investments and foreign currency translation		$50,048,200
Net realized and unrealized gain (loss) on investments and foreign currency		$128,659,297
Change in net assets from operations		$129,265,393

See Notes to Financial Statements

8

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$606,096		$2,894,532
Net realized gain (loss) on investments and foreign currency	78,611,097		49,498,669
Net unrealized gain (loss) on investments and foreign currency translation	50,048,200		48,166,563
Change in net assets from operations	$129,265,393		$100,559,764
Change in net assets from fund share transactions	$(46,152,723)		$522,916,983
Total change in net assets	$83,112,670		$623,476,747
Net assets
At beginning of period	1,141,668,992		518,192,245
At end of period (including undistributed net investment income of $3,511,384 and $2,905,288, respectively)	$1,224,781,662		$1,141,668,992

See Notes to Financial Statements

9

MFS Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011		2010		2009	2008
	(unaudited)
Net asset value, beginning of period	$28.83		$24.56	$24.69		$21.43		$15.62	$25.01
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.13	$(0.00	)(w)	$0.05		$0.03	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	3.27		4.14	(0.08)		3.24		5.83	(9.39)
Total from investment operations	$3.29		$4.27	$(0.08)		$3.29		$5.86	$(9.34)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.05)		$(0.03)		$(0.05)	$(0.05)
Net asset value, end of period (x)	$32.12		$28.83	$24.56		$24.69		$21.43	$15.62
Total return (%) (k)(r)(s)(x)	11.41	(n)	17.39	(0.32)		15.34		37.67	(37.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.82	0.84		0.85		0.86	0.84
Expenses after expense reductions (f)	0.78	(a)	0.82	0.84		0.85		0.86	0.84
Net investment income	0.13	(a)	0.45	(0.00	)(w)	0.24		0.14	0.25
Portfolio turnover	23	(n)	52	75		100		100	129
Net assets at end of period (000 omitted)	$1,059,998		$1,007,422	$461,382		$503,497		$498,288	$389,813

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011		2010		2009	2008
	(unaudited)
Net asset value, beginning of period	$28.25		$24.13	$24.27		$21.10		$15.37	$24.61
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.07	$(0.06)		$0.00	(w)	$(0.02)	$0.00 (w)
Net realized and unrealized gain (loss) on investments and foreign currency	3.20		4.05	(0.08)		3.17		5.76	(9.24)
Total from investment operations	$3.18		$4.12	$(0.14)		$3.17		$5.74	$(9.24)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$—		$(0.01)	$—
Net asset value, end of period (x)	$31.43		$28.25	$24.13		$24.27		$21.10	$15.37
Total return (%) (k)(r)(s)(x)	11.26	(n)	17.07	(0.56)		15.02		37.33	(37.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.07	1.09		1.10		1.10	1.09
Expenses after expense reductions (f)	1.03	(a)	1.07	1.09		1.10		1.10	1.08
Net investment income (loss)	(0.11	)(a)	0.26	(0.25)		0.02		(0.11)	0.01
Portfolio turnover	23	(n)	52	75		100		100	129
Net assets at end of period (000 omitted)	$164,783		$134,247	$56,810		$43,161		$31,861	$18,684

See Notes to Financial Statements

10

MFS Growth Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

12

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,154,347,952	$—	$—	$1,154,347,952
France	12,569,551	7,189,950	—	19,759,501
Canada	19,135,876	—	—	19,135,876
United Kingdom	—	7,929,107	—	7,929,107
Netherlands	4,239,303	—	—	4,239,303
Mutual Funds	22,035,982	—	—	22,035,982
Total Investments	$1,212,328,664	$15,119,057	$—	$1,227,447,721

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $12,569,551 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, there were no securities on loan or collateral outstanding.

13

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The fund declared no distributions for the current period or for the year ended December 31, 2012.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$1,024,131,557
Gross appreciation	221,531,491
Gross depreciation	(18,215,327)
Net unrealized appreciation (depreciation)	$203,316,164

As of 12/31/12
Undistributed ordinary income	2,905,288
Undistributed long-term capital gain	9,914,525
Capital loss carryforwards	(10,171,567)
Other temporary differences	(166,349)
Net unrealized appreciation (depreciation)	153,269,094

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

14

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

As of December 31, 2012 the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(4,835,046)
12/31/17	(5,336,521)
Total	$(10,171,567)

The availability of $4,835,046 of the capital loss carryforwards, which were acquired on August 17, 2012 in connection with the MFS Growth Portfolio merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $1,657, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $30,756, which equated to 0.0051% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $1,192.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0134% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,482 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the

15

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

payments made by the fund in the amount of $2,278, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $277,608,373 and $329,726,588, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,563,100	$48,895,574	4,032,529	$110,039,913
Service Class	1,056,828	32,504,820	2,536,052	68,492,337
	2,619,928	$81,400,394	6,568,581	$178,532,250
Shares issued in connection with acquisition of MFS Growth Portfolio
Initial Class			5,123,763	$144,080,230
Service Class			491,709	13,561,334
			5,615,472	$157,641,564
Shares issued in connection with acquisition of SC WMC Large Cap Growth Fund
Initial Class			11,289,645	$321,190,385
Service Class			556,484	15,514,779
			11,846,129	$336,705,164
Shares reacquired
Initial Class	(3,508,472)	$(110,122,963)	(4,281,886)	$(118,022,809)
Service Class	(567,153)	(17,430,154)	(1,186,136)	(31,939,186)
	(4,075,625)	$(127,553,117)	(5,468,022)	$(149,961,995)
Net change
Initial Class	(1,945,372)	$(61,227,389)	16,164,051	$457,287,719
Service Class	489,675	15,074,666	2,398,109	65,629,264
	(1,455,697)	$(46,152,723)	18,562,160	$522,916,983

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 15%, 5%, and 5%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $2,703 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,917,356	131,292,776	(121,174,150)	22,035,982

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,066	$22,035,982

(8)	Acquisitions

At close of business on August 17, 2012, the fund with net assets of approximately $629,077,130, acquired all of the assets and liabilities of MFS Growth Portfolio, a series of MFS Variable Insurance Trust. The purpose of the transaction was to provide shareholders of the MFS Growth Portfolio the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 5,615,472 shares of the fund (valued at approximately $157,641,564) for all of the assets and liabilities of MFS Growth Portfolio. MFS Growth Portfolio then distributed the shares of the fund that MFS Growth Portfolio received from the fund to its shareholders. MFS Growth Portfolio’s investments on that date were valued at approximately $158,214,214 with a cost basis of approximately $127,245,941. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Growth Portfolio were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

At close of business on December 7, 2012 the fund with net assets of approximately $781,080,976, acquired all of the assets and liabilities of SC WMC Large Cap Growth Fund, a series of Sun Capital Advisers Trust. The purpose of the transaction was to provide shareholders of the SC WMC Large Cap Growth Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 11,846,129 shares of the fund (valued at approximately $336,705,164) for all of the assets and liabilities of SC WMC Large Cap Growth Fund. SC WMC Large Cap Growth Fund then distributed the shares of the fund that SC WMC Large Cap Growth Fund received from the fund to its shareholders. SC WMC Large Cap Growth Fund’s investments on that date were valued at approximately $328,346,705 with a cost basis of approximately $315,494,167. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from SC WMC Large Cap Growth Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

17

MFS Growth Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2013

MFS® HIGH INCOME SERIES

MFS® Variable Insurance Trust

VHI-SEM

MFS® HIGH INCOME SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Income Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS High Income Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy-Independent	8.2%
Broadcasting	5.4%
Medical & Health Technology & Services	5.2%
Telecommunications-Wireless	4.4%
Utilities-Electric Power	3.8%

Composition including fixed income credit quality (a)(i)
A (o)	0.0%
BBB	3.8%
BB	36.7%
B	43.2%
CCC	13.4%
C	0.1%
D (o)	0.0%
Not Rated	1.0%
Non-Fixed Income	1.4%
Cash & Other	0.4%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	6.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS High Income Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.79%	$1,000.00	$1,010.25	$3.94
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,009.15	$5.18
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS High Income Series

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 93.5%
Aerospace – 2.1%
Bombardier, Inc., 4.25%, 2016 (n)		$199,000	$203,478
Bombardier, Inc., 7.5%, 2018 (n)		870,000	965,700
Bombardier, Inc., 7.75%, 2020 (n)		740,000	821,400
CPI International, Inc., 8%, 2018		1,040,000	1,071,169
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	386,000	449,681
Huntington Ingalls Industries, Inc., 7.125%, 2021		$985,000	1,058,875
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,030,000	1,102,100

			$5,672,403

Apparel Manufacturers – 1.1%
Hanesbrands, Inc., 6.375%, 2020		$805,000	$858,331
Jones Group, Inc., 6.875%, 2019		480,000	482,400
PVH Corp., 7.375%, 2020		885,000	960,225
PVH Corp., 4.5%, 2022		600,000	576,000

			$2,876,956

Asset-Backed & Securitized – 0.4%
Arbor Realty Mortgage Securities, CDO, FRN, 2.576%, 2038 (z)		$568,229	$170,469
Citigroup Commercial Mortgage Trust, FRN, 5.884%, 2049		985,952	128,174
Crest Ltd., CDO, 7%, 2040 (a)(p)		1,042,106	52,105
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)		1,238,850	12,389
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.575%, 2050 (p)(z)		530,196	1,325
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		546,636	273,064
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		299,760	301,259
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.197%, 2051		750,000	153,487

			$1,092,272

Automotive – 3.4%
Accuride Corp., 9.5%, 2018		$1,130,000	$1,149,775
Allison Transmission, Inc., 7.125%, 2019 (n)		980,000	1,036,350
Continental Rubber of America Corp., 4.5%, 2019 (n)		235,000	241,974
Delphi Corp., 5%, 2023		810,000	832,275
Ford Motor Credit Co. LLC, 8.125%, 2020		395,000	475,806
General Motors Financial Co., Inc., 4.75%, 2017 (n)		100,000	102,500
General Motors Financial Co., Inc., 6.75%, 2018		655,000	712,313
General Motors Financial Co., Inc., 4.25%, 2023 (n)		320,000	298,000
Goodyear Tire & Rubber Co., 8.25%, 2020		230,000	251,850
Goodyear Tire & Rubber Co., 6.5%, 2021		595,000	605,413
Goodyear Tire & Rubber Co., 7%, 2022		425,000	435,625

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Jaguar Land Rover PLC, 7.75%, 2018 (n)	$200,000	$216,000
Jaguar Land Rover PLC, 8.125%, 2021 (n)	1,295,000	1,424,500
Jaguar Land Rover PLC, 5.625%, 2023 (n)	355,000	344,350
Lear Corp., 8.125%, 2020	250,000	273,750
Lear Corp., 4.75%, 2023 (n)	240,000	228,000
LKQ Corp., 4.75%, 2023 (n)	365,000	348,575

		$8,977,056

Broadcasting – 5.0%
Allbritton Communications Co., 8%, 2018	$240,000	$255,000
AMC Networks, Inc., 7.75%, 2021	1,031,000	1,126,368
Clear Channel Communications, Inc., 9%, 2021	703,000	667,850
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	235,000	240,875
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	585,000	602,550
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	50,000	51,500
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	335,000	346,725
Hughes Network Systems LLC, 7.625%, 2021	380,000	403,750
IAC/InterActiveCorp, 4.75%, 2022 (n)	270,000	255,150
Inmarsat Finance PLC, 7.375%, 2017 (n)	610,000	634,400
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	740,000	717,800
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	145,000	140,650
Intelsat S.A., 8.125%, 2023 (n)	535,000	552,388
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	424,221	161,204
Liberty Media Corp., 8.5%, 2029	875,000	958,125
Local TV Finance LLC, 9.25%, 2015 (p)(z)	632,946	633,737
Netflix, Inc., 5.375%, 2021 (n)	475,000	472,625
Nexstar Broadcasting Group, Inc., 8.875%, 2017	430,000	460,100
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	305,000	314,150
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	335,000	355,100
Sinclair Broadcast Group, Inc., 8.375%, 2018	175,000	188,125
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	595,000	654,500
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	665,000	724,850
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)	195,000	183,300
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	150,000	145,500
Univision Communications, Inc., 6.875%, 2019 (n)	345,000	362,250
Univision Communications, Inc., 7.875%, 2020 (n)	820,000	887,650

4

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Broadcasting – continued
Univision Communications, Inc., 8.5%, 2021 (n)		$675,000	$717,188

			$13,213,410

Brokerage & Asset Managers – 0.6%
E*TRADE Financial Corp., 6.375%, 2019		$1,435,000	$1,456,525

Building – 2.6%
ABC Supply Co., Inc., 5.625%, 2021 (n)		$175,000	$171,938
Boise Cascade Co., 6.375%, 2020		610,000	617,625
Building Materials Holding Corp., 6.875%, 2018 (n)		315,000	332,325
Building Materials Holding Corp., 7%, 2020 (n)		480,000	511,200
Building Materials Holding Corp., 6.75%, 2021 (n)		445,000	472,813
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)		202,000	195,940
CEMEX S.A.B. de C.V., 9.25%, 2020		415,000	437,825
HD Supply, Inc., 8.125%, 2019		470,000	514,650
HD Supply, Inc., 11.5%, 2020		560,000	649,600
HD Supply, Inc., 10.5%, 2021		65,000	67,275
Nortek, Inc., 8.5%, 2021		1,100,000	1,177,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)		320,000	346,400
USG Corp., 6.3%, 2016		947,000	965,940
USG Corp., 7.875%, 2020 (n)		490,000	534,100

			$6,994,631

Business Services – 1.8%
Equinix, Inc., 4.875%, 2020		$530,000	$519,400
Fidelity National Information Services, Inc., 5%, 2022		870,000	875,438
iGate Corp., 9%, 2016		1,072,000	1,114,880
Iron Mountain, Inc., 8.375%, 2021		920,000	978,650
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)		475,000	382,375
Neustar, Inc., 4.5%, 2023 (n)		490,000	463,050
SunGard Data Systems, Inc., 7.375%, 2018		315,000	332,325

			$4,666,118

Cable TV – 3.4%
CCO Holdings LLC, 8.125%, 2020		$1,020,000	$1,114,350
CCO Holdings LLC, 7.375%, 2020		385,000	418,688
CCO Holdings LLC, 6.5%, 2021		625,000	651,563
CCO Holdings LLC, 5.125%, 2023		340,000	318,750
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024		400,000	386,000
Cequel Communications Holdings, 6.375%, 2020 (n)		270,000	274,725
DISH DBS Corp., 6.75%, 2021		530,000	563,125
DISH DBS Corp., 5%, 2023		315,000	303,188
EchoStar Corp., 7.125%, 2016		575,000	622,438
Lynx I Corp., 5.375%, 2021 (n)		435,000	437,175
Lynx II Corp., 6.375%, 2023 (n)		290,000	292,175
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	460,000	612,530

Issuer	Shares/Par		Value ($)

BONDS – continued
Cable TV – continued
Unitymedia Hessen, 5.5%, 2023 (n)		$205,000	$193,725
UPC Holding B.V., 9.875%, 2018 (n)		635,000	688,975
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,021,000	1,056,735
Virgin Media Finance PLC, 8.375%, 2019		81,000	87,885
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	700,000	972,658

			$8,994,685

Chemicals – 1.9%
Celanese U.S. Holdings LLC, 6.625%, 2018		$585,000	$618,638
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		360,000	367,200
Hexion U.S. Finance Corp., 6.625%, 2020 (n)		360,000	359,100
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		775,000	790,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		585,000	558,675
Huntsman International LLC, 8.625%, 2021		855,000	938,363
INEOS Finance PLC, 8.375%, 2019 (n)		660,000	721,050
INEOS Group Holdings S.A., 6.125%, 2018 (n)		270,000	257,850
LyondellBasell Industries N.V., 5%, 2019		255,000	277,464
Polypore International, Inc., 7.5%, 2017		205,000	213,713

			$5,102,553

Computer Software – 1.1%
Infor U.S., Inc., 11.5%, 2018		$495,000	$560,588
Nuance Communications, Inc., 5.375%, 2020 (n)		305,000	298,138
Syniverse Holdings, Inc., 9.125%, 2019		990,000	1,056,825
TransUnion Holding Co., Inc., 9.625%, 2018		410,000	437,675
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		195,000	215,963
Verisign, Inc., 4.625%, 2023 (n)		395,000	383,150

			$2,952,339

Computer Software – Systems – 0.9%
Audatex North America, Inc., 6.75%, 2018		$730,000	$766,500
CDW LLC/CDW Finance Corp., 12.535%, 2017		582,000	614,010
CDW LLC/CDW Finance Corp., 8.5%, 2019		920,000	989,000

			$2,369,510

Conglomerates – 1.8%
Amsted Industries, Inc., 8.125%, 2018 (n)		$960,000	$1,012,800
BC Mountain LLC, 7%, 2021 (n)		500,000	510,000
Dynacast International LLC, 9.25%, 2019		745,000	812,050
Griffon Corp., 7.125%, 2018		780,000	817,050
Rexel S.A., 6.125%, 2019 (n)		545,000	555,900
Rexel S.A., 5.25%, 2020 (n)		215,000	214,463

5

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Conglomerates – continued
Silver II Borrower, 7.75%, 2020 (n)	$720,000	$723,600

		$4,645,863

Construction – 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2021	$195,000	$171,600

Consumer Products – 1.0%
Elizabeth Arden, Inc., 7.375%, 2021	$660,000	$706,200
Jarden Corp., 7.5%, 2020	770,000	823,900
Libbey Glass, Inc., 6.875%, 2020	288,000	301,320
Prestige Brands, Inc., 8.125%, 2020	384,000	419,520
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	295,000	309,013
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	75,000	78,563

		$2,638,516

Consumer Services – 0.6%
QVC, Inc., 7.375%, 2020 (n)	$455,000	$496,334
Service Corp. International, 7%, 2017	1,015,000	1,119,038

		$1,615,372

Containers – 3.1%
Ardagh Packaging Finance PLC , 7%, 2020 (n)	$330,000	$318,038
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	755,000	805,019
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	200,000	213,250
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	970,000	1,029,413
Ball Corp., 5%, 2022	521,000	518,395
Ball Corp., 4%, 2023	165,000	152,625
Berry Plastics Group, Inc., 9.5%, 2018	330,000	358,875
Berry Plastics Group, Inc., 9.75%, 2021	335,000	378,550
Crown Americas LLC, 4.5%, 2023 (n)	555,000	523,088
Greif, Inc., 6.75%, 2017	820,000	902,000
Greif, Inc., 7.75%, 2019	155,000	177,475
Reynolds Group, 7.125%, 2019	695,000	734,094
Reynolds Group, 9.875%, 2019	330,000	353,100
Reynolds Group, 5.75%, 2020	505,000	508,788
Reynolds Group, 8.25%, 2021	1,205,000	1,192,950

		$8,165,660

Defense Electronics – 0.5%
Ducommun, Inc., 9.75%, 2018	$695,000	$759,288
MOOG, Inc., 7.25%, 2018	495,000	512,325

		$1,271,613

Electrical Equipment – 0.2%
Avaya, Inc., 9.75%, 2015	$340,000	$336,600
Avaya, Inc., 7%, 2019 (n)	250,000	225,625

		$562,225

Electronics – 1.2%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$970,000	$1,045,175

Issuer	Shares/Par	Value ($)

BONDS – continued
Electronics – continued
Nokia Corp., 5.375%, 2019	$335,000	$325,788
Nokia Corp., 6.625%, 2039	220,000	198,550
NXP B.V., 9.75%, 2018 (n)	100,000	111,875
NXP B.V., 5.75%, 2021 (n)	235,000	237,938
NXP B.V., 5.75%, 2023 (n)	445,000	448,338
Sensata Technologies B.V., 6.5%, 2019 (n)	710,000	763,250

		$3,130,914

Energy – Independent – 7.9%
Berry Petroleum Corp., 6.75%, 2020	$200,000	$207,000
BreitBurn Energy Partners LP, 8.625%, 2020	195,000	206,700
Breitburn Energy Partners LP, 7.875%, 2022	710,000	724,200
Carrizo Oil & Gas, Inc., 8.625%, 2018	385,000	411,950
Chaparral Energy, Inc., 7.625%, 2022	505,000	515,100
Chesapeake Energy Corp., 6.875%, 2020	790,000	857,150
Concho Resources, Inc., 6.5%, 2022	770,000	814,275
Concho Resources, Inc., 5.5%, 2023	360,000	354,600
Continental Resources, Inc., 8.25%, 2019	925,000	1,012,875
Continental Resources, Inc., 7.375%, 2020	325,000	360,750
Continental Resources, Inc., 4.5%, 2023 (n)	258,000	250,905
Denbury Resources, Inc., 8.25%, 2020	1,020,000	1,101,600
Denbury Resources, Inc., 4.625%, 2023	340,000	313,650
Energy XXI Gulf Coast, Inc., 9.25%, 2017	990,000	1,086,525
EP Energy LLC, 9.375%, 2020	995,000	1,124,350
EP Energy LLC, 7.75%, 2022	890,000	952,300
EPL Oil & Gas, Inc., 8.25%, 2018	695,000	715,850
Halcon Resources Corp., 8.875%, 2021	410,000	397,700
Harvest Operations Corp., 6.875%, 2017	995,000	1,109,425
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	350,000	376,250
Laredo Petroleum, Inc., 9.5%, 2019	365,000	401,500
LINN Energy LLC, 8.625%, 2020	710,000	745,500
LINN Energy LLC, 7.75%, 2021	546,000	547,365
MEG Energy Corp., 6.5%, 2021 (n)	515,000	510,494
QEP Resources, Inc., 6.875%, 2021	1,265,000	1,363,038
Range Resources Corp., 8%, 2019	295,000	314,175
Range Resources Corp., 5%, 2022	300,000	293,250
Rosetta Resources, Inc., 5.625%, 2021	330,000	322,163
Samson Investment Co., 10%, 2020 (n)	875,000	922,031
SandRidge Energy, Inc., 8.125%, 2022	870,000	861,300
SM Energy Co., 6.5%, 2021	890,000	934,500
Whiting Petroleum Corp., 6.5%, 2018	590,000	623,925

		$20,732,396

Engineering – Construction – 0.3%
BakerCorp International, Inc., 8.25%, 2019	$800,000	$784,000

Entertainment – 1.1%
AMC Entertainment, Inc., 8.75%, 2019	$440,000	$470,800
Cedar Fair LP, 9.125%, 2018	345,000	376,050

6

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Entertainment – continued
Cedar Fair LP, 5.25%, 2021 (n)	$395,000	$379,200
Cinemark USA, Inc., 4.875%, 2023 (n)	485,000	465,600
Cinemark USA, Inc., 5.125%, 2022	180,000	173,700
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	405,000	433,350
Six Flags Entertainment Corp., 5.25%, 2021 (n)	695,000	670,675

		$2,969,375

Financial Institutions – 4.5%
Aviation Capital Group, 4.625%, 2018 (n)	$545,000	$536,536
CIT Group, Inc., 5.25%, 2014 (n)	420,000	426,300
CIT Group, Inc., 5.25%, 2018	680,000	698,700
CIT Group, Inc., 6.625%, 2018 (n)	919,000	992,520
CIT Group, Inc., 5.5%, 2019 (n)	736,000	759,920
CIT Group, Inc., 5%, 2022	200,000	198,500
Credit Acceptance Corp., 9.125%, 2017	565,000	597,488
Icahn Enterprises LP, 7.75%, 2016	200,000	206,500
Icahn Enterprises LP, 8%, 2018	825,000	866,250
International Lease Finance Corp., 4.875%, 2015	415,000	421,744
International Lease Finance Corp., 8.625%, 2015	420,000	459,900
International Lease Finance Corp., 7.125%, 2018 (n)	678,000	749,190
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	720,000	754,200
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	350,000	392,000
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020	430,000	455,800
PHH Corp., 9.25%, 2016	545,000	606,313
PHH Corp., 7.375%, 2019	570,000	604,200
SLM Corp., 8.45%, 2018	525,000	582,750
SLM Corp., 8%, 2020	1,055,000	1,142,038
SLM Corp., 7.25%, 2022	415,000	435,750

		$11,886,599

Food & Beverages – 1.0%
ARAMARK Corp., 5.75%, 2020 (n)	$265,000	$270,963
B&G Foods, Inc., 4.625%, 2021	390,000	372,450
Constellation Brands, Inc., 7.25%, 2016	240,000	272,700
Constellation Brands, Inc., 3.75%, 2021	130,000	121,713
Constellation Brands, Inc., 4.25%, 2023	260,000	245,375
Hawk Acquisition Sub, Inc., 4.25%, 2020 (n)	675,000	645,469
TreeHouse Foods, Inc., 7.75%, 2018	600,000	635,250

		$2,563,920

Forest & Paper Products – 1.0%
Boise, Inc., 8%, 2020	$415,000	$441,975
Graphic Packaging Holding Co., 7.875%, 2018	415,000	448,200
Sappi Papier Holding GmbH, 7.75%, 2017 (n)	320,000	337,600
Smurfit Kappa Group PLC, 4.875%, 2018 (n)	290,000	281,300

Issuer	Shares/Par		Value ($)

BONDS – continued
Forest & Paper Products – continued
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	465,000	$649,149
Tembec Industries, Inc., 11.25%, 2018		$480,000	518,400

			$2,676,624

Gaming & Lodging – 3.1%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		$430,000	$405,275
Chester Downs & Marina LLC, 9.25%, 2020 (z)		185,000	178,525
Choice Hotels International, Inc., 5.75%, 2022		150,000	159,000
CityCenter Holdings LLC, 10.75%, 2017 (p)		345,000	372,600
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		1,190,000	744
GWR Operating Partnership LLP, 10.875%, 2017		220,000	240,350
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		495,000	512,810
Isle of Capri Casinos, Inc., 8.875%, 2020		785,000	820,325
MGM Resorts International, 11.375%, 2018		850,000	1,062,500
MGM Resorts International, 6.625%, 2021		360,000	371,250
NCL Corp., 5%, 2018 (n)		335,000	328,300
Penn National Gaming, Inc., 8.75%, 2019		845,000	925,275
Pinnacle Entertainment, Inc., 8.75%, 2020		415,000	445,088
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (n)		345,000	334,650
Seven Seas Cruises S. DE R.L., 9.125%, 2019		940,000	996,400
Viking Cruises Ltd., 8.5%, 2022 (n)		565,000	618,675
Wynn Las Vegas LLC, 7.75%, 2020		395,000	438,608

			$8,210,375

Industrial – 1.0%
Dematic S.A., 7.75%, 2020 (z)		$620,000	$647,900
Hyva Global B.V., 8.625%, 2016 (n)		695,000	653,300
Mueller Water Products, Inc., 8.75%, 2020		442,000	481,780
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		810,000	842,400

			$2,625,380

Insurance – 0.1%
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		$300,000	$396,000

Insurance – Property & Casualty – 0.9%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$775,000	$1,181,875
XL Group PLC, 6.5% to 2017, FRN to 2049		1,220,000	1,189,500

			$2,371,375

7

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – 0.3%
Eksportfinans A.S.A., 5.5%, 2016	$300,000	$312,525
Eksportfinans A.S.A., 5.5%, 2017	400,000	414,000
Electricite de France, FRN, 5.25%, 2049 (n)	101,000	96,556

		$823,081

Machinery & Tools – 2.3%
Case New Holland, Inc., 7.875%, 2017	$1,000,000	$1,132,500
CNH America LLC, 7.25%, 2016	545,000	591,325
CNH Capital LLC, 3.875%, 2015	180,000	180,900
CNH Capital LLC, 6.25%, 2016	255,000	271,575
CNH Capital LLC, 3.625%, 2018 (n)	660,000	628,650
H&E Equipment Services Co., 7%, 2022	830,000	865,275
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	795,000	862,575
RSC Equipment Rental, Inc., 8.25%, 2021	680,000	744,600
United Rentals North America, Inc., 5.75%, 2018	205,000	215,250
United Rentals North America, Inc., 7.625%, 2022	454,000	491,455

		$5,984,105

Major Banks – 1.1%
Bank of America Corp., FRN, 5.2%, 2049	$670,000	$629,800
Barclays Bank PLC, 7.625%, 2022	660,000	647,625
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	1,330,000	1,216,950
Royal Bank of Scotland Group PLC,, 6.99% to 2017, FRN to 2049 (n)	530,000	495,550

		$2,989,925

Medical & Health Technology & Services – 5.1%
AmSurg Corp., 5.625%, 2020	$705,000	$705,000
CDRT Holding Corp., 9.25%, 2017 (n)(p)	205,000	207,563
Davita, Inc., 6.375%, 2018	1,050,000	1,095,938
Davita, Inc., 6.625%, 2020	780,000	826,800
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	365,000	403,325
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	735,000	764,400
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	410,000	431,525
HCA, Inc., 8.5%, 2019	1,670,000	1,792,119
HCA, Inc., 7.25%, 2020	145,000	155,694
HCA, Inc., 7.5%, 2022	1,215,000	1,345,613
HCA, Inc., 5.875%, 2022	860,000	882,575
HealthSouth Corp., 8.125%, 2020	945,000	1,022,963
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	435,000	439,078
Kinetic Concepts, Inc., 12.5%, 2019	210,000	216,300
Tenet Healthcare Corp., 9.25%, 2015	325,000	352,219
Tenet Healthcare Corp., 8%, 2020	590,000	609,913
Tenet Healthcare Corp., 4.5%, 2021 (n)	695,000	648,088
Universal Health Services, Inc., 7%, 2018	465,000	489,994
Universal Health Services, Inc., 7.625%, 2020	955,000	997,975

		$13,387,082

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical Equipment – 0.7%
Biomet, Inc., 6.5%, 2020	$595,000	$613,222
Physio-Control International, Inc., 9.875%, 2019 (n)	595,000	654,500
Teleflex, Inc., 6.875%, 2019	545,000	574,975

		$1,842,697

Metals & Mining – 2.7%
ArcelorMittal S.A., 7.25%, 2041	$335,000	$313,225
Arch Coal, Inc., 7.25%, 2020	740,000	606,800
Century Aluminum Co., 7.5%, 2021 (n)	520,000	504,400
Cloud Peak Energy, Inc., 8.25%, 2017	1,005,000	1,057,763
Commercial Metals Co., 4.875%, 2023	325,000	299,000
Consol Energy, Inc., 8%, 2017	595,000	626,238
Consol Energy, Inc., 8.25%, 2020	335,000	350,913
First Quantum Minerals Ltd., 7.25%, 2019 (n)	919,000	863,860
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	675,000	695,250
Peabody Energy Corp., 6%, 2018	420,000	421,050
Peabody Energy Corp., 6.25%, 2021	420,000	405,300
Plains Exploration & Production Co., 6.125%, 2019	710,000	752,829
Plains Exploration & Production Co., 6.5%, 2020	340,000	360,470

		$7,257,098

Municipals – 0.2%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$445,000	$431,138

Natural Gas – Distribution – 0.6%
AmeriGas Finance LLC, 6.75%, 2020	$970,000	$1,003,950
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	540,000	541,350

		$1,545,300

Natural Gas – Pipeline – 3.3%
Access Midstream Partners Co., 4.875%, 2023	$340,000	$315,350
Atlas Pipeline Partners LP, 4.75%, 2021 (n)	255,000	229,500
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	510,000	484,500
Crosstex Energy, Inc., 8.875%, 2018	935,000	991,100
El Paso Corp., 7%, 2017	735,000	799,062
El Paso Corp., 7.75%, 2032	1,370,000	1,455,528
Energy Transfer Equity LP, 7.5%, 2020	700,000	764,750
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	500,000	557,500
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	391,000	438,898
Inergy Midstream LP, 6%, 2020 (n)	785,000	757,525
MarkWest Energy Partners LP, 5.5%, 2023	630,000	620,550
MarkWest Energy Partners LP, 4.5%, 2023	160,000	146,400

8

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Sabine Pass Liquefaction, 5.625%, 2021 (n)		$575,000	$557,750
Sabine Pass Liquefaction, 5.625%, 2023 (n)		670,000	633,150

			$8,751,563

Network & Telecom – 1.2%
Centurylink, Inc., 7.65%, 2042		$865,000	$821,750
Citizens Communications Co., 9%, 2031		400,000	396,000
Frontier Communications Corp., 8.125%, 2018		530,000	581,675
TW Telecom Holdings, Inc., 5.375%, 2022		535,000	530,988
Windstream Corp., 8.125%, 2018		215,000	228,975
Windstream Corp., 7.75%, 2020		445,000	460,575
Windstream Corp., 7.75%, 2021		200,000	207,000

			$3,226,963

Oil Services – 1.7%
Bristow Group, Inc., 6.25%, 2022		$695,000	$712,375
Chesapeake Energy Corp., 6.625%, 2019 (n)		325,000	321,750
Dresser-Rand Group, Inc., 6.5%, 2021		415,000	439,900
Edgen Murray Corp., 8.75%, 2020 (n)		965,000	960,175
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		1,035,000	1,055,700
Unit Corp., 6.625%, 2021		1,050,000	1,071,000

			$4,560,900

Other Banks & Diversified Financials – 2.5%
Ally Financial, Inc., 5.5%, 2017		$1,400,000	$1,462,734
Ally Financial, Inc., 6.25%, 2017		460,000	492,094
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		1,010,000	1,224,625
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		1,275,000	1,315,800
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,415,000	1,698,000
UBS AG, 7.625%, 2022		430,000	471,903

			$6,665,156

Pharmaceuticals – 0.7%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	385,000	$554,255
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$840,000	856,800
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		520,000	527,800

			$1,938,855

Pollution Control – 0.4%
Heckmann Corp., 9.875%, 2018		$670,000	$703,500
Heckmann Corp., 9.875%, 2018 (n)		215,000	224,138

			$927,638

Issuer	Shares/Par	Value ($)

BONDS – continued
Precious Metals & Minerals – 0.6%
Eldorado Gold Corp., 6.125%, 2020 (n)	$545,000	$525,925
IAMGOLD Corp., 6.75%, 2020 (n)	1,102,000	931,190

		$1,457,115

Printing & Publishing – 0.6%
American Media, Inc., 13.5%, 2018 (z)	$94,618	$87,522
Lamar Media Corp., 5%, 2023	335,000	321,600
Nielsen Finance LLC, 7.75%, 2018	635,000	682,625
Nielsen Finance LLC, 4.5%, 2020 (n)	435,000	417,600

		$1,509,347

Railroad & Shipping – 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$81,000	$91,935
Watco Cos. LLC, 6.375%, 2023 (n)	415,000	412,925

		$504,860

Real Estate – 1.6%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	$465,000	$463,838
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	560,000	590,800
ERP Properties, REIT, 7.75%, 2020	765,000	868,634
ERP Properties, REIT, 5.75%, 2022	185,000	187,197
Felcor Lodging LP, REIT, 5.625%, 2023	135,000	131,288
Kennedy Wilson, Inc., 8.75%, 2019	390,000	419,250
MPT Operating Partnership LP, REIT, 6.875%, 2021	780,000	826,800
MPT Operating Partnership LP, REIT, 6.375%, 2022	630,000	661,500

		$4,149,307

Retailers – 2.9%
Academy Ltd., 9.25%, 2019 (n)	$470,000	$520,525
Burlington Coat Factory Warehouse Corp., 10%, 2019	665,000	734,825
CST Brands, Inc., 5%, 2023 (n)	80,000	78,000
J. Crew Group, Inc., 8.125%, 2019	750,000	787,500
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (n)(p)	415,000	426,413
Limited Brands, Inc., 6.9%, 2017	560,000	623,000
Limited Brands, Inc., 7%, 2020	300,000	333,000
Limited Brands, Inc., 6.95%, 2033	415,000	412,925
Rite Aid Corp., 9.5%, 2017	340,000	352,852
Rite Aid Corp., 9.25%, 2020	960,000	1,059,600
Sally Beauty Holdings, Inc., 6.875%, 2019	170,000	182,325
The Pantry, Inc., 8.375%, 2020	370,000	397,288
Toys “R” Us Property Co. II LLC, 8.5%, 2017	355,000	368,756
Toys “R” Us, Inc., 10.75%, 2017	1,060,000	1,118,300
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	145,000	148,625

		$7,543,934

9

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Specialty Chemicals – 0.3%
Eagle Spinco, Inc., 4.625%, 2021 (n)	$170,000	$163,200
Koppers, Inc., 7.875%, 2019	510,000	545,700

		$708,900

Specialty Stores – 0.3%
Michaels Stores, Inc., 11.375%, 2016	$287,000	$299,200
Michaels Stores, Inc., 7.75%, 2018	510,000	545,700

		$844,900

Telecommunications – Wireless – 4.3%
Clearwire Corp., 12%, 2015 (n)	$650,000	$690,625
Cricket Communications, Inc., 7.75%, 2020	605,000	580,800
Crown Castle International Corp., 7.125%, 2019	865,000	923,388
Crown Castle International Corp., 5.25%, 2023	455,000	436,800
Digicel Group Ltd., 8.25%, 2017 (n)	655,000	681,200
Digicel Group Ltd., 10.5%, 2018 (n)	430,000	455,800
Eileme 2 AB, 11.625%, 2020 (n)	686,000	775,180
MetroPCS Wireless, Inc., 7.875%, 2018	560,000	596,400
MetroPCS Wireless, Inc., 6.25%, 2021 (n)	460,000	468,050
Sprint Capital Corp., 6.875%, 2028	950,000	912,000
Sprint Nextel Corp., 6%, 2016	800,000	844,000
Sprint Nextel Corp., 8.375%, 2017	825,000	926,063
Sprint Nextel Corp., 9%, 2018 (n)	440,000	514,800
Sprint Nextel Corp., 6%, 2022	770,000	754,600
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	875,000	910,000
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	930,000	936,975

		$11,406,681

Telephone Services – 0.5%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$470,000	$512,300
Level 3 Financing, Inc., 9.375%, 2019	550,000	594,000
Level 3 Financing, Inc., 8.625%, 2020	165,000	175,725

		$1,282,025

Transportation – Services – 2.4%
Aguila American Resources Ltd., 7.875%, 2018 (n)	$890,000	$916,700
Avis Budget Car Rental LLC, 8.25%, 2019	375,000	407,813
Avis Budget Car Rental LLC, 9.75%, 2020	365,000	419,750
CEVA Group PLC, 8.375%, 2017 (n)	1,185,000	1,161,300
Navios Maritime Acquisition Corp., 8.625%, 2017	920,000	940,700
Navios Maritime Holdings, Inc., 8.875%, 2017	315,000	326,025
Navios South American Logistics, Inc., 9.25%, 2019	529,000	567,353
Navios South American Logistics, Inc., 9.25%, 2019 (n)	42,000	45,045
Swift Services Holdings, Inc., 10%, 2018	1,140,000	1,259,700

Issuer	Shares/Par	Value ($)

BONDS – continued
Transportation – Services – continued
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	$373,000	$373,000

		$6,417,386

Utilities – Electric Power – 3.3%
AES Corp., 8%, 2017	$76,000	$85,500
AES Corp., 7.375%, 2021	280,000	307,300
AES Corp., 4.875%, 2023	70,000	65,275
Calpine Corp., 7.875%, 2020 (n)	839,000	910,315
Covanta Holding Corp., 7.25%, 2020	715,000	749,739
Covanta Holding Corp., 6.375%, 2022	275,000	277,915
EDP Finance B.V., 6%, 2018 (n)	1,085,000	1,117,550
Energy Future Holdings Corp., 10%, 2020	1,948,000	2,133,060
Energy Future Holdings Corp., 10%, 2020 (n)	780,000	852,150
Energy Future Holdings Corp., 12.25%, 2022 (n)	600,000	663,000
InterGen N.V., 7%, 2023 (z)	295,000	287,625
NRG Energy, Inc., 8.25%, 2020	960,000	1,034,400
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	470,000	351,325

		$8,835,154

Total Bonds (Identified Cost, $247,480,863)		$246,777,375

FLOATING RATE LOANS (g)(r) – 2.4%
Aerospace – 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2020	$471,558	$465,074

Building – 0.4%
ABC Supply Co., Inc., Term Loan, 3.5%, 2020	$187,145	$185,608
Calpine Construction Finance Co., L.P., Term Loan B1, 3%, 2020	965,254	953,188

		$1,138,796

Conglomerates – 0.2%
Silver II U.S. Holdings LLC, Term Loan, 4%, 2019	$466,741	$462,293

Consumer Services – 0.1%
Realogy Corp., Term Loan, 4.5%, 2020	$307,631	$308,400

Energy – Independent – 0.2%
MEG Energy Corp., Term Loan, 3.75%, 2020	$447,922	$445,496

Entertainment – 0.2%
Cedar Fair L.P., Term Loan B, 3.25%, 2020	$399,010	$399,808

Food & Beverages – 0.3%
Aramark Corp., Term Loan D, 4%, 2019	$473,156	$473,866
H.J. Heinz Co., Term Loan B2, 3.5%, 2020	283,455	283,136

		$757,002

10

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Machinery & Tools – 0.3%
Gardner Denver, Inc., Term Loan, 2014 (o)	$815,000	$815,000

Transportation – Services – 0.5%
Commercial Barge Line Co., Term Loan, 7.5%, 2019	$1,482,353	$1,430,470

Total Floating Rate Loans (Identified Cost, $6,279,840)		$6,222,339

COMMON STOCKS – 0.1%
Automotive – 0.0%
Accuride Corp. (a)	24,851	$125,744

Printing & Publishing – 0.1%
American Media Operations, Inc. (a)	24,246	$127,292

Total Common Stocks (Identified Cost, $736,809)		$253,036

CONVERTIBLE PREFERRED STOCKS – 0.2%
Automotive – 0.2%
General Motors Co., 4.75% (Identified Cost, $538,000)	10,760	$518,202

PREFERRED STOCKS – 0.5%
Other Banks & Diversified Financials – 0.5%
Ally Financial, Inc., 7% (z)	511	$485,690
GMAC Capital Trust I, 8.125%	28,350	738,518

Total Preferred Stocks (Identified Cost, $1,193,270)		$1,224,208

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.3%
Broadcasting – 0.3%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $217,308) (a)	$0.01	7/14/10	113	$757,100

CONVERTIBLE BONDS – 0.3%
Network & Telecom – 0.3%
Nortel Networks Corp., 2.125%, 2014 (Identified Cost, $947,481) (a)(d)			$960,000	$931,800

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)			165	$165

Total Investments (Identified Cost, $257,393,736)				$256,684,225

OTHER ASSETS, LESS LIABILITIES – 2.7%				7,229,729

Net Assets – 100.0%				$263,913,954

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $80,922,961, representing 30.7% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$479,063	$485,690
American Media, Inc., 13.5%, 2018	12/22/10	95,772	87,522
Arbor Realty Mortgage Securities, CDO, FRN, 2.576%, 2038	12/20/05	568,229	170,469
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	1,075,300	12,389
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.575%, 2050	4/12/06	530,418	1,325
Chester Downs & Marina LLC, 9.25%, 2020	6/18/13	185,000	178,525

11

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Dematic S.A., 7.75%, 2020	12/13/12	$620,000	$647,900
G-Force LLC, CDO, “A2”, 4.83%, 2036	2/14/11	292,103	301,259
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	548,411	449,681
InterGen N.V., 7%, 2023	6/07/13	289,799	287,625
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020	12/26/12-5/15/13	213,739	161,204
Local TV Finance LLC, 9.25%, 2015	12/10/07-2/06/13	632,019	633,737
Total Restricted Securities			$3,417,326
% of Net assets			1.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 6/30/13

Forward Foreign Currency Exchange Contracts at 6/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Deutsche Bank AG	1,341,490	7/16/13	$1,753,542	$1,746,246	$7,296
SELL	EUR	JPMorgan Chase N.A.	1,341,490	7/16/13	1,753,570	1,746,246	7,324
SELL	EUR	UBS AG	209,903	7/16/13	275,025	273,236	1,789

							$16,409

Liability Derivatives
BUY	EUR	Goldman Sachs International	285,981	7/16/13	$ 374,151	$372,268	$(1,884)

Swap Agreements at 6/30/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	1,600,000	Goldman Sachs International (a)	5.00% (fixed rate)	(1)	$74,089

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX. NA. HY. 19 Index, a B rated credit default index. The fund entered into the agreement to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $64,303.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

See Notes to Financial Statements

12

MFS High Income Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $257,393,571)	$256,684,060
Underlying affiliated funds, at cost and value	165
Total investments, at value (identified cost, $257,393,736)	$256,684,225
Receivables for
Forward foreign currency exchange contracts	16,409
Investments sold	6,855,439
Fund shares sold	489
Interest	4,585,757
Swaps, at value (net unamortized premiums paid, $64,303)	74,089
Other assets	1,215
Total assets		$268,217,623
Liabilities
Payable to custodian	$2,005,244
Payables for
Forward foreign currency exchange contracts	1,884
Investments purchased	815,000
Fund shares reacquired	1,370,033
Payable to affiliates
Investment adviser	20,598
Shareholder servicing costs	306
Distribution and/or service fees	149
Payable for independent Trustees’ compensation	1,460
Accrued expenses and other liabilities	88,995
Total liabilities		$4,303,669
Net assets		$263,913,954
Net assets consist of
Paid-in capital	$253,369,909
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(685,481)
Accumulated net realized gain (loss) on investments and foreign currency	(20,771,898)
Undistributed net investment income	32,001,424
Net assets		$263,913,954
Shares of beneficial interest outstanding		29,754,237

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$258,472,685	29,137,160	$8.87
Service Class	5,441,269	617,077	8.82

See Notes to Financial Statements

13

MFS High Income Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Interest	$10,558,105
Dividends	62,993
Dividends from underlying affiliated funds	2,639
Foreign taxes withheld	(5)
Total investment income		$10,623,732
Expenses
Management fee	$1,085,091
Distribution and/or service fees	7,336
Shareholder servicing costs	9,709
Administrative services fee	24,900
Independent trustees’ compensation	4,723
Custodian fee	19,913
Shareholder communications	22,763
Audit and tax fees	36,214
Legal fees	2,197
Miscellaneous	13,969
Total expenses		$1,226,815
Fees paid indirectly	(228)
Reduction of expenses by investment adviser	(1,008)
Net expenses		$1,225,579
Net investment income		$9,398,153
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$8,752,283
Swap agreements	17,581
Foreign currency	(41,893)
Net realized gain (loss) on investments and foreign currency		$8,727,971
Change in unrealized appreciation (depreciation)
Investments	$(13,887,646)
Swap agreements	9,786
Translation of assets and liabilities in foreign currencies	95,080
Net unrealized gain (loss) on investments and foreign currency translation		$(13,782,780)
Net realized and unrealized gain (loss) on investments and foreign currency		$(5,054,809)
Change in net assets from operations		$4,343,344

See Notes to Financial Statements

14

MFS High Income Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$9,398,153	$21,601,858
Net realized gain (loss) on investments and foreign currency	8,727,971	968,773
Net unrealized gain (loss) on investments and foreign currency translation	(13,782,780)	21,510,545
Change in net assets from operations	$4,343,344	$44,081,176
Distributions declared to shareholders
From net investment income	$—	$(25,020,251)
Change in net assets from fund share transactions	$(66,878,250)	$(13,021,145)
Total change in net assets	$(62,534,906)	$6,039,780
Net assets
At beginning of period	326,448,860	320,409,080
At end of period (including undistributed net investment income of $32,001,424 and $22,603,271, respectively)	$263,913,954	$326,448,860

See Notes to Financial Statements

15

MFS High Income Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$8.78		$8.29	$8.78	$8.25	$6.25	$9.52
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.57	$0.61	$0.63	$0.63	$0.71
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)		0.61	(0.28)	0.53	1.98	(3.18)
Total from investment operations	$0.09		$1.18	$0.33	$1.16	$2.61	$(2.47)
Less distributions declared to shareholders
From net investment income	$—		$(0.69)	$(0.82)	$(0.63)	$(0.61)	$(0.80)
Net asset value, end of period (x)	$8.87		$8.78	$8.29	$8.78	$8.25	$6.25
Total return (%) (k)(r)(s)(x)	1.03	(n)	14.69	4.10	14.73	45.08	(28.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.80	0.79	0.80	0.81	0.87
Expenses after expense reductions (f)	0.79	(a)	0.80	0.79	0.80	0.81	0.82
Net investment income	6.07	(a)	6.62	7.01	7.55	8.89	8.66
Portfolio turnover	19	(n)	42	59	70	52	60
Net assets at end of period (000 omitted)	$258,473		$320,147	$313,703	$372,412	$344,186	$203,800

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$8.73		$8.25	$8.74	$8.22	$6.22	$9.47
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.55	$0.59	$0.61	$0.62	$0.69
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)		0.60	(0.28)	0.53	1.96	(3.17)
Total from investment operations	$0.09		$1.15	$0.31	$1.14	$2.58	$(2.48)
Less distributions declared to shareholders
From net investment income	$—		$(0.67)	$(0.80)	$(0.62)	$(0.58)	$(0.77)
Net asset value, end of period (x)	$8.82		$8.73	$8.25	$8.74	$8.22	$6.22
Total return (%) (k)(r)(s)(x)	1.03	(n)	14.30	3.85	14.40	44.75	(28.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.05	1.04	1.05	1.07	1.12
Expenses after expense reductions (f)	1.04	(a)	1.05	1.04	1.05	1.06	1.07
Net investment income	5.81	(a)	6.38	6.77	7.31	8.78	8.40
Portfolio turnover	19	(n)	42	59	70	52	60
Net assets at end of period (000 omitted)	$5,441		$6,302	$6,706	$7,432	$7,210	$6,442

See Notes to Financial Statements

16

MFS High Income Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

17

MFS High Income Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Income Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

18

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,382,464	$1,242,790	$127,292	$2,752,546
Non-U.S. Sovereign Debt	—	823,081	—	823,081
Municipal Bonds	—	431,138	—	431,138
U.S. Corporate Bonds	—	200,855,534	—	200,855,534
Commercial Mortgage-Backed Securities	—	554,725	—	554,725
Asset-Backed Securities (including CDOs)	—	537,547	—	537,547
Foreign Bonds	—	44,507,149	—	44,507,149
Floating Rate Loans	—	6,222,340	—	6,222,340
Mutual Funds	165	—	—	165
Total Investments	$1,382,629	$255,174,304	$127,292	$256,684,225

Other Financial Instruments
Swap Agreements	$—	$74,089	$—	$74,089
Forward Foreign Currency Exchange Contracts	—	14,525	—	14,525

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$115,169
Change in unrealized appreciation (depreciation)	12,123
Balance as of 6/30/13	$127,292

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2013 is $12,123.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign

19

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$16,409	$(1,884)
Credit	Credit Default Swaps	74,089	—
Total		$90,498	$(1,884)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Foreign Exchange	$—	$(41,345)	$—
Equity	—	—	547,113
Credit	17,581	—	—
Total	$17,581	$(41,345)	$547,113

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Foreign Exchange	$—	$96,329	$—
Equity	—	—	(6,463)
Credit	9,786	—	—
Total	$9,786	$96,329	$(6,463)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all

20

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Effective June 10, 2013, certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

21

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the agreement notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At June 30, 2013, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

22

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$25,020,251

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$258,837,994
Gross appreciation	7,747,335
Gross depreciation	(9,901,104)
Net unrealized appreciation (depreciation)	$(2,153,769)

As of 12/31/12
Undistributed ordinary income	22,627,917
Capital loss carryforwards	(27,953,606)
Other temporary differences	(111,945)
Net unrealized appreciation (depreciation)	11,638,335

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
12/31/16	$(20,426,634)
12/31/17	(7,524,848)
Total	$(27,951,482)

Post-enactment losses which are characterized as follows:
Long-Term	$(2,124)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

23

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$24,535,958
Service Class	—	484,293
Total	$—	$25,020,251

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $405, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.85% of average daily net assets for the Initial Class shares and 1.10% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $9,481, which equated to 0.0061% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $228.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months

24

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,220 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $603, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $57,240,931 and $108,177,287, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	786,179	$7,044,688	6,196,321	$54,301,955
Service Class	35,570	319,946	84,162	724,686
	821,749	$7,364,634	6,280,483	$55,026,641
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,927,919	$24,535,958
Service Class	—	—	57,999	484,293
	—	$—	2,985,918	$25,020,251
Shares reacquired
Initial Class	(8,125,507)	$(72,996,799)	(10,507,653)	$(91,048,875)
Service Class	(139,913)	(1,246,085)	(233,988)	(2,019,162)
	(8,265,420)	$(74,242,884)	(10,741,641)	$(93,068,037)
Net change
Initial Class	(7,339,328)	$(65,952,111)	(1,383,413)	$(12,210,962)
Service Class	(104,343)	(926,139)	(91,827)	(810,183)
	(7,443,671)	$(66,878,250)	(1,475,240)	$(13,021,145)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $883 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,715,610	52,596,674	(56,312,119)	165

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,639	$165

25

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

(8)	Subsequent Event

On April 9, 2013, the Board of Trustees of the fund approved the proposed Agreement and Plan of Reorganization, whereby MFS High Income Series would be reorganized into MFS High Yield Portfolio, a series of MFS Variable Insurance Trust II. The Agreement and Plan of Reorganization is subject to the approval of the shareholders of the MFS High Income Series. The proposed Agreement and Plan of Reorganization provides for the transfer of the assets of the MFS High Income Series to the MFS High Yield Portfolio and the assumption by the MFS High Yield Portfolio of the liabilities of the MFS High Income Series in exchange solely for shares of beneficial interest in the MFS High Yield Portfolio. Immediately following the transfer, the MFS High Yield Portfolio shares received by the MFS High Income Series will be distributed to shareholders, pro rata, and the MFS High Income Series will be liquidated and terminated. On August 8, 2013, shareholders approved the reorganization. It is expected that the reorganization will occur on or around August 16, 2013.

26

MFS High Income Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

27

SEMIANNUAL REPORT

June 30, 2013

MFS® INVESTORS GROWTH STOCK SERIES

MFS® Variable Insurance Trust

VGS-SEM

MFS® INVESTORS GROWTH STOCK SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Growth Stock Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Investors Growth Stock Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	4.5%
United Technologies Corp.	3.7%
Danaher Corp.	3.7%
Visa, Inc., “A”	3.4%
Procter & Gamble Co.	3.2%
Colgate-Palmolive Co.	3.1%
Thermo Fisher Scientific, Inc.	3.0%
Accenture PLC, “A”	2.9%
EMC Corp.	2.6%
Oracle Corp.	2.6%

Equity sectors
Technology	18.0%
Industrial Goods & Services	15.4%
Health Care	13.3%
Consumer Staples	13.0%
Leisure	8.2%
Financial Services	7.8%
Retailing	7.7%
Special Products & Services	4.7%
Energy	4.3%
Transportation	3.3%
Basic Materials	2.4%
Autos & Housing	1.0%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Growth Stock Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.82%	$1,000.00	$1,106.47	$4.28
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
Service Class	Actual	1.07%	$1,000.00	$1,105.62	$5.59
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Investors Growth Stock Series

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 5.5%
Precision Castparts Corp.	29,860	$6,748,656
United Technologies Corp.	147,910	13,746,755

		$20,495,411

Alcoholic Beverages – 1.2%
Pernod Ricard S.A.	39,667	$4,398,575

Apparel Manufacturers – 3.1%
LVMH Moet Hennessy Louis Vuitton S.A.	40,576	$6,534,211
NIKE, Inc., “B”	77,180	4,914,822

		$11,449,033

Automotive – 1.0%
Johnson Controls, Inc.	106,600	$3,815,214

Broadcasting – 6.1%
Discovery Communications, Inc., “A” (a)	44,630	$3,445,882
Omnicom Group, Inc.	27,940	1,756,588
Time Warner, Inc.	104,240	6,027,157
Viacom, Inc., “B”	53,150	3,616,858
Walt Disney Co.	127,360	8,042,784

		$22,889,269

Brokerage & Asset Managers – 3.0%
Charles Schwab Corp.	111,970	$2,377,123
CME Group, Inc.	33,280	2,528,614
Franklin Resources, Inc.	44,735	6,084,855

		$10,990,592

Business Services – 4.7%
Accenture PLC, “A”	148,620	$10,694,695
Cognizant Technology Solutions Corp., “A” (a)	32,960	2,063,626
MSCI, Inc., “A” (a)	65,330	2,173,529
Verisk Analytics, Inc., “A” (a)	39,710	2,370,687

		$17,302,537

Chemicals – 0.6%
Monsanto Co.	21,880	$2,161,744

Computer Software – 3.9%
Autodesk, Inc. (a)	139,650	$4,739,721
Oracle Corp.	318,010	9,769,267

		$14,508,988

Computer Software – Systems – 5.2%
Apple, Inc.	11,324	$4,485,210
EMC Corp.	415,200	9,807,024
International Business Machines Corp.	26,630	5,089,259

		$19,381,493

Consumer Products – 7.0%
Church & Dwight Co., Inc.	42,160	$2,601,694
Colgate-Palmolive Co.	203,784	11,674,785

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	154,313	$11,880,558

		$26,157,037

Electrical Equipment – 9.9%
Amphenol Corp., “A”	38,030	$2,964,058
Danaher Corp.	216,940	13,732,302
Mettler-Toledo International, Inc. (a)	25,618	5,154,342
Sensata Technologies Holding B.V. (a)	227,110	7,926,139
W.W. Grainger, Inc.	28,810	7,265,306

		$37,042,147

Electronics – 3.6%
Microchip Technology, Inc.	241,600	$8,999,600
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	235,776	4,319,416

		$13,319,016

Energy – Independent – 1.1%
Occidental Petroleum Corp.	46,390	$4,139,380

Food & Beverages – 4.8%
Groupe Danone	111,075	$8,336,524
Mead Johnson Nutrition Co., “A”	52,050	4,123,922
PepsiCo, Inc.	65,600	5,365,424

		$17,825,870

Food & Drug Stores – 2.3%
CVS Caremark Corp.	151,303	$8,651,506

General Merchandise – 1.4%
Kohl’s Corp.	42,980	$2,170,920
Target Corp.	42,890	2,953,405

		$5,124,325

Internet – 5.3%
eBay, Inc. (a)	61,180	$3,164,230
Google, Inc., “A” (a)	19,015	16,740,236

		$19,904,466

Medical & Health Technology & Services – 2.9%
Express Scripts Holding Co. (a)	147,216	$9,081,755
Patterson Cos., Inc.	49,040	1,843,904

		$10,925,659

Medical Equipment – 7.6%
Becton, Dickinson & Co.	20,530	$2,028,980
DENTSPLY International, Inc.	190,080	7,785,677
St. Jude Medical, Inc.	51,900	2,368,197
Thermo Fisher Scientific, Inc.	131,470	11,126,306
Waters Corp. (a)	49,900	4,992,495

		$28,301,655

Metals & Mining – 0.4%
Rio Tinto Ltd.	36,470	$1,494,779

4

MFS Investors Growth Stock Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 3.2%
National Oilwell Varco, Inc.	32,090	$2,211,001
Schlumberger Ltd.	134,630	9,647,586

		$11,858,587

Other Banks & Diversified Financials – 4.8%
MasterCard, Inc., “A”	9,000	$5,170,500
Visa, Inc., “A”	69,490	12,699,298

		$17,869,798

Pharmaceuticals – 2.8%
Allergan, Inc.	27,230	$2,293,855
Johnson & Johnson	93,450	8,023,617
Zoetis, Inc.	7,100	219,319

		$10,536,791

Railroad & Shipping – 1.4%
Kuehne & Nagel, Inc. AG	46,490	$5,097,136

Restaurants – 2.1%
McDonald’s Corp.	77,530	$7,675,470

Specialty Chemicals – 1.4%
Praxair, Inc.	45,850	$5,280,086

Specialty Stores – 0.9%
Industria de Diseno Textil S.A.	27,283	$3,368,044

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 1.9%
Expeditors International of Washington, Inc.	190,050	$7,223,801

Total Common Stocks (Identified Cost, $277,850,833)		$369,188,409

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	3,649,466	$3,649,466

Total Investments (Identified Cost, $281,500,299)		$372,837,875

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(211,645)

Net Assets – 100.0%		$372,626,230

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $277,850,833)	$369,188,409
Underlying affiliated funds, at cost and value	3,649,466
Total investments, at value (identified cost, $281,500,299)	$372,837,875
Receivables for
Fund shares sold	172,210
Interest and dividends	308,812
Other assets	1,216
Total assets		$373,320,113
Liabilities
Payable for fund shares reacquired	$585,610
Payable to affiliates
Investment adviser	31,261
Shareholder servicing costs	655
Distribution and/or service fees	8,344
Payable for independent Trustees’ compensation	1,463
Accrued expenses and other liabilities	66,550
Total liabilities		$693,883
Net assets		$372,626,230
Net assets consist of
Paid-in capital	$258,747,887
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	91,337,778
Accumulated net realized gain (loss) on investments and foreign currency	19,948,383
Undistributed net investment income	2,592,182
Net assets		$372,626,230
Shares of beneficial interest outstanding		28,129,249

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$69,652,807	5,155,177	$13.51
Service Class	302,973,423	22,974,072	13.19

See Notes to Financial Statements

6

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$2,760,615
Interest	7,226
Dividends from underlying affiliated funds	2,806
Foreign taxes withheld	(73,123)
Total investment income		$2,697,524
Expenses
Management fee	$1,378,224
Distribution and/or service fees	367,934
Shareholder servicing costs	15,090
Administrative services fee	28,454
Independent Trustees’ compensation	4,747
Custodian fee	22,013
Shareholder communications	25,644
Audit and tax fees	24,930
Legal fees	2,167
Miscellaneous	10,207
Total expenses		$1,879,410
Reduction of expenses by investment adviser	(1,200)
Net expenses		$1,878,210
Net investment income		$819,314
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$8,186,963
Foreign currency	(4,704)
Net realized gain (loss) on investments and foreign currency		$8,182,259
Change in unrealized appreciation (depreciation)
Investments	$27,281,294
Translation of assets and liabilities in foreign currencies	43
Net unrealized gain (loss) on investments and foreign currency translation		$27,281,337
Net realized and unrealized gain (loss) on investments and foreign currency		$35,463,596
Change in net assets from operations		$36,282,910

See Notes to Financial Statements

7

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$819,314		$1,774,566
Net realized gain (loss) on investments and foreign currency	8,182,259		12,257,001
Net unrealized gain (loss) on investments and foreign currency translation	27,281,337		39,358,918
Change in net assets from operations	$36,282,910		$53,390,485
Distributions declared to shareholders
From net investment income	$—		$(942,129)
From net realized gain on investments	—		(16,768,960)
Total distributions declared to shareholders	$—		$(17,711,089)
Change in net assets from fund share transactions	$(8,828,607)		$(19,701,316)
Total change in net assets	$27,454,303		$15,978,080
Net assets
At beginning of period	345,171,927		329,193,847
At end of period (including undistributed net investment income of $2,592,182 and $1,772,868, respectively)	$372,626,230		$345,171,927

See Notes to Financial Statements

8

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$12.21		$11.01	$11.01	$9.83	$7.10	$11.82
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.08	$0.05	$0.05	$0.05	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.26		1.77	0.01	1.17	2.74	(4.24)
Total from investment operations	$1.30		$1.85	$0.06	$1.22	$2.79	$(4.18)
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.06)	$(0.04)	$(0.06)	$(0.06)
From net realized gain on investments	—		(0.59)	—	—	—	(0.48)
Total distributions declared to shareholders	$—		$(0.65)	$(0.06)	$(0.04)	$(0.06)	$(0.54)
Net asset value, end of period (x)	$13.51		$12.21	$11.01	$11.01	$9.83	$7.10
Total return (%) (k)(r)(s)(x)	10.65	(n)	16.97	0.58	12.47	39.55	(36.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.83	0.82	0.88	0.86	0.85
Expenses after expense reductions (f)	0.82	(a)	0.83	0.82	0.88	0.86	0.85
Net investment income	0.64	(a)	0.70	0.46	0.49	0.63	0.60
Portfolio turnover	14	(n)	30	28	44	50	50
Net assets at end of period (000 omitted)	$69,653		$71,432	$77,136	$83,355	$93,011	$75,444

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$11.93		$10.77	$10.76	$9.62	$6.95	$11.57
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.02	$0.02	$0.03	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	1.23		1.73	0.02	1.15	2.68	(4.14)
Total from investment operations	$1.26		$1.78	$0.04	$1.17	$2.71	$(4.11)
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.03)	$(0.03)	$(0.04)	$(0.03)
From net realized gain on investments	—		(0.59)	—	—	—	(0.48)
Total distributions declared to shareholders	$—		$(0.62)	$(0.03)	$(0.03)	$(0.04)	$(0.51)
Net asset value, end of period (x)	$13.19		$11.93	$10.77	$10.76	$9.62	$6.95
Total return (%) (k)(r)(s)(x)	10.56	(n)	16.68	0.37	12.15	39.10	(36.98)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.08	1.07	1.12	1.11	1.10
Expenses after expense reductions (f)	1.07	(a)	1.08	1.07	1.12	1.11	1.10
Net investment income	0.40	(a)	0.46	0.21	0.23	0.38	0.35
Portfolio turnover	14	(n)	30	28	44	50	50
Net assets at end of period (000 omitted)	$302,973		$273,740	$252,058	$276,777	$406,039	$178,256

See Notes to Financial Statements

9

MFS Investors Growth Stock Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Investors Growth Stock Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Growth Stock Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

11

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$335,639,724	$—	$—	$335,639,724
France	12,735,099	6,534,211	—	19,269,310
Switzerland	—	5,097,136	—	5,097,136
Taiwan	4,319,416	—	—	4,319,416
Spain	3,368,044	—	—	3,368,044
United Kingdom	—	1,494,779	—	1,494,779
Mutual Funds	3,649,466	—	—	3,649,466
Total Investments	$359,711,749	$13,126,126	$—	$372,837,875

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $11,704,568 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, there were no securities on loan or collateral outstanding.

12

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2013, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$3,580,811
Long-term capital gains	14,130,278
Total distributions	$17,711,089

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$281,976,247
Gross appreciation	93,529,134
Gross depreciation	(2,667,506)
Net unrealized appreciation (depreciation)	$90,861,628

As of 12/31/12
Undistributed ordinary income	4,012,533
Undistributed long-term capital gain	10,002,407
Other temporary differences	159
Net unrealized appreciation (depreciation)	63,580,334
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

13

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$343,877	$—	$3,585,439
Service Class	—	598,252	—	13,183,521
Total	$—	$942,129	$—	$16,768,960

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $508, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $14,660, which equated to 0.0080% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $430.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0155% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,411 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $692, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

14

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $49,638,583 and $56,701,404, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	297,443	$3,963,798	828,069	$9,940,364
Service Class	1,763,900	22,955,032	1,972,214	22,952,516
	2,061,343	$26,918,830	2,800,283	$32,892,880
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	333,842	$3,929,316
Service Class	—	—	1,196,334	13,781,773
	—	$—	1,530,176	$17,711,089
Shares reacquired
Initial Class	(994,263)	$(13,186,009)	(2,315,460)	$(27,950,049)
Service Class	(1,737,514)	(22,561,428)	(3,617,367)	(42,355,236)
	(2,731,777)	$(35,747,437)	(5,932,827)	$(70,305,285)
Net change
Initial Class	(696,820)	$(9,222,211)	(1,153,549)	$(14,080,369)
Service Class	26,386	393,604	(448,819)	(5,620,947)
	(670,434)	$(8,828,607)	(1,602,368)	$(19,701,316)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $953 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,494,232	23,592,085	(24,436,851)	3,649,466

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,806	$3,649,466

15

MFS Investors Growth Stock Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2013

MFS® INVESTORS TRUST SERIES

MFS® Variable Insurance Trust

VGI-SEM

MFS® INVESTORS TRUST SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Trust Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Investors Trust Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	2.9%
Danaher Corp.	2.7%
Johnson & Johnson	2.5%
Pfizer, Inc.	2.5%
Apple, Inc.	2.3%
Google, Inc., “A”	2.3%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co.	2.2%
Walt Disney Co.	2.1%
Visa, Inc., “A”	2.0%

Equity sectors
Financial Services	17.8%
Health Care	13.5%
Technology	13.2%
Consumer Staples	10.2%
Energy	9.8%
Industrial Goods & Services	9.6%
Retailing	6.0%
Leisure	5.5%
Utilities & Communications	4.0%
Basic Materials	3.0%
Special Products & Services	2.8%
Autos & Housing	2.3%
Transportation	2.1%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Trust Series

EXPENSE TABLE

Fund expenses borne by the contract holders during the period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.81%	$1,000.00	$1,124.29	$4.27
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$1,122.92	$5.58
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Investors Trust Series

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.8%
Aerospace – 5.4%
Honeywell International, Inc.	146,570	$11,628,863
Precision Castparts Corp.	49,583	11,206,254
United Technologies Corp.	118,520	11,015,249

		$33,850,366

Alcoholic Beverages – 2.0%
Diageo PLC	203,069	$5,824,676
Heineken N.V.	52,846	3,359,549
Pernod Ricard S.A.	30,310	3,361,001

		$12,545,226

Apparel Manufacturers – 3.1%
LVMH Moet Hennessy Louis Vuitton S.A.	37,012	$5,960,277
NIKE, Inc., “B”	100,120	6,375,642
VF Corp.	37,910	7,318,905

		$19,654,824

Automotive – 1.0%
Bayerische Motoren Werke AG	29,874	$2,609,941
Delphi Automotive PLC	73,850	3,743,457

		$6,353,398

Biotechnology – 1.2%
Celgene Corp. (a)	28,949	$3,384,428
Gilead Sciences, Inc. (a)	77,840	3,986,186

		$7,370,614

Broadcasting – 3.0%
News Corp., “A”	180,860	$5,896,036
Walt Disney Co.	204,980	12,944,487

		$18,840,523

Brokerage & Asset Managers – 2.1%
BlackRock, Inc.	43,022	$11,050,201
Franklin Resources, Inc.	17,648	2,400,481

		$13,450,682

Business Services – 2.8%
Accenture PLC, “A”	104,810	$7,542,128
Cognizant Technology Solutions Corp., “A” (a)	86,420	5,410,756
Fidelity National Information Services, Inc.	110,760	4,744,958

		$17,697,842

Cable TV – 1.2%
Comcast Corp., “A”	178,230	$7,464,272

Chemicals – 0.6%
Celanese Corp.	78,570	$3,519,936

Computer Software – 2.3%
Autodesk, Inc. (a)	72,840	$2,472,190
Citrix Systems, Inc. (a)	53,390	3,221,019
Oracle Corp.	278,940	8,569,037

		$14,262,246

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 5.8%
Apple, Inc.	36,658	$14,519,501
EMC Corp.	524,160	12,380,659
Hewlett-Packard Co.	386,640	9,588,672

		$36,488,832

Construction – 1.3%
Sherwin-Williams Co.	16,914	$2,987,012
Stanley Black & Decker, Inc.	70,590	5,456,607

		$8,443,619

Consumer Products – 3.9%
Colgate-Palmolive Co.	90,152	$5,164,808
Procter & Gamble Co.	178,610	13,751,184
Reckitt Benckiser Group PLC	75,944	5,383,663

		$24,299,655

Electrical Equipment – 3.4%
Danaher Corp.	268,480	$16,994,784
W.W. Grainger, Inc.	17,770	4,481,239

		$21,476,023

Electronics – 2.7%
Altera Corp.	215,170	$7,098,458
Microchip Technology, Inc.	263,120	9,801,220

		$16,899,678

Energy – Independent – 2.3%
EOG Resources, Inc.	56,667	$7,461,911
Occidental Petroleum Corp.	79,970	7,135,723

		$14,597,634

Energy – Integrated – 3.9%
Chevron Corp.	86,763	$10,267,533
Exxon Mobil Corp.	159,230	14,386,431

		$24,653,964

Engineering – Construction – 0.8%
Fluor Corp.	88,930	$5,274,438

Food & Beverages – 3.1%
General Mills, Inc.	61,400	$2,979,742
Groupe Danone	124,225	9,323,472
Mondelez International, Inc.	247,700	7,066,881

		$19,370,095

General Merchandise – 2.4%
Kohl’s Corp.	106,310	$5,369,718
Target Corp.	137,460	9,465,496

		$14,835,214

Insurance – 1.8%
ACE Ltd.	128,770	$11,522,340

4

MFS Investors Trust Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 2.4%
Facebook, Inc., “A “ (a)	37,990	$944,431
Google, Inc., “A” (a)	16,383	14,423,102

		$15,367,533

Major Banks – 8.7%
Bank of America Corp.	483,850	$6,222,311
Goldman Sachs Group, Inc.	68,631	10,380,439
JPMorgan Chase & Co.	350,990	18,528,762
Morgan Stanley	127,570	3,116,535
State Street Corp.	55,830	3,640,674
Wells Fargo & Co.	307,450	12,688,462

		$54,577,183

Medical Equipment – 5.9%
Baxter International, Inc.	55,650	$3,854,876
Covidien PLC	164,630	10,345,349
St. Jude Medical, Inc.	207,380	9,462,749
Stryker Corp.	62,890	4,067,725
Thermo Fisher Scientific, Inc.	115,210	9,750,222

		$37,480,921

Oil Services – 3.6%
Cameron International Corp. (a)	83,840	$5,127,654
Dresser-Rand Group, Inc. (a)	126,150	7,566,477
National Oilwell Varco, Inc.	86,040	5,928,156
Schlumberger Ltd.	57,560	4,124,750

		$22,747,037

Other Banks & Diversified Financials – 5.2%
American Express Co.	153,860	$11,502,574
MasterCard, Inc., “A”	14,713	8,452,619
Visa, Inc., “A”	69,731	12,743,340

		$32,698,533

Pharmaceuticals – 6.4%
Bristol-Myers Squibb Co.	68,720	$3,071,097
Johnson & Johnson	182,126	15,637,338
Pfizer, Inc.	556,590	15,590,086
Valeant Pharmaceuticals International, Inc. (a)	72,060	6,202,925

		$40,501,446

Railroad & Shipping – 1.1%
Canadian National Railway Co.	69,820	$6,791,391

Restaurants – 1.3%
McDonald’s Corp.	85,048	$8,419,752

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 2.4%
FMC Corp.	47,260	$2,885,696
Linde AG	32,333	6,020,543
Praxair, Inc.	51,727	5,956,881

		$14,863,120

Specialty Stores – 0.5%
Tiffany & Co.	45,030	$3,279,985

Telecommunications – Wireless – 1.4%
American Tower Corp., REIT	117,460	$8,594,548

Tobacco – 1.2%
Philip Morris International, Inc.	88,120	$7,632,954

Trucking – 1.0%
United Parcel Service, Inc., “B”	70,270	$6,076,950

Utilities – Electric Power – 2.6%
American Electric Power Co., Inc.	132,190	$5,919,468
CMS Energy Corp.	243,760	6,622,959
Wisconsin Energy Corp.	96,120	3,939,959

		$16,482,386

Total Common Stocks (Identified Cost, $478,570,492)		$628,385,160

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	3,263,206	$3,263,206

Total Investments (Identified Cost, $481,833,698)		$631,648,366

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(1,644,932)

Net Assets – 100.0%		$630,003,434

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $478,570,492)	$628,385,160
Underlying affiliated funds, at cost and value	3,263,206
Total investments, at value (identified cost, $481,833,698)	$631,648,366
Receivables for
Fund shares sold	240,139
Interest and dividends	529,549
Other assets	1,993
Total assets		$632,420,047
Liabilities
Payable to custodian	$283
Payable for fund shares reacquired	2,240,083
Payable to affiliates
Investment adviser	52,760
Shareholder servicing costs	933
Distribution and/or service fees	5,234
Payable for independent Trustees’ compensation	2,539
Accrued expenses and other liabilities	114,781
Total liabilities		$2,416,613
Net assets		$630,003,434
Net assets consist of
Paid-in capital	$453,154,466
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	149,816,264
Accumulated net realized gain (loss) on investments and foreign currency	17,428,988
Undistributed net investment income	9,603,716
Net assets		$630,003,434
Shares of beneficial interest outstanding		24,496,618

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$439,638,460	17,054,049	$25.78
Service Class	190,364,974	7,442,569	25.58

See Notes to Financial Statements

6

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$5,959,854
Interest	24,828
Dividends from underlying affiliated funds	3,426
Foreign taxes withheld	(96,539)
Total investment income		$5,891,569
Expenses
Management fee	$2,380,492
Distribution and/or service fees	212,998
Shareholder servicing costs	25,064
Administrative services fee	45,083
Independent Trustees’ compensation	7,986
Custodian fee	34,206
Shareholder communications	45,456
Audit and tax fees	24,930
Legal fees	3,642
Miscellaneous	14,177
Total expenses		$2,794,034
Reduction of expenses by investment adviser	(2,068)
Net expenses		$2,791,966
Net investment income		$3,099,603
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$22,663,069
Foreign currency	(8,083)
Net realized gain (loss) on investments and foreign currency		$22,654,986
Change in unrealized appreciation (depreciation)
Investments	$47,784,967
Translation of assets and liabilities in foreign currencies	155
Net unrealized gain (loss) on investments and foreign currency translation		$47,785,122
Net realized and unrealized gain (loss) on investments and foreign currency		$70,440,108
Change in net assets from operations		$73,539,711

See Notes to Financial Statements

7

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$3,099,603		$6,508,641
Net realized gain (loss) on investments and foreign currency	22,654,986		40,699,013
Net unrealized gain (loss) on investments and foreign currency translation	47,785,122		54,990,561
Change in net assets from operations	$73,539,711		$102,198,215
Distributions declared to shareholders
From net investment income	$—		$(5,015,022)
Change in net assets from fund share transactions	$(40,637,433)		$(64,974,502)
Total change in net assets	$32,902,278		$32,208,691
Net assets
At beginning of period	597,101,156		564,892,465
At end of period (including undistributed net investment income of $9,603,716 and $6,504,113, respectively)	$630,003,434		$597,101,156

See Notes to Financial Statements

8

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$22.93		$19.41	$20.04	$18.24	$14.64	$23.52
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.17	$0.16	$0.19	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	2.72		3.46	(0.61)	1.86	3.67	(7.54)
Total from investment operations	$2.85		$3.71	$(0.44)	$2.02	$3.86	$(7.30)
Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.19)	$(0.22)	$(0.26)	$(0.17)
From net realized gain on investments	—		—	—	—	—	(1.41)
Total distributions declared to shareholders	$—		$(0.19)	$(0.19)	$(0.22)	$(0.26)	$(1.58)
Net asset value, end of period (x)	$25.78		$22.93	$19.41	$20.04	$18.24	$14.64
Total return (%) (k)(r)(s)(x)	12.43	(n)	19.18	(2.18)	11.10	26.90	(33.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.82	0.82	0.83	0.86	0.84
Expenses after expense reductions (f)	0.81	(a)	0.82	0.82	0.83	0.86	0.84
Net investment income	1.04	(a)	1.15	0.84	0.87	1.25	1.25
Portfolio turnover	11	(n)	28	22	22	34	29
Net assets at end of period (000 omitted)	$439,638		$455,295	$486,500	$603,279	$636,809	$560,356

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$22.78		$19.31	$19.95	$18.16	$14.56	$23.39
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.12	$0.11	$0.15	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	2.70		3.43	(0.61)	1.86	3.65	(7.51)
Total from investment operations	$2.80		$3.63	$(0.49)	$1.97	$3.80	$(7.32)
Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.15)	$(0.18)	$(0.20)	$(0.10)
From net realized gain on investments	—		—	—	—	—	(1.41)
Total distributions declared to shareholders	$—		$(0.16)	$(0.15)	$(0.18)	$(0.20)	$(1.51)
Net asset value, end of period (x)	$25.58		$22.78	$19.31	$19.95	$18.16	$14.56
Total return (%) (k)(r)(s)(x)	12.29	(n)	18.83	(2.42)	10.88	26.56	(33.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.07	1.07	1.08	1.11	1.09
Expenses after expense reductions (f)	1.06	(a)	1.07	1.07	1.08	1.11	1.09
Net investment income	0.80	(a)	0.93	0.60	0.63	0.99	1.00
Portfolio turnover	11	(n)	28	22	22	34	29
Net assets at end of period (000 omitted)	$190,365		$141,806	$78,392	$62,309	$46,267	$38,259

See Notes to Financial Statements

9

MFS Investors Trust Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Investors Trust Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Trust Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

11

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$573,547,721	$—	$—	$573,547,721
France	12,684,473	5,960,277	—	18,644,750
Canada	12,994,316	—	—	12,994,316
United Kingdom	—	11,208,340	—	11,208,340
Germany	—	8,630,484	—	8,630,484
Netherlands	—	3,359,549	—	3,359,549
Mutual Funds	3,263,206	—	—	3,263,206
Total Investments	$602,489,716	$29,158,650	$—	$631,648,366

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $9,323,472 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, there were no securities on loan or collateral outstanding.

12

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2013, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$5,015,022

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$482,538,389
Gross appreciation	154,643,661
Gross depreciation	(5,533,684)
Net unrealized appreciation (depreciation)	$149,109,977

As of 12/31/12
Undistributed ordinary income	6,504,113
Capital loss carryforwards	(4,521,307)
Other temporary differences	1,441
Net unrealized appreciation (depreciation)	101,325,010

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/17	$(4,524,307)

13

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$4,202,375
Service Class	—	812,647
Total	$—	$5,015,022

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced. Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $868, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $24,473, which equated to 0.0077% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $591.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0142% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months

14

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,433 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,200, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $67,026,256 and $99,470,515, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	311,831	$7,660,332	1,072,356	$23,443,603
Service Class	1,808,308	45,062,937	3,048,806	66,280,256
	2,120,139	$52,723,269	4,121,162	$89,723,859
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	191,452	$4,202,375
Service Class	—	—	37,226	812,647
	—	$—	228,678	$5,015,022
Shares reacquired
Initial Class	(3,115,912)	$(78,529,798)	(6,464,022)	$(139,811,290)
Service Class	(591,736)	(14,830,904)	(920,519)	(19,902,093)
	(3,707,648)	$(93,360,702)	(7,384,541)	$(159,713,383)
Net change
Initial Class	(2,804,081)	$(70,869,466)	(5,200,214)	$(112,165,312)
Service Class	1,216,572	30,232,033	2,165,513	47,190,810
	(1,587,509)	$(40,637,433)	(3,034,701)	$(64,974,502)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $1,654 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,740,723	46,588,421	(49,065,938)	3,263,206

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,426	$3,263,206

15

MFS Investors Trust Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2013

MFS® MID CAP

GROWTH SERIES

MFS® Variable Insurance Trust

VMG-SEM

MFS® MID CAP GROWTH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Mid Cap Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
MasterCard, Inc., “A”	2.0%
American Tower Corp., REIT	1.8%
LKQ Corp.	1.6%
FleetCor Technologies, Inc.	1.6%
Affiliated Managers Group, Inc.	1.6%
AMETEK, Inc.	1.5%
Gartner, Inc.	1.5%
Henry Schein, Inc.	1.5%
Cabot Oil & Gas Corp.	1.4%
Delphi Automotive PLC	1.4%

Equity sectors
Health Care	16.8%
Industrial Goods & Services	14.9%
Technology	10.6%
Retailing	9.9%
Leisure	9.5%
Special Products & Services	8.7%
Financial Services	6.9%
Energy	5.5%
Autos & Housing	5.5%
Basic Materials	4.0%
Utilities & Communications	2.9%
Consumer Staples	2.6%
Transportation	1.5%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.81%	$1,000.00	$1,138.72	$4.30
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$1,136.36	$5.61
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Mid Cap Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 2.6%
Precision Castparts Corp.	25,980	$5,871,733
TransDigm Group, Inc.	37,256	5,840,623

		$11,712,356

Alcoholic Beverages – 0.9%
Beam, Inc.	61,630	$3,889,469

Apparel Manufacturers – 2.1%
Guess?, Inc.	65,930	$2,045,808
Michael Kors Holdings Ltd. (a)	57,860	3,588,477
VF Corp.	19,826	3,827,608

		$9,461,893

Automotive – 3.7%
Delphi Automotive PLC	124,400	$6,305,836
LKQ Corp. (a)	284,010	7,313,258
TRW Automotive Holdings Corp. (a)	42,440	2,819,714

		$16,438,808

Biotechnology – 3.0%
Alexion Pharmaceuticals, Inc. (a)	36,510	$3,367,682
Illumina, Inc. (a)	39,770	2,976,387
Regeneron Pharmaceuticals, Inc. (a)	9,368	2,106,676
Vertex Pharmaceuticals, Inc. (a)	23,490	1,876,146
ViroPharma, Inc. (a)	97,720	2,799,678

		$13,126,569

Broadcasting – 2.2%
Discovery Communications, Inc., “A” (a)	75,652	$5,841,091
Scripps Networks Interactive, Inc., “A”	60,610	4,046,324

		$9,887,415

Brokerage & Asset Managers – 3.2%
Affiliated Managers Group, Inc. (a)	42,555	$6,976,467
Evercore Partners, Inc.	62,400	2,451,072
IntercontinentalExchange, Inc. (a)	27,386	4,868,135

		$14,295,674

Business Services – 7.4%
Bright Horizons Family Solutions, Inc. (a)	86,570	$3,004,845
Cognizant Technology Solutions Corp., “A” (a)	48,535	3,038,776
FleetCor Technologies, Inc. (a)	87,280	7,095,864
Gartner, Inc. (a)	115,560	6,585,764
IHS, Inc., “A” (a)	17,300	1,805,774
Jones Lang LaSalle, Inc.	57,580	5,247,841
Realogy Holdings Corp. (a)	36,810	1,768,352
Verisk Analytics, Inc., “A” (a)	76,450	4,564,065

		$33,111,281

Cable TV – 2.1%
Charter Communications, Inc., “A” (a)	42,903	$5,313,537
Liberty Global PLC, “A” (a)	51,850	3,841,048

		$9,154,585

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 4.3%
Autodesk, Inc. (a)	69,060	$2,343,896
Citrix Systems, Inc. (a)	74,790	4,512,081
CommVault Systems, Inc. (a)	41,080	3,117,561
PTC, Inc. (a)	53,350	1,308,676
Qlik Technologies, Inc. (a)	140,680	3,977,024
TIBCO Software, Inc. (a)	172,480	3,691,072

		$18,950,310

Computer Software – Systems – 1.5%
SS&C Technologies Holdings, Inc. (a)	93,550	$3,077,795
Vantiv, Inc., “A” (a)	137,220	3,787,272

		$6,865,067

Construction – 1.8%
Pool Corp.	64,030	$3,355,812
Stanley Black & Decker, Inc.	59,045	4,564,179

		$7,919,991

Consumer Services – 1.3%
Anhanguera Educacional Participacoes S.A.	53,900	$311,610
Priceline.com, Inc. (a)	6,567	5,431,763

		$5,743,373

Containers – 1.8%
Ball Corp.	138,990	$5,773,645
Silgan Holdings, Inc.	51,820	2,433,467

		$8,207,112

Electrical Equipment – 7.9%
AMETEK, Inc.	157,739	$6,672,360
Amphenol Corp., “A”	80,620	6,283,523
Mettler-Toledo International, Inc. (a)	17,103	3,441,124
MSC Industrial Direct Co., Inc., “A”	32,890	2,547,659
Pentair Ltd.	37,720	2,176,067
Sensata Technologies Holding B.V. (a)	82,300	2,872,270
TriMas Corp. (a)	87,010	3,243,733
W.W. Grainger, Inc.	18,266	4,606,320
WESCO International, Inc. (a)	49,450	3,360,622

		$35,203,678

Electronics – 3.7%
Altera Corp.	104,740	$3,455,373
Linear Technology Corp.	65,000	2,394,600
Microchip Technology, Inc.	88,700	3,304,075
NXP Semiconductors N.V. (a)	86,920	2,692,782
Stratasys Ltd. (a)	23,240	1,946,118
Ultratech, Inc. (a)	73,730	2,707,366

		$16,500,314

Energy – Independent – 2.9%
Cabot Oil & Gas Corp.	89,730	$6,372,625
Pioneer Natural Resources Co.	27,463	3,975,269
SM Energy Co.	46,270	2,775,275

		$13,123,169

4

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Entertainment – 1.3%
AMC Networks, Inc., “A” (a)	57,320	$3,749,301
Six Flags Entertainment Corp.	63,120	2,219,299

		$5,968,600

Food & Beverages – 1.7%
Chr. Hansen Holding A/S	99,554	$3,408,753
Mead Johnson Nutrition Co., “A”	54,420	4,311,697

		$7,720,450

Food & Drug Stores – 0.2%
Brazil Pharma S.A. (a)	220,113	$1,012,105

Gaming & Lodging – 1.2%
Wynn Resorts Ltd.	40,830	$5,226,240

General Merchandise – 0.7%
Five Below, Inc. (a)	87,450	$3,214,662

Health Maintenance Organizations – 0.4%
BioScrip, Inc. (a)	103,740	$1,711,710

Insurance – 0.3%
Lincoln National Corp.	37,320	$1,361,060

Internet – 1.1%
ChannelAdvisor Corp. (a)	40,100	$630,773
LinkedIn Corp., “A” (a)	22,908	4,084,496

		$4,715,269

Leisure & Toys – 1.6%
Brunswick Corp.	60,480	$1,932,336
Polaris Industries, Inc.	53,780	5,109,100

		$7,041,436

Machinery & Tools – 3.6%
Cummins, Inc.	10,910	$1,183,299
Flowserve Corp.	33,460	1,807,175
Joy Global, Inc.	59,860	2,905,006
Roper Industries, Inc.	48,218	5,989,640
WABCO Holdings, Inc. (a)	58,230	4,349,199

		$16,234,319

Major Banks – 0.4%
Morgan Stanley	77,390	$1,890,638

Medical & Health Technology & Services – 4.9%
Advisory Board Co. (a)	69,220	$3,782,873
Catamaran Corp. (a)	106,750	5,200,860
Cerner Corp. (a)	44,900	4,314,441
Covance, Inc. (a)	25,980	1,978,117
Henry Schein, Inc. (a)	68,550	6,563,663

		$21,839,954

Medical Equipment – 4.8%
Cooper Cos., Inc.	52,724	$6,276,792
Endologix, Inc. (a)	119,410	1,585,765
Intuitive Surgical, Inc. (a)	6,510	3,297,836
PerkinElmer, Inc.	71,330	2,318,225
Sirona Dental Systems, Inc. (a)	45,040	2,967,235

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	58,220	$4,927,159

		$21,373,012

Oil Services – 2.6%
Core Laboratories N.V.	16,988	$2,576,400
Dresser-Rand Group, Inc. (a)	85,340	5,118,693
FMC Technologies, Inc. (a)	69,380	3,863,078

		$11,558,171

Other Banks & Diversified Financials – 2.4%
MasterCard, Inc., “A”	15,521	$8,916,815
TCF Financial Corp.	114,820	1,628,148

		$10,544,963

Pharmaceuticals – 3.7%
Actavis, Inc. (a)	18,350	$2,316,137
Perrigo Co.	48,399	5,856,279
Valeant Pharmaceuticals International, Inc. (a)	62,730	5,399,798
Zoetis, Inc.	93,140	2,877,095

		$16,449,309

Pollution Control – 0.8%
Stericycle, Inc. (a)	30,562	$3,374,962

Railroad & Shipping – 1.0%
Kansas City Southern Co.	43,720	$4,632,571

Real Estate – 0.6%
Host Hotels & Resorts, Inc., REIT	156,060	$2,632,732

Restaurants – 1.1%
Arcos Dorados Holdings, Inc.	147,510	$1,722,917
Chipotle Mexican Grill, Inc., “A”	3,928	1,431,167
Chuy’s Holdings, Inc. (a)	40,420	1,549,703

		$4,703,787

Specialty Chemicals – 2.2%
Airgas, Inc.	32,240	$3,077,630
Ecolab, Inc.	22,890	1,949,999
FMC Corp.	36,710	2,241,513
Rockwood Holdings, Inc.	41,010	2,625,870

		$9,895,012

Specialty Stores – 6.9%
AutoZone, Inc. (a)	11,200	$4,745,328
Children’s Place Retail Store, Inc. (a)	46,360	2,540,528
Dick’s Sporting Goods, Inc.	35,450	1,774,627
Express, Inc. (a)	8,920	187,052
Monro Muffler Brake, Inc.	53,400	2,565,870
O’Reilly Automotive, Inc. (a)	36,543	4,115,473
PetSmart, Inc.	34,740	2,327,233
Ross Stores, Inc.	85,510	5,541,903
Tiffany & Co.	41,980	3,057,823
Tractor Supply Co.	32,886	3,867,722

		$30,723,559

5

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 2.2%
American Tower Corp., REIT	106,630	$7,802,117
SBA Communications Corp. (a)	28,720	2,128,726

		$9,930,843

Trucking – 0.5%
Expeditors International of Washington, Inc.	59,470	$2,260,455

Utilities – Electric Power – 0.7%
CMS Energy Corp.	110,480	$3,001,742

Total Common Stocks (Identified Cost, $380,342,782)		$442,608,625

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	5,210,928	$5,210,928

Total Investments (Identified Cost, $385,553,710)		$447,819,553

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(2,177,676)

Net Assets – 100.0%		$445,641,877

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $380,342,782)	$442,608,625
Underlying affiliated funds, at cost and value	5,210,928
Total investments, at value (identified cost, $385,553,710)	$447,819,553
Foreign currency, at value (identified cost, $22)	22
Receivables for
Investments sold	5,444,394
Fund shares sold	101,198
Interest and dividends	165,929
Other assets	1,768
Total assets		$453,532,864
Liabilities
Payables for
Investments purchased	$5,011,018
Fund shares reacquired	2,763,810
Payable to affiliates
Investment adviser	37,250
Shareholder servicing costs	352
Distribution and/or service fees	2,187
Payable for independent Trustees’ compensation	370
Accrued expenses and other liabilities	76,000
Total liabilities		$7,890,987
Net assets		$445,641,877
Net assets consist of
Paid-in capital	$370,235,164
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	62,265,843
Accumulated net realized gain (loss) on investments and foreign currency	13,688,994
Accumulated net investment loss	(548,124)
Net assets		$445,641,877
Shares of beneficial interest outstanding		59,965,154

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$365,991,037	48,979,235	$7.47
Service Class	79,650,840	10,985,919	7.25

See Notes to Financial Statements

7

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment loss
Income
Dividends	$1,341,235
Interest	39,110
Dividends from underlying affiliated funds	3,367
Foreign taxes withheld	(1,776)
Total investment income		$1,381,936
Expenses
Management fee	$1,700,942
Distribution and/or service fees	100,044
Shareholder servicing costs	9,042
Administrative services fee	33,808
Independent Trustees’ compensation	3,953
Custodian fee	25,417
Shareholder communications	22,182
Audit and tax fees	25,054
Legal fees	773
Miscellaneous	10,330
Total expenses		$1,931,545
Fees paid indirectly	(10)
Reduction of expenses by investment adviser	(1,475)
Net expenses		$1,930,060
Net investment loss		$(548,124)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$28,072,817
Foreign currency	3,669
Net realized gain (loss) on investments and foreign currency		$28,076,486
Change in unrealized appreciation (depreciation)
Investments	$31,430,278
Translation of assets and liabilities in foreign currencies	(64)
Net unrealized gain (loss) on investments and foreign currency translation		$31,430,214
Net realized and unrealized gain (loss) on investments and foreign currency		$59,506,700
Change in net assets from operations		$58,958,576

See Notes to Financial Statements

8

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment loss	$(548,124)	$(239,624)
Net realized gain (loss) on investments and foreign currency	28,076,486	14,110,638
Net unrealized gain (loss) on investments and foreign currency translation	31,430,214	10,922,534
Change in net assets from operations	$58,958,576	$24,793,548
Change in net assets from fund share transactions	$(49,584,129)	$296,944,917
Total change in net assets	$9,374,447	$321,738,465
Net assets
At beginning of period	436,267,430	114,528,965
At end of period (including accumulated net investment loss of $548,124 and $0, respectively)	$445,641,877	$436,267,430

See Notes to Financial Statements

9

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010		2009		2008
	(unaudited)
Net asset value, beginning of period	$6.56		$5.63	$5.99	$4.62		$3.27		$7.66
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.01)	$(0.03)	$(0.00	)(w)	$(0.00	)(w)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.92		0.94	(0.33)	1.37		1.36		(3.55)
Total from investment operations	$0.91		$0.93	$(0.36)	$1.37		$1.36		$(3.54)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$(0.01)		$—
From net realized gain on investments	—		—	—	—		—		(0.85)
From tax return of capital	—		—	—	—		(0.00	)(w)	—
Total distributions declared to shareholders	$—		$—	$—	$—		$(0.01)		$(0.85)
Net asset value, end of period (x)	$7.47		$6.56	$5.63	$5.99		$4.62		$3.27
Total return (%) (k)(r)(s)(x)	13.87	(n)	16.52	(6.01)	29.65		41.78		(51.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.89	0.88	0.88		0.90		0.87
Expenses after expense reductions (f)	0.81	(a)	0.89	0.88	0.88		0.90		0.87
Net investment income (loss)	(0.20	)(a)	(0.10)	(0.44)	0.09		(0.09)		0.21
Portfolio turnover	34	(n)	65	71	91		114		104
Net assets at end of period (000 omitted)	$365,991		$359,488	$84,387	$137,567		$107,989		$73,066

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010		2009		2008
	(unaudited)
Net asset value, beginning of period	$6.38		$5.48	$5.84	$4.52		$3.20		$7.52
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.02)	$(0.04)	$(0.01)		$(0.01)		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.89		0.92	(0.32)	1.33		1.33		(3.47)
Total from investment operations	$0.87		$0.90	$(0.36)	$1.32		$1.32		$(3.47)
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$—		$—		$(0.85)
Net asset value, end of period (x)	$7.25		$6.38	$5.48	$5.84		$4.52		$3.20
Total return (%) (k)(r)(s)(x)	13.64	(n)	16.42	(6.16)	29.20		41.25		(51.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.14	1.13	1.13		1.16		1.12
Expenses after expense reductions (f)	1.06	(a)	1.14	1.13	1.13		1.15		1.12
Net investment loss	(0.45	)(a)	(0.35)	(0.70)	(0.16)		(0.33)		(0.05)
Portfolio turnover	34	(n)	65	71	91		114		104
Net assets at end of period (000 omitted)	$79,651		$76,779	$30,142	$35,722		$29,524		$22,511

See Notes to Financial Statements

10

MFS Mid Cap Growth Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Mid Cap Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

12

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$442,608,625	$—	$—	$442,608,625
Mutual Funds	5,210,928	—	—	5,210,928
Total Investments	$447,819,553	$—	$—	$447,819,553

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $3,720,362 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

13

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2012, there were no significant adjustments due to differences between book and tax accounting.

The fund declared no distributions for the current period or for the year ended December 31, 2012.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$385,761,502
Gross appreciation	67,061,195
Gross depreciation	(5,003,144)
Net unrealized appreciation (depreciation)	$62,058,051

As of 12/31/12
Capital loss carryforwards	(14,179,699)
Other temporary differences	64
Net unrealized appreciation (depreciation)	30,627,772

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/15	$(8,394,469)
12/31/16	(4,433,720)
12/31/17	(1,351,510)
Total	$(14,179,699)

14

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

The availability of $12,828,189 of the capital loss carryforwards, which were acquired on August 17, 2012 in connection with the MFS Mid Cap Growth Portfolio merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $613, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $8,840, which equated to 0.0039% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $202.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0149% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,640 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $862, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

15

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $140,138,032 and $189,903,659, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,064,403	$7,464,206	959,760	$5,983,020
Service Class	450,638	3,150,065	992,068	6,016,557
	1,515,041	$10,614,271	1,951,828	$11,999,577
Shares issued in connection with acquisition of MFS Mid Cap Growth Portfolio
Initial Class	—	$—	3,130,532	$19,816,269
Service Class	—	—	1,761,981	10,836,185
	—	$—	4,892,513	$30,652,454
Shares issued in connection with acquisition of SC WMC Blue Chip Mid Cap Fund
Initial Class	—	$—	40,449,941	$260,093,122
Service Class	—	—	5,344,503	33,403,141
	—	$—	45,794,444	$293,496,263
Shares reacquired
Initial Class	(6,860,550)	$(49,607,745)	(4,759,917)	$(29,732,542)
Service Class	(1,507,212)	(10,590,655)	(1,559,316)	(9,470,835)
	(8,367,762)	$(60,198,400)	(6,319,233)	$(39,203,377)
Net change
Initial Class	(5,796,147)	$(42,143,539)	39,780,316	$256,159,869
Service Class	(1,056,574)	(7,440,590)	6,539,236	40,785,048
	(6,852,721)	$(49,584,129)	46,319,552	$296,944,917

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 32%, 12%, and 8%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $864 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,598,892	65,714,151	(62,102,115)	5,210,928

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,367	$5,210,928

16

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

(8)	Acquisitions

At close of business on August 17, 2012, the fund with net assets of approximately $114,276,515, acquired all of the assets and liabilities of MFS Mid Cap Growth Portfolio, a series of MFS Variable Insurance Trust II. The purpose of the transaction was to provide shareholders of the MFS Mid Cap Growth Portfolio the opportunity to participate in a larger combined portfolio with an identical investment objective and identical investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 4,892,513 shares of the fund (valued at approximately $30,652,454) for all of the assets and liabilities of MFS Mid Cap Growth Portfolio. MFS Mid Cap Growth Portfolio then distributed the shares of the fund that MFS Mid Cap Growth Portfolio received from the fund to its shareholders. MFS Mid Cap Growth Portfolio’s investments on that date were valued at approximately $30,646,648 with a cost basis of approximately $26,191,922. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Mid Cap Growth Portfolio were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

At close of business on December 7, 2012, the fund with net assets of approximately $138,538,778, acquired all of the assets and liabilities of SC WMC Blue Chip Mid Cap Fund, a series of Sun Capital Advisers Trust. The purpose of the transaction was to provide shareholders of the SC WMC Blue Chip Mid Cap Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 45,794,444 shares of the fund (valued at approximately $293,496,263) for all of the assets and liabilities of SC WMC Blue Chip Mid Cap Fund. SC WMC Blue Chip Mid Cap Fund then distributed the shares of the fund that SC WMC Blue Chip Mid Cap Fund received from the fund to its shareholders. SC WMC Blue Chip Mid Cap Fund’s investments on that date were valued at approximately $290,124,383 with a cost basis of approximately $283,276,379. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from SC WMC Blue Chip Mid Cap Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

17

MFS Mid Cap Growth Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2013

MFS® NEW DISCOVERY SERIES

MFS® Variable Insurance Trust

VND-SEM

MFS® NEW DISCOVERY SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS New Discovery Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Tronox Ltd., “A”	2.3%
Swift Transportation Co.	2.0%
Diana Shipping, Inc.	1.9%
Constant Contact, Inc.	1.9%
Cabot Oil & Gas Corp.	1.9%
Polypore International, Inc.	1.9%
Atwood Oceanics, Inc.	1.8%
Endologix, Inc.	1.8%
FleetMatics Group PLC	1.8%
CommVault Systems, Inc.	1.7%

Equity sectors
Technology	23.0%
Industrial Goods & Services	14.5%
Health Care	14.2%
Basic Materials	10.2%
Energy	9.8%
Special Products & Services	9.4%
Transportation	6.5%
Retailing	4.2%
Leisure	2.8%
Financial Services	2.4%
Consumer Staples	1.6%
Autos & Housing	1.0%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.96%	$1,000.00	$1,189.57	$5.21
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
Service Class	Actual	1.21%	$1,000.00	$1,188.54	$6.57
	Hypothetical (h)	1.21%	$1,000.00	$1,018.79	$6.06

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS New Discovery Series

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.6%
Brokerage & Asset Managers – 1.4%
LPL Financial Holdings, Inc.	327,000	$12,347,519

Business Services – 7.2%
Bright Horizons Family Solutions, Inc. (a)	416,550	$14,458,451
Concur Technologies, Inc. (a)	77,040	6,269,515
Constant Contact, Inc. (a)	1,066,368	17,136,534
FleetCor Technologies, Inc. (a)	75,946	6,174,410
Gartner, Inc. (a)	114,270	6,512,247
Performant Financial Corp. (a)	560,715	6,498,687
Xoom Corp. (a)	351,020	8,045,378

		$65,095,222

Chemicals – 1.4%
Intrepid Potash, Inc.	638,250	$12,158,663

Computer Software – 4.3%
ANSYS, Inc. (a)	86,080	$6,292,448
CommVault Systems, Inc. (a)	198,690	15,078,584
Qlik Technologies, Inc. (a)	302,784	8,559,704
SolarWinds, Inc. (a)	219,620	8,523,452

		$38,454,188

Computer Software – Systems – 8.3%
Exa Corp. (a)	284,720	$2,932,616
FleetMatics Group PLC (a)	474,620	15,771,623
Greenway Medical Technologies, Inc. (a)	252,461	3,115,369
Guidewire Software, Inc. (a)	183,500	7,716,175
Linx S.A.	217,500	3,509,086
Model N, Inc. (a)	562,532	13,140,748
SciQuest, Inc. (a)	582,681	14,596,159
SS&C Technologies Holdings, Inc. (a)	344,934	11,348,329
Tableau Software, Inc., “A” (a)	45,270	2,508,863

		$74,638,968

Consumer Services – 2.2%
HomeAway, Inc. (a)	414,827	$13,415,505
MakeMyTrip Ltd. (a)	469,437	6,698,866

		$20,114,371

Electrical Equipment – 2.5%
MSC Industrial Direct Co., Inc., “A”	139,610	$10,814,191
Sensata Technologies Holding B.V. (a)	340,706	11,890,639

		$22,704,830

Electronics – 7.0%
Mellanox Technologies Ltd. (a)	220,360	$10,907,820
Monolithic Power Systems, Inc.	253,524	6,112,464
Silicon Laboratories, Inc. (a)	249,360	10,325,998
Stratasys Ltd. (a)	114,050	9,550,547
Ultratech, Inc. (a)	331,800	12,183,696
Universal Display Corp. (a)	110,640	3,110,090
Veeco Instruments, Inc. (a)	307,209	10,881,343

		$63,071,958

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 6.2%
Alpha Natural Resources, Inc. (a)	689,930	$3,615,233
Arch Coal, Inc.	892,170	3,372,403
Cabot Oil & Gas Corp.	240,918	17,109,996
CONSOL Energy, Inc.	459,030	12,439,713
Peabody Energy Corp.	250,820	3,672,005
Range Resources Corp.	166,689	12,888,393
Walter Energy, Inc. (l)	292,830	3,045,432

		$56,143,175

Food & Beverages – 1.6%
Flowers Foods, Inc.	152,980	$3,373,209
Green Mountain Coffee Roasters, Inc. (a)	151,190	11,348,321

		$14,721,530

Food & Drug Stores – 1.2%
Fairway Group Holdings Corp. (a)	443,050	$10,708,519

Furniture & Appliances – 1.0%
SodaStream International Ltd. (a)(l)	123,280	$8,956,292

Gaming & Lodging – 0.9%
Norwegian Cruise Line Holdings Ltd. (a)	268,360	$8,133,992

General Merchandise – 0.7%
Five Below, Inc. (a)	173,094	$6,362,935

Internet – 2.9%
ChannelAdvisor Corp. (a)	138,110	$2,172,470
Millennial Media, Inc. (a)	481,990	4,198,133
Pandora Media, Inc. (a)	142,490	2,621,816
Shutterfly, Inc. (a)	212,520	11,856,491
Shutterstock, Inc. (a)	98,090	5,471,460

		$26,320,370

Machinery & Tools – 12.0%
Allison Transmission Holdings, Inc.	565,240	$13,045,739
IPG Photonics Corp.	205,355	12,471,209
Joy Global, Inc.	231,382	11,228,968
Kennametal, Inc.	309,466	12,016,565
Nordson Corp.	92,540	6,413,947
Polypore International, Inc. (a)	416,340	16,778,502
Proto Labs, Inc. (a)	224,760	14,602,657
United Rentals, Inc. (a)	181,326	9,049,981
WABCO Holdings, Inc. (a)	171,611	12,817,626

		$108,425,194

Medical & Health Technology & Services – 4.9%
Advisory Board Co. (a)	166,262	$9,086,218
Community Health Systems, Inc.	122,700	5,752,176
Health Management Associates, Inc., “A” (a)	385,750	6,063,990
Healthcare Services Group, Inc.	559,438	13,717,420
HealthStream, Inc. (a)	186,100	4,712,052
LifePoint Hospitals, Inc. (a)	100,740	4,920,142

		$44,251,998

4

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 8.3%
Align Technology, Inc. (a)	347,637	$12,876,474
Cardiovascular Systems, Inc. (a)	493,480	10,461,776
Cepheid, Inc. (a)	371,778	12,796,599
Endologix, Inc. (a)	1,193,241	15,846,240
Genmark Diagnostics, Inc. (a)	331,580	3,428,537
Globus Medical, Inc., “A” (a)	485,280	8,181,821
Novadaq Technologies, Inc. (a)	171,790	2,312,293
NxStage Medical, Inc. (a)	484,251	6,915,104
TearLab Corp. (a)	44,520	472,802
Uroplasty, Inc. (a)	705,933	1,461,281

		$74,752,927

Metals & Mining – 5.7%
Century Aluminum Co. (a)	729,670	$6,771,338
Globe Specialty Metals, Inc.	1,040,169	11,306,637
GrafTech International Ltd. (a)	1,359,500	9,897,160
Horsehead Holding Corp. (a)	382,530	4,900,209
Iluka Resources Ltd.	1,229,022	11,096,179
Molycorp, Inc. (a)(l)	1,155,330	7,163,046

		$51,134,569

Network & Telecom – 0.5%
Palo Alto Networks, Inc. (a)	108,460	$4,572,674

Oil Services – 3.6%
Atwood Oceanics, Inc. (a)	312,388	$16,259,795
Dresser-Rand Group, Inc. (a)	211,817	12,704,784
Superior Energy Services, Inc. (a)	149,620	3,881,143

		$32,845,722

Other Banks & Diversified Financials – 1.0%
First Republic Bank	222,410	$8,558,337

Pharmaceuticals – 1.0%
Kythera Biopharmaceuticals, Inc. (a)	133,130	$3,601,167
Perrigo Co.	43,765	5,295,565

		$8,896,732

Railroad & Shipping – 2.8%
Diana Shipping, Inc. (a)	1,718,040	$17,249,122
Navios Maritime Holdings, Inc.	1,428,041	7,997,030

		$25,246,152

Restaurants – 1.9%
Arcos Dorados Holdings, Inc.	844,008	$9,858,013
Chuy’s Holdings, Inc. (a)	182,487	6,996,552

		$16,854,565

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 3.1%
Rockwood Holdings, Inc.	115,220	$7,377,537
Tronox Ltd., “A”	1,015,530	20,462,930

		$27,840,467

Specialty Stores – 2.3%
Citi Trends, Inc. (a)	606,710	$8,815,496
Monro Muffler Brake, Inc.	247,918	11,912,460

		$20,727,956

Trucking – 3.7%
Atlas Air Worldwide Holdings, Inc. (a)	261,823	$11,457,374
Celadon Group, Inc.	195,470	3,567,328
Swift Transportation Co. (a)	1,096,931	18,143,239

		$33,167,941

Total Common Stocks (Identified Cost, $759,206,540)		$897,207,766

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	213	$213

COLLATERAL FOR SECURITIES LOANED – 1.4%
Navigator Securities Lending Prime Portfolio, 0.17%, at Cost and Net Asset Value (j)	12,363,167	$12,363,167

Total Investments (Identified Cost, $771,569,920)		$909,571,146

OTHER ASSETS, LESS LIABILITIES – (1.0)%		(8,880,517)

Net Assets – 100.0%		$900,690,629

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $771,569,707)	$909,570,933
Underlying affiliated funds, at cost and value	213
Total investments, at value, including $12,637,184 of securities on loan (identified cost, $771,569,920)	$909,571,146
Receivables for
Investments sold	16,868,006
Fund shares sold	414,776
Interest and dividends	91,580
Other assets	2,605
Total assets		$926,948,113
Liabilities
Payable to custodian	$1,917,700
Payables for
Investments purchased	9,658,547
Fund shares reacquired	2,088,737
Collateral for securities loaned, at value	12,363,167
Payable to affiliates
Investment adviser	95,332
Shareholder servicing costs	1,323
Distribution and/or service fees	13,161
Payable for independent Trustees’ compensation	2,601
Accrued expenses and other liabilities	116,916
Total liabilities		$26,257,484
Net assets		$900,690,629
Net assets consist of
Paid-in capital	$678,806,649
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	138,001,196
Accumulated net realized gain (loss) on investments and foreign currency	86,336,931
Accumulated net investment loss	(2,454,147)
Net assets		$900,690,629
Shares of beneficial interest outstanding		49,428,666

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$418,379,255	22,381,473	$18.69
Service Class	482,311,374	27,047,193	17.83

See Notes to Financial Statements

6

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net Investment loss
Income
Dividends	$1,931,770
Income on securities loaned	348,133
Dividends from underlying affiliated funds	2,146
Total investment income		$2,282,049
Expenses
Management fee	$3,918,026
Distribution and/or service fees	559,022
Shareholder servicing costs	29,237
Administrative services fee	59,681
Independent Trustees’ compensation	8,267
Custodian fee	41,861
Shareholder communications	65,518
Audit and tax fees	26,106
Legal fees	4,492
Miscellaneous	26,854
Total expenses		$4,739,064
Fees paid indirectly	(34)
Reduction of expenses by investment adviser	(2,834)
Net expenses		$4,736,196
Net investment loss		$(2,454,147)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$90,334,686
Foreign currency	(5,047)
Net realized gain (loss) on investments and foreign currency		$90,329,639
Change in unrealized appreciation (depreciation)
Investments	$60,345,719
Translation of assets and liabilities in foreign currencies	2,799
Net unrealized gain (loss) on investments and foreign currency translation		$60,348,518
Net realized and unrealized gain (loss) on investments and foreign currency		$150,678,157
Change in net assets from operations		$148,224,010

See Notes to Financial Statements

7

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment loss	$(2,454,147)	$(2,951,779)
Net realized gain (loss) on investments and foreign currency	90,329,639	17,644,328
Net unrealized gain (loss) on investments and foreign currency translation	60,348,518	121,534,136
Change in net assets from operations	$148,224,010	$136,226,685
Distributions declared to shareholders
From net realized gain on investments	$—	$(66,916,984)
Change in net assets from fund share transactions	$(35,864,337)	$43,021,119
Total change in net assets	$112,359,673	$112,330,820
Net assets
At beginning of period	788,330,956	676,000,136
At end of period (including accumulated net investment loss of $2,454,147 and $—, respectively)	$900,690,629	$788,330,956

See Notes to Financial Statements

8

MFS New Discovery Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$15.72		$14.29	$18.31	$13.43	$8.23	$16.63
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.05)	$(0.10)	$(0.08)	$(0.06)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	3.01		3.00	(1.70)	4.96	5.26	(5.54)
Total from investment operations	$2.97		$2.95	$(1.80)	$4.88	$5.20	$(5.58)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.52)	$(2.22)	$—	$—	$(2.82)
Net asset value, end of period (x)	$18.69		$15.72	$14.29	$18.31	$13.43	$8.23
Total return (%) (k)(r)(s)(x)	18.89	(n)	21.22	(10.27)	36.34	63.18	(39.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.97	0.98	1.01	1.03	1.01
Expenses after expense reductions (f)	0.96	(a)	0.97	0.98	1.01	1.03	1.01
Net investment loss	(0.44	)(a)	(0.29)	(0.56)	(0.54)	(0.57)	(0.36)
Portfolio turnover	61	(n)	122	177	195	158	121
Net assets at end of period (000 omitted)	$418,379		$395,107	$363,412	$499,020	$423,042	$289,596

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$15.01		$13.74	$17.74	$13.05	$8.01	$16.31
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.08)	$(0.14)	$(0.11)	$(0.08)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	2.88		2.87	(1.64)	4.80	5.12	(5.41)
Total from investment operations	$2.82		$2.79	$(1.78)	$4.69	$5.04	$(5.48)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.52)	$(2.22)	$—	$—	$(2.82)
Net asset value, end of period (x)	$17.83		$15.01	$13.74	$17.74	$13.05	$8.01
Total return (%) (k)(r)(s)(x)	18.79	(n)	20.90	(10.49)	35.94	62.92	(39.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.22	1.23	1.26	1.28	1.26
Expenses after expense reductions (f)	1.21	(a)	1.22	1.23	1.26	1.28	1.26
Net investment loss	(0.68	)(a)	(0.53)	(0.80)	(0.79)	(0.82)	(0.60)
Portfolio turnover	61	(n)	122	177	195	158	121
Net assets at end of period (000 omitted)	$482,311		$393,224	$312,589	$324,557	$219,982	$125,421

See Notes to Financial Statements

9

MFS New Discovery Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS New Discovery Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be

11

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$809,072,517	$—	$—	$809,072,517
Israel	29,414,659	—	—	29,414,659
Greece	25,246,151	—	—	25,246,151
Australia	—	11,096,179	—	11,096,179
Argentina	9,858,014	—	—	9,858,014
India	6,698,866	—	—	6,698,866
Brazil	3,509,087	—	—	3,509,087
Canada	2,312,293	—	—	2,312,293
Mutual Funds	12,363,380	—	—	12,363,380
Total Investments	$898,474,967	$11,096,179	$—	$909,571,146

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $12,637,184 and a related liability of $12,363,167 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The carrying value of the collateral for securities loaned approximates fair value which would have been considered level 2 under the fair value hierarchy if the collateral for securities loaned were carried at fair value. The value of the fund’s securities on loan net of the related collateral is $274,017 at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the

12

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$63,972,122
Long-term capital gains	2,944,862
Total distributions	$66,916,984

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$783,204,411
Gross appreciation	159,870,734
Gross depreciation	(33,503,999)
Net unrealized appreciation (depreciation)	$126,366,735

As of 12/31/12
Undistributed ordinary income	7,641,783
Other temporary differences	(2,829)
Net unrealized appreciation (depreciation)	66,021,016

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$32,481,201
Service Class	—	34,435,783
Total	$—	$66,916,984

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion	0.80%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $1,194, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $28,045, which equated to 0.0064% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $1,192.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0137% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,260 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,640, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

14

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $521,644,355 and $560,954,880, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,606,169	$27,672,786	2,746,390	$43,775,613
Service Class	4,135,493	69,036,529	6,587,168	98,896,957
	5,741,662	$96,709,315	9,333,558	$142,672,570
Shares issued in connection with acquisition of SC Invesco Small Cap Growth Fund
Initial Class			3,344,064	$50,696,015
Service Class			978,602	14,170,159
			4,322,666	$64,866,174
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,175,566	$32,481,201
Service Class	—	—	2,413,159	34,435,783
	—	$—	4,588,725	$66,916,984
Shares reacquired
Initial Class	(4,362,239)	$(77,323,831)	(8,565,708)	$(133,371,779)
Service Class	(3,281,176)	(55,249,821)	(6,538,410)	(98,062,830)
	(7,643,415)	$(132,573,652)	(15,104,118)	$(231,434,609)
Net change
Initial Class	(2,756,070)	$(49,651,045)	(299,688)	$(6,418,950)
Service Class	854,317	13,786,708	3,440,519	49,440,069
	(1,901,753)	$(35,864,337)	3,140,831	$43,021,119

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 3%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $2,138 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,899,425	109,232,753	(112,131,965)	213

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,146	$213

(8)	Acquisitions

At close of business on December 7, 2012, the fund with net assets of approximately $696,346,137, acquired all of the assets and liabilities of SC Invesco Small Cap Growth Fund, a series of Sun Capital Advisers Trust. The purpose of the transaction was to provide shareholders of SC Invesco Small Cap Growth Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 4,322,666 shares of the fund (valued at approximately $64,866,174) for all of the assets and liabilities of SC Invesco Small Cap Growth Fund. SC Invesco Small Cap Growth Fund then distributed the shares of the fund that SC Invesco Small Cap Growth Fund received from the fund to its shareholders. SC Invesco Small Cap Growth Fund’s investments on that date were valued at approximately $64,381,321 with a cost basis of approximately $63,503,848. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from SC Invesco Small Cap Growth Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. No pro forma information is provided as it is not material to the combined fund results.

16

MFS New Discovery Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2013

MFS® RESEARCH

BOND SERIES

MFS® Variable Insurance Trust

VFB-SEM

MFS® RESEARCH BOND SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Bond Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Research Bond Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	36.7%
Mortgage-Backed Securities	21.0%
Commercial Mortgage-Backed Securities	10.0%
U.S. Treasury Securities	9.9%
High Yield Corporates	6.2%
Emerging Markets Bonds	4.5%
Asset-Backed Securities	2.6%
U.S. Government Agencies	1.6%
Collateralized Debt Obligations	1.1%
Non-U.S. Government Bonds	0.7%
Residential Mortgage-Backed Securities	0.1%
Municipal Bonds	0.1%

Composition including fixed income credit quality (a)(i)
AAA	6.8%
AA	2.5%
A	15.5%
BBB	28.6%
BB	6.4%
B	2.1%
CCC	0.1%
CC (o)	0.0%
C (o)	0.0%
D (o)	0.0%
U.S. Government	18.0%
Federal Agencies	22.6%
Not Rated	(8.1)%
Cash & Other	5.5%

Portfolio facts (i)
Average Duration (d)	5.0
Average Effective Maturity (m)	7.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

MFS Research Bond Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.54%	$1,000.00	$975.54	$2.65
	Hypothetical (h)	0.54%	$1,000.00	$1,022.12	$2.71
Service Class	Actual	0.79%	$1,000.00	$974.44	$3.87
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

MFS Research Bond Series

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 101.8%
Aerospace – 0.3%
Bombardier, Inc., 7.75%, 2020 (n)	$2,620,000	$2,908,200
Huntington Ingalls Industries, Inc., 6.875%, 2018	4,750,000	5,076,563

		$7,984,763

Apparel Manufacturers – 0.1%
PVH Corp., 7.375%, 2020	$1,455,000	$1,578,675
PVH Corp., 4.5%, 2022	60,000	57,600

		$1,636,275

Asset-Backed & Securitized – 13.7%
Ameriquest Mortgage Securities, Inc., “M1”, FRN, 0.663%, 2035	$2,800,000	$2,515,512
Anthracite Ltd., “A”, CDO, FRN, 0.553%, 2019 (z)	792,740	786,160
Anthracite Ltd., “CFL”, CDO, FRN, 1.443%, 2037 (z)	124,415	123,482
ARI Fleet Lease Trust, “A”, FRN, 0.741%, 2020 (n)	1,172,290	1,173,611
ARI Fleet Lease Trust, “A”, FRN, 0.491%, 2021 (n)	1,740,698	1,737,434
Babson Ltd., CLO, “A1”, FRN, 0.526%, 2019 (z)	1,311,759	1,300,679
Banc of America Commercial Mortgage, Inc., 5.337%, 2043 (z)	2,801,036	3,000,400
Banc of America Commercial Mortgage, Inc., FRN, 5.787%, 2049 (z)	637,169	708,469
Banc of America Large Loan, Inc., FRN, 5.325%, 2044 (z)	7,500,000	7,988,970
Bayview Commercial Asset Trust, FRN, 3.843%, 2036 (i)(z)	760,373	17,433
Bayview Commercial Asset Trust, FRN, 3.835%, 2036 (i)(z)	383,393	10,611
Bayview Commercial Asset Trust, FRN, 4.036%, 2037 (i)(z)	852,937	30,771
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	385,834	751
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	290,519	2,653
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	23,410	23,970
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.795%, 2040 (z)	157,298	75,958
Bear Stearns Commercial Mortgage Securities, Inc., “A3”, 5.793%, 2042	798,994	818,308
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.471%, 2045	5,150,000	5,773,135
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.742%, 2042	2,810,000	3,186,866
Bear Stearns Cos., Inc., “A2”, FRN, 0.643%, 2042	1,719,213	1,666,624

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	$1,677,300	$1,677,971
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	166,116	166,215
Cent CDO XI Ltd., “A1”, FRN, 0.535%, 2019 (n)	4,005,563	3,938,514
Chesapeake Funding LLC, “A”, FRN, 0.643%, 2025 (n)	12,486,000	12,472,265
Chesapeake Funding LLC, “A”, FRN, 0.944%, 2023 (z)	2,055,680	2,060,920
Citibank OMNI Master Trust, “A4”, FRN, 2.942%, 2018 (z)	2,700,000	2,772,800
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	25,289,455	27,839,542
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.392%, 2044	500,000	533,018
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.392%, 2044	750,000	759,242
Commercial Mortgage Acceptance Corp., FRN, 2.116%, 2030 (i)	90,305	3,206
Commercial Mortgage Asset Trust, FRN, 0.659%, 2032 (i)(z)	1,369,132	6,282
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,361,478	1,502,011
Commercial Mortgage Trust, “A4”, 3.147%, 2045	3,950,000	3,776,875
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	939,000	949,297
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 2020 (n)	1,490,000	1,493,043
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.954%, 2039	5,032,870	5,612,002
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.871%, 2039	6,214,470	6,511,963
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	2,250,000	2,470,802
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040	375,725	385,335
Credit-Based Asset Servicing & Securitization LLC, 4.619%, 2035	30,376	28,414
CWCapital Cobalt Ltd., “A4”, FRN, 5.985%, 2046	2,286,764	2,563,135
CWCapital LLC, 5.223%, 2048	600,000	650,244
Duane Street CLO, “A”, FRN, 0.525%, 2017	765,959	765,460
Falcon Franchise Loan LLC, FRN, 11.363%, 2025 (i)(z)	28,566	4,285
First Union National Bank Commercial Mortgage Trust, FRN, 1.893%, 2043 (i)(z)	204,146	350
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.541%, 2016	11,322,000	11,337,036

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 2049	$974,966	$1,081,360
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	479,542	479,655
GMAC LLC, FRN, 8.388%, 2034 (d)(n)(q)	69,867	45,197
Goldman Sachs Mortgage Securities Corp., FRN, 5.981%, 2045	16,320,002	18,186,325
Greenwich Capital Commercial Funding Corp., 5.736%, 2049	25,105,137	28,116,699
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	1,205,000	1,214,523
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	717,986	791,585
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 2046	600,000	626,212
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.002%, 2049	3,564,937	3,739,826
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.396%, 2044	550,000	560,067
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.125%, 2051	4,621,335	4,802,792
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	22,721,942	25,428,034
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 4.879%, 2038	2,146,007	2,167,308
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.443%, 2042 (n)	130,000	22,107
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.9%, 2049	763,398	855,969
JPMorgan Mortgage Trust, “A1”, FRN, 2.142%, 2033	563,896	563,591
Kingsland CLO Ltd., “A1”, FRN, 0.488%, 2021 (z)	3,532,782	3,471,764
KKR Financial CLO Ltd., “A1”, FRN, 0.545%, 2017 (z)	192,716	191,748
LB-UBS Commercial Mortgage Trust, “A4”, 5.372%, 2039	2,900,000	3,190,046
LB-UBS Commercial Mortgage Trust, “A4”, 5.156%, 2031	2,000,000	2,160,330
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.176%, 2030 (i)	73,448	1,458
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040 (z)	67,875	67,875
Merrill Lynch Mortgage Investors Inc., “A”, FRN, 2.2%, 2036	1,318,552	1,275,775
Merrill Lynch Mortgage Investors Inc., “A5”, FRN, 2.25%, 2035	942,908	898,288
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.038%, 2050	3,575,513	3,726,124

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	$19,690,646	$22,001,836
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 2045	5,000,000	4,795,910
Morgan Stanley Capital I Trust, “A4”, FRN, 5.815%, 2042	2,382,000	2,693,099
Morgan Stanley Capital I Trust, “A5”, FRN, 5.11%, 2040	571,244	586,439
Morgan Stanley Capital I, Inc., FRN, 1.117%, 2030 (i)(n)	122,697	3,619
Morgan Stanley Re-REMIC Trust, FRN, 5.981%, 2045 (z)	11,500,000	12,546,765
Pacifica CDO Ltd., “A1”, FRN, 0.535%, 2020	2,594,647	2,575,932
Preferred Term Securities XIX Ltd., CDO, FRN, 0.623%, 2035 (z)	397,009	314,503
Race Point CLO Ltd., “A1A”, FRN, 0.474%, 2021 (n)	12,847,000	12,616,987
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	165,345	94,796
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	593,307	593,866
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	9,829,633	9,828,208
Smart Trust, “A2B”, FRN, 0.741%, 2014 (n)	1,164,643	1,165,695
Smart Trust, “A2B”, FRN, 0.521%, 2015 (n)	4,707,338	4,709,546
Smart Trust, “A2B”, FRN, 0.442%, 2015	6,161,000	6,154,159
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.122%, 2051	2,901,381	2,970,210
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.122%, 2051	12,115,917	13,478,122
Wachovia Bank Commercial Mortgage Trust, FRN, 5.937%, 2049	18,489,441	20,680,255

		$342,696,629

Automotive – 1.6%
Daimler Finance North America LLC, 1.875%, 2018 (n)	$5,009,000	$4,887,948
Delphi Corp., 5%, 2023	6,027,000	6,192,743
Ford Motor Credit Co. LLC, 8%, 2014	1,350,000	1,427,809
Ford Motor Credit Co. LLC, 5%, 2018	3,350,000	3,572,520
Ford Motor Credit Co. LLC, 8%, 2016	910,000	1,065,735
Ford Motor Credit Co. LLC, 3.984%, 2016	891,000	933,438
Ford Motor Credit Co. LLC, 12%, 2015	1,400,000	1,650,848
Ford Motor Credit Co. LLC, 7%, 2015	1,900,000	2,059,811
Ford Motor Credit Co. LLC, 5.625%, 2015	1,300,000	1,396,747
Ford Motor Credit Co. LLC, 3%, 2017	3,250,000	3,256,851
General Motors Financial Co., Inc., 3.25%, 2018 (z)	1,100,000	1,069,750
Harley-Davidson Financial Services, 3.875%, 2016 (n)	6,870,000	7,284,213

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Hyundai Capital America, 2.125%, 2017 (n)	$1,001,000	$967,748
Lear Corp., 8.125%, 2020	3,595,000	3,936,525

		$39,702,686

Biotechnology – 0.4%
Life Technologies Corp., 5%, 2021	$10,372,000	$11,028,102

Broadcasting – 0.8%
Discovery Communications, Inc., 4.95%, 2042	$3,823,000	$3,579,467
News America, Inc., 8.5%, 2025	152,000	193,401
SES S.A., 3.6%, 2023 (n)	2,386,000	2,319,621
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)	3,680,000	3,459,200
Vivendi S.A., 4.75%, 2022 (n)	7,852,000	7,853,335
WPP Finance, 3.625%, 2022	3,675,000	3,467,462

		$20,872,486

Brokerage & Asset Managers – 0.7%
E*Trade Financial Corp., 6%, 2017	$9,560,000	$9,655,600
Invesco Finance PLC, 3.125%, 2022	2,470,000	2,304,038
TD Ameritrade Holding Corp., 5.6%, 2019	3,959,000	4,602,124

		$16,561,762

Building – 0.6%
CEMEX Finance LLC, 9.375%, 2022	$5,436,000	$5,925,240
Mohawk Industries, Inc., 3.85%, 2023	2,668,000	2,560,450
Mohawk Industries, Inc., 6.375%, 2016	4,334,000	4,784,294
Owens Corning, Inc., 6.5%, 2016	465,000	519,073

		$13,789,057

Business Services – 0.3%
Tencent Holdings Ltd., 3.375%, 2018 (n)	$2,600,000	$2,590,162
Tencent Holdings Ltd., 3.375%, 2018	4,851,000	4,832,644

		$7,422,806

Cable TV – 0.6%
Cox Communications, Inc., 9.375%, 2019 (n)	$1,055,000	$1,393,474
Lynx I Corp., 5.375%, 2021 (n)	335,000	336,675
Myriad International Holdings B.V., 6.375%, 2017 (n)	2,074,000	2,271,030
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	1,741,000	1,694,440
NBCUniversal Media LLC, 5.95%, 2041	2,838,000	3,241,351
NBCUniversal Media LLC, 2.875%, 2023	1,820,000	1,728,705
Time Warner Entertainment Co. LP, 8.375%, 2033	290,000	341,799
Videotron Ltee, 5%, 2022	3,610,000	3,519,750

		$14,527,224

Chemicals – 0.5%
Dow Chemical Co., 8.55%, 2019	$5,739,000	$7,322,252
LyondellBasell Industries N.V., 5.75%, 2024	5,090,000	5,597,300

		$12,919,552

Issuer	Shares/Par	Value ($)

BONDS – continued
Computer Software – 0.1%
Oracle Corp., 2.5%, 2022	$2,550,000	$2,351,554
Verisign, Inc., 4.625%, 2023 (n)	40,000	38,800

		$2,390,354

Computer Software – Systems – 0.2%
Apple, Inc., 2.4%, 2023	$5,741,000	$5,324,571

Conglomerates – 0.2%
Roper Industries, Inc., 2.05%, 2018	$3,806,000	$3,732,879

Consumer Products – 0.7%
Avon Products, Inc., 4.6%, 2020	$4,636,000	$4,687,251
Mattel, Inc., 5.45%, 2041	5,867,000	6,039,783
Newell Rubbermaid, Inc., 2.05%, 2017	3,072,000	3,010,456
Newell Rubbermaid, Inc., 4.7%, 2020	2,840,000	3,032,978

		$16,770,468

Consumer Services – 0.3%
eBay, Inc., 2.6%, 2022	$2,250,000	$2,096,267
Experian Finance PLC, 2.375%, 2017 (n)	4,321,000	4,281,065

		$6,377,332

Containers – 0.7%
Ardagh Packaging Finance PLC, 4.875%, 2022 (z)	$5,420,000	$5,067,700
Ball Corp., 4%, 2023	3,515,000	3,251,375
Crown Americas LLC, 4.5%, 2023 (n)	5,280,000	4,976,400
Greif, Inc., 7.75%, 2019	4,075,000	4,665,875

		$17,961,350

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$500,000	$578,954

Electrical Equipment – 0.2%
Ericsson, Inc., 4.125%, 2022	$4,239,000	$4,145,394

Electronics – 0.1%
Intel Corp., 4.25%, 2042	$187,000	$169,855
NXP B.V./NXP Funding LLC, 3.75%, 2018 (z)	1,470,000	1,440,600
Tyco Electronics Group S.A., 3.5%, 2022	949,000	919,609
Tyco Electronics Group S.A., 6.55%, 2017	708,000	819,581

		$3,349,645

Emerging Market Quasi-Sovereign – 1.1%
Banco do Brasil S.A., 5.875%, 2022	$2,307,000	$2,249,325
Gaz Capital S.A., 3.85%, 2020 (n)	3,050,000	2,836,500
Gazprom Neft, 4.375%, 2022 (n)	362,000	331,538
Kazagro National Management Holdings, 4.625%, 2023 (n)	2,883,000	2,652,360
Petrobras International Finance Co., 7.875%, 2019	2,900,000	3,353,453
Petrobras International Finance Co., 5.375%, 2021	1,980,000	1,989,294
PTT PLC, 3.375%, 2022 (n)	5,038,000	4,571,668
PTT PLC, 4.5%, 2042 (n)	1,784,000	1,440,275
Rosneft, 4.199%, 2022 (n)	3,090,000	2,862,885

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – continued
Sinopec Capital (2013) Ltd., 3.125%, 2023 (n)	$3,009,000	$2,706,313
Sinopec Capital (2013) Ltd., 4.25%, 2043 (n)	2,475,000	2,043,682

		$27,037,293

Energy – Independent – 1.2%
Anadarko Petroleum Corp., 6.95%, 2019	$1,400,000	$1,682,135
Anadarko Petroleum Corp., 6.375%, 2017	1,253,000	1,440,925
ConocoPhillips, 6%, 2020	740,000	880,566
EOG Resources, Inc., 2.625%, 2023	3,172,000	2,968,174
EQT Corp., 4.875%, 2021	3,718,000	3,825,034
Noble Energy, Inc., 4.15%, 2021	7,180,000	7,413,443
Pioneer Natural Resources Co., 6.65%, 2017	5,160,000	5,886,012
Southwestern Energy Co., 4.1%, 2022	3,180,000	3,166,437
Southwestern Energy Co., 7.5%, 2018	2,144,000	2,542,377

		$29,805,103

Energy – Integrated – 1.3%
BG Energy Capital PLC, 2.875%, 2016 (n)	$1,855,000	$1,941,610
Cenovus Energy, Inc., 4.45%, 2042	7,324,000	6,566,720
Chevron Corp., 1.104%, 2017	1,560,000	1,524,295
Chevron Corp., 3.191%, 2023	3,610,000	3,592,495
Lukoil International Finance B.V., 3.416%, 2018 (n)	3,109,000	3,023,503
Lukoil International Finance B.V., 4.563%, 2023 (n)	4,351,000	4,046,430
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	6,254,000	5,910,030
Total Capital International S.A., 1.55%, 2017	6,036,000	5,982,189

		$32,587,272

Entertainment – 0.1%
Six Flags Entertainment Corp., 5.25%, 2021 (n)	$3,630,000	$3,502,950

Financial Institutions – 2.3%
CIT Group, Inc., 5.5%, 2019 (n)	$5,769,000	$5,956,493
General Electric Capital Corp., 3.1%, 2023	3,000,000	2,833,998
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	5,150,000	5,356,000
General Electric Capital Corp., 4.65%, 2021	1,733,000	1,838,301
General Electric Capital Corp., 3.15%, 2022	5,800,000	5,480,542
General Electric Capital Corp., 7.5%, 2035	4,000,000	5,158,840
General Electric Capital Corp., 5.55%, 2020	5,100,000	5,760,853
General Electric Capital Corp., 2.1%, 2019	2,064,000	2,008,835

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – continued
General Electric Capital Corp., FRN, 7.125%, 2049	$1,000,000	$1,130,000
International Lease Finance Corp., 5.75%, 2016	3,705,000	3,807,384
International Lease Finance Corp., 7.125%, 2018 (n)	1,190,000	1,314,950
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	1,320,000	1,478,400
NYSE Euronext, 2%, 2017	3,115,000	3,098,235
SLM Corp., 6.25%, 2016	1,081,000	1,145,860
SLM Corp., 6%, 2017	540,000	564,300
SLM Corp., 4.625%, 2017	7,121,000	7,014,185
SLM Corp., 8.45%, 2018	2,300,000	2,553,000
SLM Corp., 8%, 2020	1,100,000	1,190,750

		$57,690,926

Food & Beverages – 1.5%
Anheuser-Busch InBev S.A., 5.375%, 2020	$3,000,000	$3,458,619
Anheuser-Busch InBev S.A., 7.75%, 2019	4,567,000	5,776,492
BRF S.A., 5.875%, 2022 (n)	1,469,000	1,507,635
BRF S.A., 3.95%, 2023 (n)	5,038,000	4,433,440
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	3,618,000	3,618,355
Kraft Foods Group, Inc., 5%, 2042	3,604,000	3,649,742
Kraft Foods Group, Inc., 3.5%, 2022	2,480,000	2,455,889
Kraft Foods, Inc., 5.375%, 2020	810,000	908,540
Kraft Foods, Inc., 6.125%, 2018	1,819,000	2,102,280
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	903,000	991,208
Tyson Foods, Inc., 6.6%, 2016	2,065,000	2,332,492
Tyson Foods, Inc., 4.5%, 2022	5,671,000	5,794,764

		$37,029,456

Food & Drug Stores – 0.3%
CVS Caremark Corp., 2.75%, 2022	$7,000,000	$6,540,072

Forest & Paper Products – 0.9%
Fibria Overseas Finance Ltd., 7.5%, 2020	$3,201,000	$3,457,080
Fibria Overseas Finance Ltd., 6.75%, 2021	2,542,000	2,723,753
Georgia-Pacific LLC, 3.734%, 2023 (n)	7,576,000	7,368,804
Georgia-Pacific LLC, 5.4%, 2020 (n)	3,608,000	4,023,284
Smurfit Kappa Group PLC, 4.875%, 2018 (n)	4,715,000	4,573,550

		$22,146,471

Gaming & Lodging – 0.2%
Hyatt Hotels Corp., 3.375%, 2023	$1,123,000	$1,046,921
Wyndham Worldwide Corp., 4.25%, 2022	3,977,000	3,873,216

		$4,920,137

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – 1.7%
American International Group, Inc., 6.4%, 2020	$8,142,000	$9,442,163
American International Group, Inc., 4.875%, 2016	9,468,000	10,370,916
American International Group, Inc., 8.25%, 2018	1,000,000	1,240,143
American International Group, Inc., 5.85%, 2018	950,000	1,068,190
ING U.S., Inc., 2.9%, 2018 (n)	2,290,000	2,301,523
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,890,000	1,971,419
Metropolitan Life Global Funding I, 1.7%, 2015 (z)	5,295,000	5,378,084
Pacific Lifecorp, 5.125%, 2043 (n)	5,527,000	5,011,419
Unum Group, 7.125%, 2016	2,028,000	2,345,356
UnumProvident Corp., 6.85%, 2015 (n)	2,243,000	2,499,124

		$41,628,337

Insurance – Health – 0.3%
Humana, Inc., 7.2%, 2018	$6,739,000	$8,027,517

Insurance – Property & Casualty – 2.3%
Allied World Assurance, 5.5%, 2020	$2,640,000	$2,859,165
AXIS Capital Holdings Ltd., 5.75%, 2014	555,000	588,269
Berkshire Hathaway, Inc., 4.5%, 2043	7,108,000	6,754,178
CNA Financial Corp., 5.875%, 2020	3,280,000	3,712,065
CNA Financial Corp., 7.35%, 2019	1,500,000	1,816,215
Liberty Mutual Group, Inc., 4.25%, 2023 (n)	6,075,000	5,869,829
Marsh & McLennan Cos., Inc., 4.8%, 2021	7,863,000	8,483,131
PartnerRe Ltd., 5.5%, 2020	3,483,000	3,833,529
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	5,170,000	5,459,520
QBE Insurance Group Ltd., 2.4%, 2018 (n)	2,546,000	2,495,953
Swiss Re Ltd., 4.25%, 2042 (n)	926,000	814,757
XL Group PLC, 6.5% to 2017, FRN to 2049	8,654,000	8,437,650
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,842,000	1,970,940
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	4,852,000	5,167,380

		$58,262,581

International Market Quasi-Sovereign – 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$699,000	$725,562
Electricite de France, FRN, 5.25%, 2049 (n)	5,047,000	4,824,932
Israel Electric Corp. Ltd., 5.625%, 2018 (z)	4,510,000	4,574,070
Israel Electric Corp. Ltd., 6.875%, 2023 (z)	4,497,000	4,524,805
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	842,000	862,713

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – continued
Statoil A.S.A., 2.45%, 2023	$2,114,000	$1,958,372

		$17,470,454

Internet – 0.0%
Baidu, Inc., 3.5%, 2022	$869,000	$776,467

Local Authorities – 0.7%
State of California (Build America Bonds), 7.625%, 2040	$860,000	$1,155,126
State of California (Build America Bonds), 7.6%, 2040	7,175,000	9,716,672
State of Illinois (Build America Bonds), 6.9%, 2035	3,635,000	3,836,815
State of Illinois (Build America Bonds), 6.725%, 2035	1,055,000	1,098,171
State of Illinois (Build America Bonds), 6.63%, 2035	2,320,000	2,392,802

		$18,199,586

Machinery & Tools – 0.5%
Case New Holland, Inc., 7.75%, 2013	$1,000,000	$1,006,250
Case New Holland, Inc., 7.875%, 2017	7,420,000	8,403,150
United Rentals North America, Inc., 7.375%, 2020	3,615,000	3,859,013

		$13,268,413

Major Banks – 7.2%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$5,664,000	$6,038,617
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,500,000	1,528,929
Bank of America Corp., 3.3%, 2023	10,475,000	9,900,415
Bank of America Corp., 5.65%, 2018	5,215,000	5,793,771
Bank of America Corp., 6.5%, 2016	10,085,000	11,370,293
Bank of America Corp., 5.875%, 2042	3,383,000	3,782,228
Bank of America Corp., 6.1%, 2017	1,725,000	1,923,944
Bank of America Corp., 5.625%, 2020	8,555,000	9,418,773
Bank of America Corp., 5.875%, 2021	1,670,000	1,879,562
Bank of America Corp., FRN, 5.2%, 2049	2,651,000	2,491,940
BNP Paribas, FRN, 1.168%, 2014	2,100,000	2,105,777
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	4,108,000	4,112,999
Goldman Sachs Group, Inc., 2.375%, 2018	5,005,000	4,914,069
Goldman Sachs Group, Inc., 3.625%, 2023	11,855,000	11,342,544
Goldman Sachs Group, Inc., 5.625%, 2017	2,636,000	2,856,857
HSBC Holdings PLC, 4%, 2022	5,466,000	5,596,217
HSBC USA, Inc., 4.875%, 2020	4,090,000	4,381,527
ING Bank N.V., 3.75%, 2017 (n)	5,855,000	6,128,077
ING Bank N.V., 2%, 2015 (n)	1,900,000	1,916,112
JPMorgan Chase & Co., 3.2%, 2023	12,685,000	12,041,959
JPMorgan Chase & Co., 4.25%, 2020	2,800,000	2,910,424
JPMorgan Chase & Co., 4.5%, 2022	1,800,000	1,884,820
JPMorgan Chase & Co., 3.25%, 2022	1,376,000	1,306,377

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
JPMorgan Chase & Co., 2%, 2017	$3,637,000	$3,609,526
JPMorgan Chase & Co., 6.3%, 2019	3,850,000	4,472,537
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	278,747
Merrill Lynch & Co., Inc., 6.05%, 2016	4,869,000	5,272,187
Morgan Stanley, 3.75%, 2023	3,585,000	3,428,275
Morgan Stanley, 5.75%, 2016	944,000	1,042,081
Morgan Stanley, 5.5%, 2021	14,214,000	15,178,107
Morgan Stanley, 5.95%, 2017	400,000	443,816
Morgan Stanley, 4.875%, 2022	11,903,000	11,758,986
Morgan Stanley, 5.5%, 2020	1,600,000	1,723,014
PNC Funding Corp., 5.625%, 2017	6,173,000	6,848,678
Regions Financial Corp., 2%, 2018	2,524,000	2,385,960
Royal Bank of Scotland PLC, 2.55%, 2015	3,137,000	3,189,573
Santander International Debt S.A., 2.991%, 2013 (n)	1,800,000	1,810,264
Wachovia Corp., 6.605%, 2025	1,764,000	2,123,775

		$179,191,757

Medical & Health Technology & Services – 0.8%
Catholic Health Initiatives, 2.95%, 2022	$6,666,000	$6,229,810
Express Scripts Holding Co., 2.65%, 2017	5,011,000	5,102,466
HCA, Inc., 7.875%, 2020	6,230,000	6,708,931
McKesson Corp., 5.7%, 2017	1,210,000	1,366,678

		$19,407,885

Metals & Mining – 1.0%
Barrick North America Finance LLC, 5.75%, 2043 (n)	$6,000,000	$4,852,782
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 2043 (n)	467,000	411,825
Plains Exploration & Production Co., 6.875%, 2023	2,660,000	2,845,939
Rio Tinto Finance (USA) PLC, 2.875%, 2022	3,887,000	3,563,983
Rio Tinto Finance (USA) PLC, 3.5%, 2022	5,351,000	5,159,953
Southern Copper Corp., 6.75%, 2040	7,362,000	7,238,377

		$24,072,859

Mortgage-Backed – 20.9%
Fannie Mae, 5.214%, 2013	$451,680	$451,338
Fannie Mae, 4.606%, 2014	60,316	60,765
Fannie Mae, 4.629%, 2014	68,151	69,243
Fannie Mae, 4.77%, 2014 - 2019	490,581	544,273
Fannie Mae, 3%, 2015 - 2027	12,981,635	13,370,069
Fannie Mae, 4.53%, 2015	95,740	101,018
Fannie Mae, 4.56%, 2015	49,877	52,565
Fannie Mae, 4.6%, 2015 - 2019	797,960	889,317
Fannie Mae, 4.665%, 2015	34,192	35,757
Fannie Mae, 4.7%, 2015	188,321	200,107
Fannie Mae, 4.74%, 2015	44,876	47,127
Fannie Mae, 4.78%, 2015	95,670	101,285
Fannie Mae, 4.815%, 2015	50,682	53,393

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.85%, 2015	$159,097	$166,185
Fannie Mae, 4.86%, 2015	81,727	85,107
Fannie Mae, 4.87%, 2015	30,996	32,654
Fannie Mae, 4.89%, 2015	87,974	93,184
Fannie Mae, 4.908%, 2015	50,251	52,843
Fannie Mae, 4.94%, 2015	120,000	127,283
Fannie Mae, 5.1%, 2015	275,000	292,138
Fannie Mae, 5.464%, 2015	735,211	794,128
Fannie Mae, 2.82%, 2016	600,803	625,239
Fannie Mae, 5.08%, 2016	335,944	360,903
Fannie Mae, 5.09%, 2016	111,362	120,878
Fannie Mae, 5.137%, 2016	2,546,851	2,759,563
Fannie Mae, 5.35%, 2016	664,468	726,467
Fannie Mae, 5.395%, 2016	124,852	136,539
Fannie Mae, 5.424%, 2016	1,086,293	1,199,347
Fannie Mae, 5.724%, 2016	1,564,339	1,738,620
Fannie Mae, 1.18%, 2017	2,466,247	2,447,304
Fannie Mae, 2.71%, 2017	379,568	395,748
Fannie Mae, 3.22%, 2017	509,674	540,972
Fannie Mae, 3.308%, 2017	1,346,260	1,435,484
Fannie Mae, 4.992%, 2017	142,776	149,902
Fannie Mae, 5.05%, 2017	247,800	270,161
Fannie Mae, 5.28%, 2017	134,161	146,986
Fannie Mae, 5.479%, 2017	754,846	858,531
Fannie Mae, 5.5%, 2017 - 2040	39,141,252	42,666,700
Fannie Mae, 5.54%, 2017	102,338	112,425
Fannie Mae, 5.65%, 2017	153,423	175,986
Fannie Mae, 2.578%, 2018	4,500,000	4,621,869
Fannie Mae, 3.738%, 2018	2,758,846	3,015,319
Fannie Mae, 3.84%, 2018	678,438	735,814
Fannie Mae, 3.99%, 2018	600,000	654,511
Fannie Mae, 5.341%, 2018	490,550	559,361
Fannie Mae, 1.97%, 2019	1,088,669	1,075,288
Fannie Mae, 1.99%, 2019	2,700,000	2,698,055
Fannie Mae, 2.03%, 2019	1,358,857	1,346,756
Fannie Mae, 4.45%, 2019	523,975	582,150
Fannie Mae, 5.18%, 2019	126,992	140,214
Fannie Mae, 5.51%, 2019	190,212	210,823
Fannie Mae, 4.88%, 2020	28,496	31,252
Fannie Mae, 5%, 2020 - 2040	25,930,248	28,000,064
Fannie Mae, 5.19%, 2020	180,812	199,166
Fannie Mae, 3.89%, 2021	1,200,000	1,285,553
Fannie Mae, 6%, 2022 - 2039	12,994,907	14,179,035
Fannie Mae, 4.5%, 2024 - 2040	55,910,408	59,283,842
Fannie Mae, 3.5%, 2025 - 2042	12,859,571	13,317,277
Fannie Mae, 4%, 2025 - 2041	16,550,574	17,289,509
Fannie Mae, 4.5%, 2025	340,599	361,308
Fannie Mae, 6.5%, 2032 - 2033	17,407	19,481
Fannie Mae, TBA, 3.5%, 2043	48,600,000	49,055,623
Fannie Mae, TBA, 4%, 2043	1,688,000	1,750,575
Federal Home Loan Bank, 5%, 2035	8,342,635	8,941,090
Federal Home Loan Bank, 3%, 2043	2,695,285	2,634,452
Freddie Mac, 1.655%, 2016	1,696,158	1,720,678
Freddie Mac, 1.426%, 2017	9,701,000	9,735,691
Freddie Mac, 3.882%, 2017	1,936,000	2,090,712

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.22%, 2018	$1,175,000	$1,181,793
Freddie Mac, 2.303%, 2018	8,971,000	9,074,068
Freddie Mac, 2.323%, 2018	1,194,000	1,208,715
Freddie Mac, 2.412%, 2018	2,300,000	2,339,512
Freddie Mac, 3.154%, 2018	935,000	983,406
Freddie Mac, 5%, 2018 - 2040	2,372,780	2,557,876
Freddie Mac, 1.869%, 2019	5,821,000	5,654,176
Freddie Mac, 1.883%, 2019	14,950,000	14,677,835
Freddie Mac, 2.086%, 2019	7,200,000	7,110,144
Freddie Mac, 2.13%, 2019	4,704,000	4,700,143
Freddie Mac, 4.186%, 2019	1,110,000	1,216,903
Freddie Mac, 5.5%, 2019 - 2038	1,870,063	2,021,140
Freddie Mac, 2.757%, 2020	1,300,027	1,358,135
Freddie Mac, 3.32%, 2020	2,700,472	2,865,709
Freddie Mac, 4.251%, 2020	807,000	885,407
Freddie Mac, 4%, 2025 - 2040	4,625,154	4,824,610
Freddie Mac, 4.5%, 2025 - 2041	1,012,837	1,072,564
Freddie Mac, 3.5%, 2026 - 2042	3,672,580	3,747,761
Freddie Mac, 6%, 2034 - 2038	511,307	559,564
Freddie Mac, 4%, 2040	47,612	49,540
Freddie Mac, 3%, 2043	3,319,714	3,243,785
Freddie Mac, TBA, 3.5%, 2043	64,380,186	65,205,057
Ginnie Mae, 4.5%, 2041	2,314,442	2,470,804
Ginnie Mae, 6%, 2036 - 2039	1,152,090	1,281,587
Ginnie Mae, 5.5%, 2038 - 2042	2,890,328	3,160,068
Ginnie Mae, 4.5%, 2039 - 2041	45,889,217	49,480,267
Ginnie Mae, 3.5%, 2040 - 2042	6,337,815	6,526,564
Ginnie Mae, 4%, 2040 - 2042	12,131,596	12,770,465
Ginnie Mae, TBA, 3.5%, 2043	11,500,000	11,801,874

		$524,052,474

Municipals – 0.1%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$1,750,000	$1,732,588

Natural Gas – Distribution – 0.1%
ONEOK, Inc., 4.25%, 2022	$2,645,000	$2,602,312

Natural Gas – Pipeline – 1.1%
DCP Midstream LLC, 3.875%, 2023	$1,430,000	$1,341,176
Energy Transfer Partners LP, 5.15%, 2043	3,573,000	3,247,578
Energy Transfer Partners LP, 4.65%, 2021	6,198,000	6,414,168
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	3,000,000	3,367,500
Kinder Morgan Energy Partners LP, 6.375%, 2041	2,240,000	2,500,532
Kinder Morgan Energy Partners LP, 6.95%, 2038	3,181,000	3,760,899
Kinder Morgan Energy Partners LP, 7.4%, 2031	103,000	122,128
Kinder Morgan Finance Corp., 6%, 2018 (z)	3,000,000	3,149,697
MarkWest Energy Partners LP, 5.5%, 2023	1,810,000	1,782,850

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Spectra Energy Capital LLC, 8%, 2019	$613,000	$775,815
Williams Cos., Inc., 3.7%, 2023	1,921,000	1,784,768

		$28,247,111

Network & Telecom – 0.4%
AT&T, Inc., 5.35%, 2040	$3,870,000	$3,915,817
AT&T, Inc., 5.55%, 2041	533,000	554,962
Centurylink, Inc., 7.65%, 2042	6,370,000	6,051,500

		$10,522,279

Oil Services – 0.7%
Qgog Constellation S.A., 6.25%, 2019 (n)	$2,566,000	$2,514,680
Rowan Cos., Inc., 5.4%, 2042	6,573,000	5,957,918
Schlumberger Norge A.S., 1.25%, 2017 (n)	8,144,000	7,892,627
Transocean, Inc., 3.8%, 2022	1,100,000	1,047,807

		$17,413,032

Other Banks & Diversified Financials – 3.3%
Ally Financial, Inc., 8.3%, 2015	$2,400,000	$2,586,000
American Express Co., 4.875%, 2013	500,000	500,750
American Express Co., 7%, 2018	2,000,000	2,406,160
American Express Credit Corp., 5.125%, 2014	4,200,000	4,401,928
Banco Santander Brasil, FRN, 2.372%, 2014 (z)	1,000,000	995,171
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	3,317,000	3,582,360
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)	600,000	630,000
Capital One Bank (USA) N.A., 3.375%, 2023	3,111,000	2,940,685
Capital One Financial Corp., 6.15%, 2016	1,970,000	2,198,347
Citigroup, Inc., 3.375%, 2023	3,490,000	3,338,583
Citigroup, Inc., 8.5%, 2019	3,510,000	4,422,695
Citigroup, Inc., 5.375%, 2020	2,500,000	2,764,498
Citigroup, Inc., 4.45%, 2017	1,711,000	1,832,122
Citigroup, Inc., 4.5%, 2022	3,500,000	3,646,402
Citigroup, Inc., 4.875%, 2015	1,000,000	1,054,915
Citigroup, Inc., 5.5%, 2014	400,000	420,713
Citigroup, Inc., 6.125%, 2018	559,000	639,909
Discover Bank, 7%, 2020	7,009,000	8,179,699
Fifth Third Bancorp, 3.5%, 2022	2,780,000	2,755,550
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	7,880,000	9,554,500
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (n)	1,100,000	1,199,000
Intesa Sanpaolo S.p.A., 3.875%, 2018	3,267,000	3,137,009
Itau Unibanco Holding S.A., 6.2%, 2020 (z)	1,800,000	1,849,500
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	3,000,000	3,096,000
Rabobank Nederland N.V., 3.95%, 2022	4,408,000	4,215,247

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Santander Holdings USA, Inc., 4.625%, 2016	$2,621,000	$2,764,937
Santander UK PLC, 8.963% to 2030, FRN to 2049	4,290,000	5,148,000
SunTrust Banks, Inc., 3.5%, 2017	2,732,000	2,858,951

		$83,119,631

Personal Computers & Peripherals – 0.3%
Equifax, Inc., 3.3%, 2022	$6,210,000	$5,829,389
Motorola Solutions, Inc., 3.5%, 2023	2,010,000	1,894,805

		$7,724,194

Pharmaceuticals – 0.7%
Celgene Corp., 1.9%, 2017	$5,062,000	$5,025,660
Celgene Corp., 2.45%, 2015	4,949,000	5,096,693
Teva Pharmaceutical Finance B.V., 2.95%, 2022	4,149,000	3,887,256
Vantage Point Imaging, 6.75%, 2018 (z)	3,795,000	3,889,875

		$17,899,484

Printing & Publishing – 0.2%
Moody’s Corp., 4.5%, 2022	$1,855,000	$1,858,027
Pearson Funding Five PLC, 3.25%, 2023 (z)	2,113,000	1,947,842
Pearson Funding Four PLC, 3.75%, 2022 (n)	1,784,000	1,740,802

		$5,546,671

Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 4.45%, 2023	$862,000	$899,358

Real Estate – 1.6%
Alexandria Real Estate Equities, Inc., REIT, 4.6%, 2022	$3,461,000	$3,527,202
Boston Properties LP, REIT, 3.8%, 2024	3,803,000	3,735,090
Boston Properties LP, REIT, 3.7%, 2018	1,395,000	1,465,163
Boston Properties LP, REIT, 3.85%, 2023	3,100,000	3,044,287
DDR Corp., REIT, 3.375%, 2023	5,368,000	4,919,874
DDR Corp., REIT, 4.625%, 2022	2,365,000	2,390,043
ERP Operating LP, REIT, 3%, 2023	2,349,000	2,158,783
HCP, Inc., REIT, 5.375%, 2021	1,134,000	1,230,095
HCP, Inc., REIT, 3.75%, 2019	1,264,000	1,297,032
HCP, Inc., REIT, 2.625%, 2020	4,000,000	3,747,216
Kimco Realty Corp., REIT, 5.783%, 2016	1,794,000	1,981,739
Liberty Property LP, REIT, 5.5%, 2016	1,013,000	1,118,339
Simon Property Group, Inc., REIT, 10.35%, 2019	3,213,000	4,449,787
WEA Finance LLC, 6.75%, 2019 (n)	3,612,000	4,265,765

		$39,330,415

Retailers – 1.1%
Cencosud S.A., 4.875%, 2023 (n)	$2,960,000	$2,901,664
Cencosud S.A., 5.5%, 2021	3,126,000	3,207,717
Gap, Inc., 5.95%, 2021	10,460,000	11,569,053
Home Depot, Inc., 5.95%, 2041	2,318,000	2,761,547
Kohl’s Corp., 3.25%, 2023	5,182,000	4,793,765

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – continued
Target Corp., 4%, 2042	$3,278,000	$2,980,895

		$28,214,641

Specialty Chemicals – 0.6%
Ecolab, Inc., 4.35%, 2021	$5,300,000	$5,595,305
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)	5,346,000	5,239,080
SIBUR Securities Ltd., 3.914%, 2018 (n)	4,216,000	3,899,800

		$14,734,185

Specialty Stores – 0.2%
Advance Auto Parts, Inc., 4.5%, 2022	$481,000	$467,762
Advance Auto Parts, Inc., 5.75%, 2020	3,649,000	3,870,691

		$4,338,453

Supermarkets – 0.0%
Delhaize Group, 4.125%, 2019	$718,000	$739,613

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT, 3.5%, 2023	$1,599,000	$1,464,164
American Tower Corp., REIT, 5.05%, 2020	4,000,000	4,203,572
American Tower Corp., REIT, 4.5%, 2018	3,373,000	3,597,331
Crown Castle Towers LLC, 6.113%, 2020 (n)	5,096,000	5,847,533
Crown Castle Towers LLC, 4.883%, 2020 (n)	2,400,000	2,580,799
MTS International Funding Ltd., 5%, 2023 (n)	6,298,000	6,030,335
Rogers Cable, Inc., 5.5%, 2014	734,000	757,881

		$24,481,615

Tobacco – 1.1%
Altria Group, Inc., 2.95%, 2023	$2,030,000	$1,880,281
Altria Group, Inc., 2.85%, 2022	7,089,000	6,555,035
Lorillard Tobacco Co., 8.125%, 2019	8,616,000	10,557,874
Reynolds American, Inc., 6.75%, 2017	7,300,000	8,459,109

		$27,452,299

Transportation – Services – 0.1%
ERAC USA Finance Co., 7%, 2037 (n)	$2,690,000	$3,167,478

U.S. Government Agencies and Equivalents – 1.6%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$980,000	$1,022,878
Small Business Administration, 2.45%, 2033	8,291,000	8,028,282
Small Business Administration, 2.13%, 2033	4,991,000	4,784,996
Small Business Administration, 2.21%, 2033	1,272,000	1,224,842
Small Business Administration, 2.22%, 2033	4,575,000	4,407,838
Small Business Administration, 4.43%, 2029	893,821	966,232

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.34%, 2024	$80,276	$86,622
Small Business Administration, 4.99%, 2024	63,433	69,179
Small Business Administration, 5.11%, 2025	102,097	112,517
Small Business Administration, 2.85%, 2031	1,672,363	1,685,703
Small Business Administration, 2.37%, 2032	1,470,452	1,420,173
Small Business Administration, 3.21%, 2030	8,453,680	8,794,552
Small Business Administration, 2.08%, 2033	6,738,000	6,407,027
Small Business Administration, 4.93%, 2024	54,228	58,896
Small Business Administration, 4.86%, 2025	142,632	156,332
Small Business Administration, 4.625%, 2025	141,971	154,451
Small Business Administration, 3.25%, 2030	794,284	820,588

		$40,201,108

U.S. Treasury Obligations – 17.9%
U.S. Treasury Bonds, 3.375%, 2019	$1,800,000	$1,980,562
U.S. Treasury Bonds, 5.375%, 2031	4,842,000	6,307,460
U.S. Treasury Bonds, 4.5%, 2036	116,000	138,131
U.S. Treasury Bonds, 4.75%, 2037	22,300,000	27,512,625
U.S. Treasury Bonds, 4.375%, 2038	22,650,000	26,521,746
U.S. Treasury Bonds, 4.5%, 2039	20,171,600	24,117,669
U.S. Treasury Bonds, 3.125%, 2041	500,000	468,750
U.S. Treasury Bonds, 3.125%, 2042	1,300,000	1,217,125
U.S. Treasury Notes, 3.125%, 2013	201,000	202,508
U.S. Treasury Notes, 0.25%, 2013	28,200,000	28,214,326
U.S. Treasury Notes, 2.375%, 2014	7,100,000	7,278,054
U.S. Treasury Notes, 0.5%, 2014	7,275,000	7,301,146
U.S. Treasury Notes, 4.25%, 2014	41,100,000	43,360,500
U.S. Treasury Notes, 2.125%, 2015 (f)	76,244,000	78,829,129
U.S. Treasury Notes, 1.75%, 2015	51,500,000	52,956,472
U.S. Treasury Notes, 1.25%, 2015	12,900,000	13,137,850
U.S. Treasury Notes, 0.375%, 2015	5,600,000	5,587,747
U.S. Treasury Notes, 0.875%, 2016	101,350,000	101,286,656
U.S. Treasury Notes, 2.875%, 2018	2,000,000	2,145,000
U.S. Treasury Notes, 2.625%, 2018	1,600,000	1,697,000
U.S. Treasury Notes, 1.5%, 2018	4,300,000	4,312,092
U.S. Treasury Notes, 1%, 2019	5,600,000	5,362,000
U.S. Treasury Notes, 3.625%, 2020	4,200,000	4,685,297
U.S. Treasury Notes, TIPS, 2%, 2014	790,313	801,303
U.S. Treasury Notes, TIPS, 1.625%, 2015	840,275	873,689
U.S. Treasury Notes, TIPS, 2%, 2016	1,441,031	1,547,644

		$447,842,481

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – 2.6%
American Electric Power Co., Inc., 2.95%, 2022	$3,200,000	$2,978,867
APT Pipelines Ltd., 3.875%, 2022 (n)	3,640,000	3,357,190
CenterPoint Energy, Inc., 5.95%, 2017	540,000	614,033
CMS Energy Corp., 4.7%, 2043	2,483,000	2,293,416
CMS Energy Corp., 6.25%, 2020	1,925,000	2,236,242
CMS Energy Corp., 5.05%, 2018	1,000,000	1,110,846
CMS Energy Corp., 5.05%, 2022	3,094,000	3,342,764
Constellation Energy Group, Inc., 5.15%, 2020	2,487,000	2,727,545
Duke Energy Corp., 5.05%, 2019	4,636,000	5,188,579
Enel Finance International S.A., 6%, 2039 (n)	3,700,000	3,416,957
Enel Finance International S.A., 6.25%, 2017 (n)	3,623,000	3,974,721
Exelon Corp., 4.9%, 2015	5,842,000	6,252,395
Exelon Generation Co. LLC, 4.25%, 2022	3,983,000	3,983,442
FirstEnergy Corp., 4.25%, 2023	3,642,000	3,383,837
Florida Power & Light Co., 3.8%, 2042	4,292,000	3,844,924
Pacific Gas & Electric Co., 3.25%, 2023	4,335,000	4,245,170
PPL Corp., 3.5%, 2022	1,050,000	1,004,500
PPL WEM Holdings PLC, 5.375%, 2021 (n)	6,909,000	7,576,589
Progress Energy, Inc., 3.15%, 2022	2,679,000	2,566,144
Waterford 3 Funding Corp., 8.09%, 2017	47,110	47,683

		$64,145,844

Total Bonds (Identified Cost, $2,580,076,947)		$2,545,745,091

SHORT-TERM OBLIGATIONS (y) – 0.3%
Itau Unibanco Holding S.A., 0.01%, due 10/31/13	$5,800,000	$5,770,913
U.S. Treasury Bills, 0.176%, due 7/25/13	280,000	279,970
U.S. Treasury Bills, 0.19%, due 8/22/13	1,939,000	1,938,566
U.S. Treasury Bills, 0.01%, due 9/19/13	116,000	115,991

Total Short-Term Obligations		$8,105,440

MONEY MARKET FUNDS – 2.3%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	57,848,397	$57,848,397

Total Investments (Identified Cost, $2,646,027,856)		$2,611,698,928

OTHER ASSETS, LESS LIABILITIES – (4.4)%		(109,863,511)

Net Assets – 100.0%		$2,501,835,417

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $308,508,832 representing 12.3% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.553%, 2019	1/15/10-8/11/11	$634,372	$786,160
Anthracite Ltd., “CFL”, CDO, FRN, 1.443%, 2037	3/03/11	117,752	123,482
Ardagh Packaging Finance PLC, 4.875%, 2022	1/16/13-4/17/13	5,425,928	5,067,700
Babson Ltd., CLO, “A1”, FRN, 0.526%, 2019	3/13/13	1,297,656	1,300,679
Banc of America Commercial Mortgage, Inc., 5.337%, 2043	10/26/12	3,054,027	3,000,400
Banc of America Commercial Mortgage, Inc., FRN, 5.787%, 2049	10/03/12	701,787	708,469
Banc of America Large Loan Ball, FRN, 5.325%, 2044	11/16/12	8,048,524	7,988,970
Banco Santander Brasil, FRN, 2.372%, 2014	3/17/11-3/22/11	1,000,000	995,171
Bayview Commercial Asset Trust, FRN, 0%, 2036	2/28/06	33,387	751
Bayview Commercial Asset Trust, FRN, 0%, 2036	5/16/06	21,939	2,653
Bayview Commercial Asset Trust, FRN, 3.843%, 2036	9/11/06	74,561	17,433
Bayview Commercial Asset Trust, FRN, 3.835%, 2036	10/25/06	45,619	10,611
Bayview Commercial Asset Trust, FRN, 4.036%, 2037	1/26/07	20,843	30,771
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.795%, 2040	3/01/06	157,298	75,958
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10-3/25/11	1,550,918	1,677,971
Chesapeake Funding LLC, “A”, FRN, 0.944%, 2023	5/10/12	2,055,680	2,060,920
Citibank OMNI Master Trust, “A4”, FRN, 2.942%, 2018	2/18/11	2,862,248	2,772,800
Commercial Mortgage Asset Trust, FRN, 0.659%, 2032	4/09/12	6,295	6,282
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	938,910	949,297
Falcon Franchise Loan LLC, FRN, 11.363%, 2025	1/29/03	2,363	4,285
First Union National Bank Commercial Mortgage Trust, FRN, 1.893%, 2043	4/09/12	6	350
General Motors Financial Co., Inc., 3.25%, 2018	5/07/13	1,100,000	1,069,750
Israel Electric Corp. Ltd., 5.625%, 2018	6/18/13	4,510,000	4,574,070
Israel Electric Corp. Ltd., 6.875%, 2023	6/18/13	4,497,000	4,524,805
Itau Unibanco Holding S.A., 6.2%, 2020	4/08/10	1,794,010	1,849,500
KKR Financial CLO Ltd., “A1”, FRN, 0.545%, 2017	4/11/11	187,129	191,748
Kinder Morgan Finance Corp., 6%, 2018	12/06/10	2,999,837	3,149,697
Kingsland CLO Ltd., “A1”, FRN, 0.488%, 2021	6/14/13	3,482,968	3,471,764
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040	3/10/10	64,100	67,875
Metropolitan Life Global Funding I, 1.7%, 2015	10/25/12-10/26/12	5,381,600	5,378,084
Morgan Stanley Re-REMIC Trust, FRN, 5.981%, 2045	12/06/12-1/07/13	13,004,999	12,546,765
NXP B.V./NXP Funding LLC, 3.75%, 2018	5/06/13	1,470,000	1,440,600
Pearson Funding Five PLC, 3.25%, 2023	5/01/13	2,110,350	1,947,842

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Preferred Term Securities XIX Ltd., CDO, FRN, 0.623%, 2035	9/08/05-3/28/11	$269,903	$314,503
Vantage Point Imaging, 6.75%, 2018	6/27/13	3,795,000	3,889,875
Total Restricted Securities			$71,997,991
% of Net assets			2.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

TIPS	Treasury Inflation Protected Security

Derivative Contracts at 6/30/13

Futures Contracts Outstanding at 6/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	1,500	$189,843,750	September - 2013	$4,194,749
U.S. Treasury Bond 30 yr (Short)	USD	95	12,905,156	September - 2013	460,844

					$4,655,593

At June 30, 2013, the fund had liquid securities with an aggregate value of $2,016,125 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

MFS Research Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $2,588,179,459)	$2,553,850,531
Underlying affiliated funds, at cost and value	57,848,397
Total investments, at value (identified cost, $2,646,027,856)	$2,611,698,928
Cash	5,677,600
Receivables for
Daily variation margin on open futures contracts	93,438
Investments sold	3,667,602
TBA sale commitments	51,966,377
Fund shares sold	7,569,752
Interest	20,167,760
Other assets	9,095
Total assets		$2,700,850,552
Liabilities
Payables for
Investments purchased	$9,716,100
TBA purchase commitments	185,064,430
Fund shares reacquired	3,856,263
Payable to affiliates
Investment adviser	139,095
Shareholder servicing costs	819
Distribution and/or service fees	45,430
Payable for independent Trustees’ compensation	874
Accrued expenses and other liabilities	192,124
Total liabilities		$199,015,135
Net assets		$2,501,835,417
Net assets consist of
Paid-in capital	$2,459,857,691
Unrealized appreciation (depreciation) on investments	(29,673,335)
Accumulated net realized gain (loss) on investments	10,660,276
Undistributed net investment income	60,990,785
Net assets		$2,501,835,417
Shares of beneficial interest outstanding		192,037,835

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$841,169,422	63,910,857	$13.16
Service Class	1,660,665,995	128,126,978	12.96

See Notes to Financial Statements

MFS Research Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Interest	$38,192,806
Dividends from underlying affiliated funds	106,702
Total investment income		$38,299,508
Expenses
Management fee	$6,203,455
Distribution and/or service fees	2,074,340
Shareholder servicing costs	49,786
Administrative services fee	160,065
Independent Trustees’ compensation	17,047
Custodian fee	72,565
Shareholder communications	82,081
Audit and tax fees	34,250
Legal fees	5,542
Miscellaneous	38,018
Total expenses		$8,737,149
Fees paid indirectly	(1,156)
Reduction of expenses by investment adviser	(8,119)
Net expenses		$8,727,874
Net investment income		$29,571,634
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$(428,696)
Futures contracts	4,438,365
Net realized gain (loss) on investments		$4,009,669
Change in unrealized appreciation (depreciation)
Investments	$(100,692,162)
Futures contracts	4,204,827
Net unrealized gain (loss) on investments		$(96,487,335)
Net realized and unrealized gain (loss) on investments		$(92,477,666)
Change in net assets from operations		$(62,906,032)

See Notes to Financial Statements

MFS Research Bond Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$29,571,634	$26,275,209
Net realized gain (loss) on investments	4,009,669	15,186,880
Net unrealized gain (loss) on investments	(96,487,335)	21,110,252
Change in net assets from operations	$(62,906,032)	$62,572,341
Distributions declared to shareholders
From net investment income	$—	$(25,375,106)
From net realized gain on investments	—	(6,259,882)
Total distributions declared to shareholders	$—	$(31,634,988)
Change in net assets from fund share transactions	$68,033,645	$1,692,099,620
Total change in net assets	$5,127,613	$1,723,036,973
Net assets
At beginning of period	2,496,707,804	773,670,831
At end of period (including undistributed net investment income of $60,990,785 and $31,419,151, respectively)	$2,501,835,417	$2,496,707,804

See Notes to Financial Statements

MFS Research Bond Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$13.49		$13.01	$12.66	$12.20	$11.00	$11.60
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.37	$0.44	$0.44	$0.51	$0.52
Net realized and unrealized gain (loss) on investments	(0.50)		0.57	0.41	0.45	1.20	(0.78)
Total from investment operations	$(0.33)		$0.94	$0.85	$0.89	$1.71	$(0.26)
Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.35)	$(0.39)	$(0.51)	$(0.34)
From net realized gain on investments	—		(0.09)	(0.15)	(0.04)	—	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.50)	$(0.43)	$(0.51)	$(0.34)
Net asset value, end of period (x)	$13.16		$13.49	$13.01	$12.66	$12.20	$11.00
Total return (%) (k)(r)(s)(x)	(2.45	)(n)	7.35	6.75	7.47	16.16	(2.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.56	0.57	0.59	0.62	0.74
Expenses after expense reductions (f)	0.54	(a)	0.56	0.57	0.59	0.62	0.64
Net investment income	2.55	(a)	2.76	3.41	3.51	4.38	4.63
Portfolio turnover	50	(n)	114	60	66	113	115
Net assets at end of period (000 omitted)	$841,169		$850,417	$367,398	$371,865	$317,851	$184,984

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$13.30		$12.85	$12.53	$12.10	$10.91	$11.51
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.33	$0.40	$0.40	$0.47	$0.49
Net realized and unrealized gain (loss) on investments	(0.49)		0.57	0.41	0.45	1.20	(0.78)
Total from investment operations	$(0.34)		$0.90	$0.81	$0.85	$1.67	$(0.29)
Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.34)	$(0.38)	$(0.48)	$(0.31)
From net realized gain on investments	—		(0.09)	(0.15)	(0.04)	—	—
Total distributions declared to shareholders	$—		$(0.45)	$(0.49)	$(0.42)	$(0.48)	$(0.31)
Net asset value, end of period (x)	$12.96		$13.30	$12.85	$12.53	$12.10	$10.91
Total return (%) (k)(r)(s)(x)	(2.56	)(n)	7.06	6.48	7.20	15.91	(2.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.81	0.82	0.84	0.87	0.99
Expenses after expense reductions (f)	0.79	(a)	0.81	0.82	0.84	0.87	0.89
Net investment income	2.30	(a)	2.48	3.13	3.20	4.07	4.37
Portfolio turnover	50	(n)	114	60	66	113	115
Net assets at end of period (000 omitted)	$1,660,666		$1,646,291	$406,273	$211,077	$44,776	$14,518

See Notes to Financial Statements

MFS Research Bond Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Research Bond Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Bond Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$488,043,589	$—	$488,043,589
Non-U.S. Sovereign Debt	—	44,507,747	—	44,507,747
Municipal Bonds	—	1,732,588	—	1,732,588
U.S. Corporate Bonds	—	879,763,264	—	879,763,264
Residential Mortgage-Backed Securities	—	531,679,511	—	531,679,511
Commercial Mortgage-Backed Securities	—	248,854,286	—	248,854,286
Asset-Backed Securities (including CDOs)	—	86,215,306	—	86,215,306
Foreign Bonds	—	264,948,800	—	264,948,800
Short Term Securities	—	8,105,440	—	8,105,440
Mutual Funds	57,848,397	—	—	57,848,397
Total Investments	$57,848,397	$2,553,850,531	$—	$2,611,698,928

Other Financial Instruments
Futures Contracts	$4,655,593	$—	$—	$4,655,593

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$4,655,593

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$4,438,365

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$4,204,827

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy disclosure. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$27,596,422
Long-term capital gains	4,038,566
Total distributions	$31,634,988

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$2,656,916,560
Gross appreciation	23,396,163
Gross depreciation	(68,613,795)
Net unrealized appreciation (depreciation)	$(45,217,632)

As of 12/31/12
Undistributed ordinary income	40,363,291
Undistributed long-term capital gain	3,375,776
Other temporary differences	(147,750)
Net unrealized appreciation (depreciation)	$(61,292,441)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$10,286,289	$—	$2,460,677
Service Class	—	15,088,817	—	3,799,205
Total	$—	$25,375,106	$—	$6,259,882

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $3,385, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.50% of the fund’s average daily net assets.

Effective August 1, 2013, the investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.70% of average daily net assets for the Initial Class shares and 0.95% of average daily net assets for the Service Class shares. This written agreement was terminated on April 30, 2013. For the period January 1, 2013 through April 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $49,433, which equated to 0.0040% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $353.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0129% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $9,236 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,734, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$792,430,400	$858,465,841
Investments (non-U.S. Government securities)	$556,571,434	$302,049,539

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	5,801,779	$77,185,102	4,329,547	$57,444,729
Service Class	13,232,466	175,372,620	22,342,590	294,271,747
	19,034,245	$252,557,722	26,672,137	$351,716,476
Shares issued in connection with the acquisition of Sun Capital Investment Grade Bond Fund
Initial Class	—	$—	17,749,996	$239,447,454
Service Class	—	—	14,383,246	191,297,167
	—	$—	32,133,242	$430,744,621
Shares issued in connection with the acquisition of SC PIMCO Total Return Fund
Initial Class	—	$—	17,168,406	$231,601,801
Service Class	—	—	58,945,677	783,977,506
	—	$—	76,114,083	$1,015,579,307
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	968,614	$12,746,966
Service Class	—	—	1,454,043	18,888,022
	—	$—	2,422,657	$31,634,988

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

	Year ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(4,935,054)	$(66,577,727)	(5,409,472)	$(72,146,580)
Service Class	(8,887,229)	(117,946,350)	(4,950,913)	(65,429,192)
	(13,822,283)	$(184,524,077)	(10,360,385)	$(137,575,772)
Net change
Initial Class	866,725	$10,607,375	34,807,091	$469,094,370
Service Class	4,345,237	57,426,270	92,174,643	1,223,005,250
	5,211,962	$68,033,645	126,981,734	$1,692,099,620

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 10%, 6%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $5,011 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	224,031,860	359,093,628	(525,277,091)	57,848,397

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$106,702	$57,848,397

(8)	Acquisitions

At close of business on December 7, 2012, the fund with net assets of approximately $1,048,429,345, acquired all of the assets and liabilities of Sun Capital Investment Grade Bond Fund and SC PIMCO Total Return Fund, each a series of Sun Capital Advisers Trust. The purpose of the transaction was to provide shareholders of both Sun Capital Investment Grade Bond Fund and SC PIMCO Total Return Fund the opportunity to participate in a larger combined portfolio with similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 32,133,242 shares of the fund to Sun Capital Investment Grade Bond Fund (valued at approximately $430,744,621) and approximately 76,114,083 shares of the fund to SC PIMCO Total Return Fund (valued at approximately $1,015,579,307) for all of the assets and liabilities of Sun Capital Investment Grade Bond Fund and SC PIMCO Total Return Fund. Sun Capital Investment Grade Bond Fund and SC PIMCO Total Return Fund then distributed the shares of the fund that they each received from the fund to their respective shareholders. Sun Capital Investment Grade Bond Fund’s investments on that date were valued at approximately $415,216,875 with a cost basis of approximately $406,114,379. SC PIMCO Total Return Fund’s investments on that date were valued at approximately $956,816,504 with a cost basis of approximately $948,823,374. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from Sun Capital Investment Grade Bond Fund and SC PIMCO Total Return Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

MFS Research Bond Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

SEMIANNUAL REPORT

June 30, 2013

MFS® RESEARCH INTERNATIONAL SERIES

MFS® Variable Insurance Trust

VRI-SEM

MFS® RESEARCH INTERNATIONAL SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Research International Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Royal Dutch Shell PLC, “A”	2.6%
Nestle S.A.	2.6%
HSBC Holdings PLC	2.5%
Novartis AG	2.3%
Roche Holding AG	2.3%
GlaxoSmithKline PLC	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
Honda Motor Co. Ltd.	1.9%
Groupe Danone	1.9%
Rio Tinto Ltd.	1.9%

Global equity sectors
Financial Services	24.7%
Capital Goods	22.8%
Health Care	10.7%
Energy	10.5%
Consumer Staples	9.6%
Consumer Cyclicals	7.8%
Technology	7.4%
Telecommunications/Cable Television	5.5%

Issuer country weightings (x)
Japan	23.9%
United Kingdom	19.5%
Switzerland	10.7%
France	10.0%
Germany	6.0%
Hong Kong	4.4%
Netherlands	3.7%
Australia	3.2%
Sweden	3.2%
Other Countries	15.4%

Currency exposure weightings (y)
Japanese Yen	23.9%
Euro	22.8%
British Pound Sterling	19.5%
Swiss Franc	10.7%
Hong Kong Dollar	5.5%
United States Dollar	4.5%
Australian Dollar	3.2%
Swedish Krona	3.2%
Brazilian Real	2.1%
Other Currencies	4.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Research International Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	1.08%	$1,000.00	$1,034.76	$5.45
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41
Service Class	Actual	1.33%	$1,000.00	$1,033.36	$6.71
	Hypothetical (h)	1.33%	$1,000.00	$1,018.20	$6.66

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

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MFS Research International Series

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Alcoholic Beverages – 1.8%
Heineken N.V.	14,825	$942,461
Pernod Ricard S.A.	13,536	1,500,973

		$2,443,434

Apparel Manufacturers – 2.0%
Li & Fung Ltd.	1,024,000	$1,396,390
LVMH Moet Hennessy Louis Vuitton S.A.	7,863	1,266,227

		$2,662,617

Automotive – 4.6%
Autoliv, Inc.	14,750	$1,141,503
DENSO Corp.	51,000	2,391,938
Honda Motor Co. Ltd.	69,800	2,593,396

		$6,126,837

Broadcasting – 1.7%
Nippon Television Holdings, Inc.	50,600	$925,473
Publicis Groupe S.A.	19,829	1,406,083

		$2,331,556

Business Services – 3.1%
Amadeus IT Holding S.A.	6,810	$217,661
Cognizant Technology Solutions Corp., “A” (a)	9,100	569,751
Compass Group PLC	54,100	693,324
Experian Group Ltd.	51,166	887,451
Mitsubishi Corp.	44,000	753,741
Nomura Research, Inc.	32,000	1,044,356

		$4,166,284

Computer Software – 0.4%
Dassault Systems S.A.	4,683	$572,867

Computer Software – Systems – 0.9%
Canon, Inc.	34,900	$1,146,245

Conglomerates – 0.8%
Hutchison Whampoa Ltd.	106,000	$1,107,802

Consumer Products – 1.0%
Reckitt Benckiser Group PLC	18,641	$1,321,459

Electrical Equipment – 3.4%
Legrand S.A.	9,697	$448,133
Schneider Electric S.A.	28,138	2,028,620
Siemens AG	20,858	2,108,182

		$4,584,935

Electronics – 1.2%
Infineon Technologies AG	85,303	$713,953
Taiwan Semiconductor Manufacturing Co. Ltd.	234,174	847,475

		$1,561,428

Energy – Independent – 2.1%
Cairn Energy PLC (a)	71,781	$275,288

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
Cenovus Energy, Inc.	22,180	$632,690
INPEX Corp.	187	781,767
Oil Search Ltd.	61,920	434,793
Reliance Industries Ltd.	52,004	754,878

		$2,879,416

Energy – Integrated – 5.5%
BG Group PLC	83,204	$1,420,042
BP PLC	351,351	2,437,383
Royal Dutch Shell PLC, “A”	110,497	3,526,091

		$7,383,516

Engineering – Construction – 1.4%
JGC Corp.	54,000	$1,943,739

Food & Beverages – 5.0%
Groupe Danone	34,267	$2,571,845
M. Dias Branco S.A. Industria e Comercio de Alimentos	18,700	699,778
Nestle S.A.	53,390	3,492,049

		$6,763,672

Food & Drug Stores – 0.8%
Lawson, Inc.	9,900	$755,626
Wumart Stores, Inc., “H”	163,000	300,527

		$1,056,153

Gaming & Lodging – 0.9%
Sands China Ltd.	267,600	$1,249,900

Insurance – 4.1%
AIA Group Ltd.	528,000	$2,218,955
Delta Lloyd N.V.	27,110	540,091
Hiscox Ltd. (a)	68,941	598,856
ING Groep N.V. (a)	175,269	1,601,555
Sony Financial Holdings, Inc.	33,900	535,605

		$5,495,062

Internet – 0.8%
Yahoo Japan Corp.	2,097	$1,036,221

Machinery & Tools – 3.8%
Atlas Copco AB, “A”	64,953	$1,559,924
Glory Ltd.	41,200	966,235
Joy Global, Inc.	20,710	1,005,056
Schindler Holding AG	11,121	1,546,820
Sinotruk Hong Kong Ltd.	8,000	3,893

		$5,081,928

Major Banks – 12.1%
Banco Santander S.A.	105,116	$665,479
Barclays PLC	469,514	2,012,688
BNP Paribas	38,406	2,098,378
HSBC Holdings PLC	320,815	3,327,774
Mitsubishi UFJ Financial Group, Inc.	247,400	1,535,233

4

MFS Research International Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Standard Chartered PLC	67,453	$1,456,297
Sumitomo Mitsui Financial Group, Inc.	59,300	2,720,458
Westpac Banking Corp.	94,530	2,474,737

		$16,291,044

Medical & Health Technology & Services – 0.9%
Diagnosticos da America S.A.	70,900	$367,631
Kobayashi Pharmaceutical Co. Ltd.	6,500	343,378
Miraca Holdings, Inc.	9,400	433,077

		$1,144,086

Medical Equipment – 0.6%
Sonova Holding AG	7,048	$747,668

Metals & Mining – 2.8%
Iluka Resources Ltd.	136,639	$1,233,640
Rio Tinto Ltd.	62,320	2,554,282

		$3,787,922

Natural Gas – Distribution – 1.9%
China Resources Gas Group Ltd.	158,000	$405,362
GDF SUEZ	48,028	936,465
Tokyo Gas Co. Ltd.	224,000	1,239,740

		$2,581,567

Network & Telecom – 1.0%
Ericsson, Inc., “B”	113,804	$1,288,888

Other Banks & Diversified Financials – 6.9%
Aeon Credit Service Co. Ltd.	25,300	$718,574
Bank Rakyat Indonesia	324,000	251,022
DBS Group Holdings Ltd.	81,000	986,023
Erste Group Bank AG (a)	41,581	1,107,113
HDFC Bank Ltd., ADR	20,960	759,590
ICICI Bank Ltd.	22,497	405,362
Itau Unibanco Holding S.A., ADR	27,177	351,127
Kasikornbank PLC, NVDR	105,200	640,775
KBC Group N.V.	32,357	1,196,797
Sberbank of Russia, ADR	67,692	771,012
UBS AG	89,119	1,513,982
UniCredit S.p.A. (a)	136,102	637,411

		$9,338,788

Pharmaceuticals – 9.2%
Bayer AG	17,635	$1,880,669
GlaxoSmithKline PLC	112,113	2,804,711
Novartis AG	44,280	3,138,097
Roche Holding AG	12,278	3,042,296
Santen Pharmaceutical Co. Ltd.	34,200	1,472,414

		$12,338,187

Precious Metals & Minerals – 0.2%
Newcrest Mining Ltd.	21,753	$195,374

Railroad & Shipping – 0.7%
Kuehne & Nagel, Inc. AG	8,640	$947,284

Real Estate – 1.6%
GSW Immobilien AG	11,967	$461,342

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Mitsubishi Estate Co. Ltd.	65,000	$1,730,843

		$2,192,185

Restaurants – 1.8%
Arcos Dorados Holdings, Inc.	94,750	$1,106,680
Whitbread PLC	26,712	1,245,664

		$2,352,344

Specialty Chemicals – 3.7%
Akzo Nobel N.V.	33,363	$1,874,042
Chugoku Marine Paints Ltd.	45,000	222,777
Linde AG	12,449	2,318,057
Symrise AG	15,291	617,387

		$5,032,263

Specialty Stores – 0.6%
Hennes & Mauritz AB, “B”	25,910	$848,401

Telecommunications – Wireless – 3.4%
KDDI Corp.	48,800	$2,538,899
Tele2 AB, “B”	46,030	538,567
TIM Participacoes S.A., ADR	31,960	594,456
Vodafone Group PLC	322,232	924,715

		$4,596,637

Telephone Services – 2.1%
Bezeq – The Israel Telecommunication Corp. Ltd.	152,200	$202,303
BT Group PLC	166,330	778,364
China Unicom (Hong Kong) Ltd.	584,000	768,810
TDC A.S.	81,797	661,743
Telecom Italia S.p.A. – Savings Shares	739,839	408,818

		$2,820,038

Tobacco – 1.8%
Japan Tobacco, Inc.	69,900	$2,470,251

Trucking – 1.4%
Yamato Holdings Co. Ltd.	90,500	$1,908,001

Utilities – Electric Power – 0.6%
Energias do Brasil S.A.	165,700	$841,366

Utilities – Water – 0.4%
SUEZ Environnement	43,350	$558,140

Total Common Stocks (Identified Cost, $132,885,051)		$133,195,505

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	686,284	$686,284

Total Investments (Identified Cost, $133,571,335)		$133,881,789

OTHER ASSETS, LESS LIABILITIES – 0.5%		713,021

Net Assets – 100.0%		$134,594,810

5

MFS Research International Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Research International Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $132,885,051)	$133,195,505
Underlying affiliated funds, at cost and value	686,284
Total investments, at value (identified cost, $133,571,335)	$133,881,789
Foreign currency, at value (identified cost, $107,332)	106,087
Receivables for
Investments sold	211,263
Fund shares sold	320,966
Interest and dividends	490,458
Other assets	583
Total assets		$135,011,146
Liabilities
Payable for fund shares reacquired	$321,550
Payable to affiliates
Investment adviser	13,488
Shareholder servicing costs	414
Distribution and/or service fees	1,020
Payable for independent Trustees’ compensation	705
Accrued expenses and other liabilities	79,159
Total liabilities		$416,336
Net assets		$134,594,810
Net assets consist of
Paid-in capital	$150,301,893
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	291,124
Accumulated net realized gain (loss) on investments and foreign currency	(20,469,449)
Undistributed net investment income	4,471,242
Net assets		$134,594,810
Shares of beneficial interest outstanding		10,539,527

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$97,345,033	7,606,251	$12.80
Service Class	37,249,777	2,933,276	12.70

See Notes to Financial Statements

7

MFS Research International Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$2,900,512
Interest	35,669
Dividends from underlying affiliated funds	404
Foreign taxes withheld	(252,133)
Total investment income		$2,684,452
Expenses
Management fee	$629,157
Distribution and/or service fees	49,207
Shareholder servicing costs	6,089
Administrative services fee	14,296
Independent Trustees’ compensation	2,315
Custodian fee	45,815
Shareholder communications	18,067
Audit and tax fees	32,900
Legal fees	820
Miscellaneous	8,637
Total expenses		$807,303
Reduction of expenses by investment adviser	(456)
Net expenses		$806,847
Net investment income		$1,877,605
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $25,163 country tax)	$6,103,747
Foreign currency	(37,555)
Net realized gain (loss) on investments and foreign currency		$6,066,192
Change in unrealized appreciation (depreciation)
Investments (net of $33,169 decrease in deferred country tax)	$(3,124,910)
Translation of assets and liabilities in foreign currencies	(19,086)
Net unrealized gain (loss) on investments and foreign currency translation		$(3,143,996)
Net realized and unrealized gain (loss) on investments and foreign currency		$2,922,196
Change in net assets from operations		$4,799,801

See Notes to Financial Statements

8

MFS Research International Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$1,877,605	$2,638,264
Net realized gain (loss) on investments and foreign currency	6,066,192	(145,420)
Net unrealized gain (loss) on investments and foreign currency translation	(3,143,996)	18,218,742
Change in net assets from operations	$4,799,801	$20,711,586
Distributions declared to shareholders
From net investment income	$—	$(3,113,056)
Change in net assets from fund share transactions	$(9,222,274)	$(2,678,640)
Total change in net assets	$(4,422,473)	$14,919,890
Net assets
At beginning of period	139,017,283	124,097,393
At end of period (including undistributed net investment income of $4,471,242 and $2,593,637, respectively)	$134,594,810	$139,017,283

See Notes to Financial Statements

9

MFS Research International Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$12.37		$10.86	$12.44	$11.40	$8.89	$16.12
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.24	$0.25	$0.18	$0.17	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.25		1.55	(1.59)	1.03	2.51	(6.82)
Total from investment operations	$0.43		$1.79	$(1.34)	$1.21	$2.68	$(6.57)
Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.24)	$(0.17)	$(0.17)	$(0.10)
From net realized gain on investments	—		—	—	—	—	(0.56)
Total distributions declared to shareholders	$—		$(0.28)	$(0.24)	$(0.17)	$(0.17)	$(0.66)
Net asset value, end of period (x)	$12.80		$12.37	$10.86	$12.44	$11.40	$8.89
Total return (%) (k)(r)(s)(x)	3.48	(n)	16.70	(10.88)	10.81	30.86	(42.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.10	1.14	1.15	1.23	1.35
Expenses after expense reductions (f)	1.08	(a)	1.10	1.10	1.10	1.10	1.10
Net investment income	2.74	(a)	2.08	2.04	1.60	1.78	2.06
Portfolio turnover	20	(n)	37	47	61	92	77
Net assets at end of period (000 omitted)	$97,345		$101,016	$95,151	$145,085	$146,044	$115,944

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$12.29		$10.79	$12.35	$11.33	$8.83	$16.02
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.20	$0.21	$0.14	$0.15	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.25		1.55	(1.56)	1.03	2.49	(6.81)
Total from investment operations	$0.41		$1.75	$(1.35)	$1.17	$2.64	$(6.56)
Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.21)	$(0.15)	$(0.14)	$(0.07)
From net realized gain on investments	—		—	—	—	—	(0.56)
Total distributions declared to shareholders	$—		$(0.25)	$(0.21)	$(0.15)	$(0.14)	$(0.63)
Net asset value, end of period (x)	$12.70		$12.29	$10.79	$12.35	$11.33	$8.83
Total return (%) (k)(r)(s)(x)	3.34	(n)	16.41	(11.06)	10.48	30.57	(42.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.35	1.39	1.40	1.49	1.58
Expenses after expense reductions (f)	1.33	(a)	1.35	1.35	1.35	1.35	1.35
Net investment income	2.54	(a)	1.78	1.72	1.27	1.56	2.01
Portfolio turnover	20	(n)	37	47	61	92	77
Net assets at end of period (000 omitted)	$37,250		$38,001	$28,947	$42,482	$34,215	$22,000
See Notes to Financial Statements

10

MFS Research International Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

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MFS Research International Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and

12

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$21,537,456	$10,670,529	$—	$32,207,985
United Kingdom	3,327,774	22,936,615	—	26,264,389
Switzerland	747,668	13,680,529	—	14,428,197
France	6,744,064	6,643,669	—	13,387,733
Germany	4,702,804	3,396,785	—	8,099,589
Hong Kong	—	5,973,047	—	5,973,047
Netherlands	—	4,958,148	—	4,958,148
Australia	—	4,338,544	—	4,338,544
Sweden	1,288,888	2,946,893	—	4,235,781
Other Countries	11,358,782	7,943,310	—	19,302,092
Mutual Funds	686,284	—	—	686,284
Total Investments	$50,393,720	$83,488,069	$—	$133,881,789

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $6,090,256 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $32,151,506 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either

13

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2013, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$3,113,056

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MFS Research International Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$134,366,827
Gross appreciation	15,439,450
Gross depreciation	(15,924,488)
Net unrealized appreciation (depreciation)	$(485,038)

As of 12/31/12
Undistributed ordinary income	2,601,468
Capital loss carryforwards	(25,740,150)
Other temporary differences	(41,244)
Net unrealized appreciation (depreciation)	2,673,042

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses. As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
12/31/16	$(20,084,186)
12/31/17	(3,004,405)
12/31/18	(2,184,929)
Total	$(25,273,520)

Post-enactment losses which are characterized as follows:
Long-Term	$(466,630)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$2,394,595
Service Class	—	718,461
Total	$—	$3,113,056

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets. Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $189, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.10% of average daily net assets for the Initial Class shares and 1.35% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

15

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $5,666, which equated to 0.0081% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $423.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0204% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $553 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $267, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $27,183,422 and $35,282,968, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	564,124	$7,425,354	978,518	$10,913,908
Service Class	330,772	4,237,627	858,903	9,908,302
	894,896	$11,662,981	1,837,421	$20,822,210
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	210,421	$2,394,595
Service Class	—	—	63,468	718,461
	—	$—	273,889	$3,113,056

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MFS Research International Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(1,123,165)	$(14,495,811)	(1,783,237)	$(20,723,000)
Service Class	(489,339)	(6,389,444)	(512,636)	(5,890,906)
	(1,612,504)	$(20,885,255)	(2,295,873)	$(26,613,906)
Net change
Initial Class	(559,041)	$(7,070,457)	(594,298)	$(7,414,497)
Service Class	(158,567)	(2,151,817)	409,735	4,735,857
	(717,608)	$(9,222,274)	(184,563)	$(2,678,640)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $372 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	739,736	13,368,640	(13,422,092)	686,284

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$404	$686,284

17

MFS Research International Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2013

MFS® RESEARCH SERIES

MFS® Variable Insurance Trust

VFR-SEM

MFS® RESEARCH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

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MFS Research Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Exxon Mobil Corp.	3.7%
Apple, Inc.	2.4%
Danaher Corp.	2.3%
Google, Inc., “A”	2.1%
JPMorgan Chase & Co.	2.1%
Johnson & Johnson	2.1%
Hewlett-Packard Co.	2.1%
Wells Fargo & Co.	2.0%
Pfizer, Inc.	1.8%
Visa, Inc., “A”	1.8%

Global equity sectors (i)
Financial Services	17.3%
Technology (s)	16.4%
Capital Goods	14.7%
Energy	14.1%
Health Care	12.8%
Consumer Cyclicals	12.3%
Consumer Staples	8.0%
Telecommunications/Cable Television	4.4%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(o)	Less than 0.1%.
(s)	Includes securities sold short.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

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MFS Research Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.80%	$1,000.00	$1,138.67	$4.24
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,137.79	$5.57
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Research Series

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.6%
Aerospace – 3.3%
Honeywell International, Inc.	109,110	$8,656,781
Precision Castparts Corp.	39,774	8,989,322
United Technologies Corp.	69,060	6,418,436

		$24,064,539

Alcoholic Beverages – 0.5%
Diageo PLC	117,986	$3,384,220

Apparel Manufacturers – 2.2%
Guess?, Inc.	112,080	$3,477,842
Li & Fung Ltd.	1,540,000	2,100,039
NIKE, Inc., “B”	56,470	3,596,010
PVH Corp.	23,338	2,918,417
VF Corp.	19,624	3,788,609

		$15,880,917

Automotive – 1.4%
Delphi Automotive PLC	122,090	$6,188,742
General Motors Co. (a)	124,780	4,156,422

		$10,345,164

Biotechnology – 1.7%
Biogen Idec, Inc. (a)	16,160	$3,477,632
Celgene Corp. (a)	39,230	4,586,379
Gilead Sciences, Inc. (a)	42,160	2,159,014
ViroPharma, Inc. (a)	78,350	2,244,728

		$12,467,753

Broadcasting – 2.9%
News Corp., “A”	345,570	$11,265,582
Time Warner, Inc.	58,100	3,359,342
Walt Disney Co.	111,510	7,041,857

		$21,666,781

Brokerage & Asset Managers – 1.2%
BlackRock, Inc.	17,055	$4,380,577
Franklin Resources, Inc.	30,939	4,208,323

		$8,588,900

Business Services – 1.8%
Accenture PLC, “A”	84,050	$6,048,238
Fidelity National Information Services, Inc.	99,170	4,248,443
FleetCor Technologies, Inc. (a)	35,830	2,912,979

		$13,209,660

Cable TV – 2.0%
Comcast Corp., “Special A”	232,720	$9,232,002
Time Warner Cable, Inc.	45,830	5,154,958

		$14,386,960

Chemicals – 0.5%
Celanese Corp.	75,550	$3,384,640

Computer Software – 3.4%
Autodesk, Inc. (a)	31,920	$1,083,365

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
CDW Corp. (a)	108,200	$2,014,684
Citrix Systems, Inc. (a)	65,830	3,971,524
Oracle Corp.	271,720	8,347,238
Salesforce.com, Inc. (a)	98,918	3,776,689
Symantec Corp.	166,860	3,749,344
TIBCO Software, Inc. (a)	87,830	1,879,562

		$24,822,406

Computer Software – Systems – 5.4%
Apple, Inc. (s)	45,164	$17,888,557
EMC Corp.	283,630	6,699,341
Hewlett-Packard Co.	608,590	15,093,032

		$39,680,930

Construction – 0.9%
Stanley Black & Decker, Inc.	83,450	$6,450,685

Consumer Products – 1.9%
Estee Lauder Cos., Inc., “A”	52,360	$3,443,717
International Flavors & Fragrances, Inc.	60,380	4,538,161
Procter & Gamble Co.	78,670	6,056,803

		$14,038,681

Consumer Services – 0.6%
Priceline.com, Inc. (a)	5,237	$4,331,680

Containers – 0.3%
Packaging Corp. of America	45,240	$2,214,950

Electrical Equipment – 2.9%
Danaher Corp.	269,520	$17,060,616
W.W. Grainger, Inc.	16,958	4,276,468

		$21,337,084

Electronics – 2.5%
Altera Corp.	138,900	$4,582,311
JDS Uniphase Corp. (a)	202,070	2,905,767
Mellanox Technologies Ltd. (a)	46,270	2,290,365
Microchip Technology, Inc.	144,060	5,366,235
NXP Semiconductors N.V. (a)	105,820	3,278,304

		$18,422,982

Energy – Independent – 4.5%
Anadarko Petroleum Corp.	51,300	$4,408,209
Cabot Oil & Gas Corp.	81,630	5,797,363
EOG Resources, Inc.	21,707	2,858,378
EQT Corp.	36,890	2,927,959
Marathon Petroleum Corp.	28,020	1,991,101
Noble Energy, Inc.	61,143	3,671,026
Occidental Petroleum Corp.	62,190	5,549,214
Pioneer Natural Resources Co.	39,253	5,681,872

		$32,885,122

Energy – Integrated – 3.7%
Exxon Mobil Corp. (s)	302,270	$27,310,095

4

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Engineering – Construction – 0.6%
Fluor Corp.	78,800	$4,673,628

Food & Beverages – 3.5%
Coca-Cola Co.	243,580	$9,769,994
General Mills, Inc.	92,980	4,512,319
Groupe Danone	57,913	4,346,551
Mondelez International, Inc.	238,570	6,806,402

		$25,435,266

Food & Drug Stores – 1.0%
CVS Caremark Corp.	126,950	$7,259,001

Gaming & Lodging – 0.2%
Wynn Resorts Ltd.	11,000	$1,408,000

General Merchandise – 2.1%
Kohl’s Corp.	68,410	$3,455,389
Target Corp.	174,530	12,018,136

		$15,473,525

Health Maintenance Organizations – 1.0%
Aetna, Inc.	25,840	$1,641,874
UnitedHealth Group, Inc.	89,610	5,867,663

		$7,509,537

Insurance – 3.3%
ACE Ltd.	82,720	$7,401,786
American International Group, Inc. (a)	148,670	6,645,549
MetLife, Inc.	227,610	10,415,434

		$24,462,769

Internet – 3.1%
eBay, Inc. (a)	137,280	$7,100,122
Google, Inc., “A” (a)	17,837	15,703,160

		$22,803,282

Machinery & Tools – 2.2%
Eaton Corp. PLC	70,360	$4,630,392
Joy Global, Inc.	88,850	4,311,891
Roper Industries, Inc.	60,997	7,577,047

		$16,519,330

Major Banks – 6.5%
Goldman Sachs Group, Inc.	32,775	$4,957,219
JPMorgan Chase & Co. (s)	296,560	15,655,402
Morgan Stanley	273,160	6,673,299
State Street Corp.	84,070	5,482,205
Wells Fargo & Co.	356,290	14,704,088

		$47,472,213

Medical & Health Technology & Services – 1.5%
AmerisourceBergen Corp.	53,290	$2,975,181
Cerner Corp. (a)	19,790	1,901,621
Express Scripts Holding Co. (a)	95,940	5,918,539

		$10,795,341

Medical Equipment – 2.7%
Covidien PLC	101,300	$6,365,692
St. Jude Medical, Inc.	67,520	3,080,938

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Stryker Corp.	69,990	$4,526,953
Thermo Fisher Scientific, Inc.	69,150	5,852,165

		$19,825,748

Natural Gas – Distribution – 0.5%
Spectra Energy Corp.	108,180	$3,727,883

Natural Gas – Pipeline – 0.4%
Kinder Morgan, Inc.	82,978	$3,165,611

Network & Telecom – 0.3%
Qualcomm, Inc.	39,990	$2,442,589

Oil Services – 1.9%
Cameron International Corp. (a)	83,740	$5,121,538
Dresser-Rand Group, Inc. (a)	68,890	4,132,022
Ensco PLC, “A”	32,550	1,891,806
Schlumberger Ltd.	42,170	3,021,902

		$14,167,268

Other Banks & Diversified Financials – 6.4%
American Express Co.	113,300	$8,470,308
Citigroup, Inc.	267,060	12,810,868
Discover Financial Services	109,250	5,204,670
Fifth Third Bancorp	172,000	3,104,600
SunTrust Banks, Inc.	114,190	3,604,978
Visa, Inc., “A”	74,183	13,556,943

		$46,752,367

Pharmaceuticals – 5.9%
Bristol-Myers Squibb Co.	102,340	$4,573,575
Johnson & Johnson	178,030	15,285,656
Perrigo Co.	26,584	3,216,664
Pfizer, Inc.	485,340	13,594,373
Valeant Pharmaceuticals International, Inc. (a)	44,340	3,816,787
Zoetis, Inc.	100,820	3,114,330

		$43,601,385

Railroad & Shipping – 0.9%
Union Pacific Corp.	44,743	$6,902,950

Restaurants – 1.1%
McDonald’s Corp.	47,833	$4,735,467
YUM! Brands, Inc.	50,790	3,521,779

		$8,257,246

Specialty Chemicals – 0.7%
Airgas, Inc.	26,230	$2,503,916
FMC Corp.	48,360	2,952,862

		$5,456,778

Specialty Stores – 2.2%
Amazon.com, Inc. (a)	14,144	$3,927,647
AutoZone, Inc. (a)	9,736	4,125,046
Bed Bath & Beyond, Inc. (a)	61,460	4,357,514
Dick’s Sporting Goods, Inc.	74,730	3,740,984

		$16,151,191

5

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 0.9%
American Tower Corp., REIT	60,150	$4,401,176
SBA Communications Corp. (a)	34,230	2,537,128

		$6,938,304

Telephone Services – 1.5%
AT&T, Inc.	119,900	$4,244,460
Verizon Communications, Inc.	138,370	6,965,546

		$11,210,006

Tobacco – 2.1%
Lorillard, Inc.	87,550	$3,824,184
Philip Morris International, Inc.	138,450	11,992,539

		$15,816,723

Trucking – 0.9%
Expeditors International of Washington, Inc.	168,530	$6,405,825

Utilities – Electric Power – 2.6%
AES Corp.	174,290	$2,089,737
American Electric Power Co., Inc.	79,060	3,540,307
Calpine Corp. (a)	182,380	3,871,927
CMS Energy Corp.	203,950	5,541,322
Edison International	78,510	3,781,042

		$18,824,335

Total Common Stocks (Identified Cost, $643,671,979)		$732,332,250

CONVERTIBLE PREFERRED STOCKS – 0.4%
Utilities – Electric Power – 0.4%
PPL Corp., 9.5% (Identified Cost, $3,227,740)	59,946	$3,141,770

	Strike Price	First Exercise

WARRANTS – 0.0%
Natural Gas – Pipeline – 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a) (Identified Cost, $29,358)	$40	2/15/12	15,411	$78,904

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	5,603,263	$5,603,263

Total Investments (Identified Cost, $652,532,340)		$741,156,187

Issuer/Expiration Date/Strike Price	Number of Contracts

CALL OPTIONS WRITTEN – 0.0%
Accenture PLC – July 2013 @ $75 (Premiums Received, $2,662)	(92)	$(4,140)

Issuer	Shares/Par

SECURITIES SOLD SHORT – (0.1)%
Network & Telecom – (0.1)%
Research In Motion Ltd. (Proceeds Received, $761,255)	(49,600)	$(519,312)

OTHER ASSETS, LESS LIABILITIES – (0.7)%		(5,214,652)

Net Assets – 100.0%		$735,418,083

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2013, the fund had cash collateral of $1,771 and other liquid securities with an aggregate value of $1,580,641 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $646,929,077)	$735,552,924
Underlying affiliated funds, at cost and value	5,603,263
Total investments, at value (identified cost, $652,532,340)	$741,156,187
Foreign currency, at value (identified cost, $46)	46
Deposits with brokers	1,771
Receivables for
Premiums on options written	2,662
Investments sold	2,917,475
Fund shares sold	197,760
Interest and dividends	797,274
Other assets	2,373
Total assets		$745,075,548
Liabilities
Payables for
Securities sold short, at value (proceeds received, $761,255)	$519,312
Investments purchased	5,541,089
Fund shares reacquired	3,417,468
Written options outstanding, at value (premiums received, $2,662)	4,140
Payable to affiliates
Investment adviser	66,398
Shareholder servicing costs	883
Distribution and/or service fees	7,329
Payable for independent Trustees’ compensation	64
Accrued expenses and other liabilities	100,782
Total liabilities		$9,657,465
Net assets		$735,418,083
Net assets consist of
Paid-in capital	$614,359,373
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	88,862,577
Accumulated net realized gain (loss) on investments and foreign currency	26,828,343
Undistributed net investment income	5,367,790
Net assets		$735,418,083
Shares of beneficial interest outstanding		29,642,641

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$468,446,643	18,828,449	$24.88
Service Class	266,971,440	10,814,192	24.69

See Notes to Financial Statements

7

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$6,397,036
Interest	33,434
Dividends from underlying affiliated funds	2,860
Foreign taxes withheld	(18,478)
Total investment income		$6,414,852
Expenses
Management fee	$2,811,560
Distribution and/or service fees	341,827
Shareholder servicing costs	20,151
Administrative services fee	52,183
Independent Trustees’ compensation	6,082
Custodian fee	37,083
Shareholder communications	39,085
Audit and tax fees	25,435
Legal fees	1,186
Dividend and interest expense on securities sold short	8,293
Miscellaneous	13,212
Total expenses		$3,356,097
Fees paid indirectly	(78)
Reduction of expenses by investment adviser	(2,437)
Net expenses		$3,353,582
Net investment income		$3,061,270
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$43,485,791
Written options	23,269
Foreign currency	(974)
Net realized gain (loss) on investments and foreign currency		$43,508,086
Change in unrealized appreciation (depreciation)
Investments	$50,830,668
Written options	(1,478)
Securities sold short	241,943
Translation of assets and liabilities in foreign currencies	(1,936)
Net unrealized gain (loss) on investments and foreign currency translation		$51,069,197
Net realized and unrealized gain (loss) on investments and foreign currency		$94,577,283
Change in net assets from operations		$97,638,553

See Notes to Financial Statements

8

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$3,061,270		$2,307,776
Net realized gain (loss) on investments and foreign currency	43,508,086		18,509,511
Net unrealized gain (loss) on investments and foreign currency translation	51,069,197		16,036,010
Change in net assets from operations	$97,638,553		$36,853,297
Distributions declared to shareholders
From net investment income	$—		$(1,473,011)
Change in net assets from fund share transactions	$(89,094,011)		$510,586,595
Total change in net assets	$8,544,542		$545,966,881
Net assets
At beginning of period	726,873,541		180,906,660
At end of period (including undistributed net investment income of $5,367,790 and $2,306,520, respectively)	$735,418,083		$726,873,541

See Notes to Financial Statements

9

MFS Research Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$21.84		$18.78	$19.04	$16.57	$12.90	$20.28
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22	$0.15	$0.15	$0.15	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	2.93		3.01	(0.24)	2.47	3.72	(7.47)
Total from investment operations	$3.04		$3.23	$(0.09)	$2.62	$3.87	$(7.29)
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.17)	$(0.15)	$(0.20)	$(0.09)
Net asset value, end of period (x)	$24.88		$21.84	$18.78	$19.04	$16.57	$12.90
Total return (%) (k)(r)(s)(x)	13.92	(n)	17.22	(0.45)	15.90	30.54	(36.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.88	0.88	0.89	0.90	0.88
Expenses after expense reductions (f)	0.80	(a)	0.88	0.88	0.89	0.90	0.88
Net investment income	0.91	(a)	1.06	0.79	0.86	1.05	1.04
Portfolio turnover	27	(n)	83	70	71	107	123
Net assets at end of period (000 omitted)	$468,447		$460,834	$160,892	$182,895	$180,229	$149,517
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.80	(a)	0.87	0.86	0.89	0.90	N/A

See Notes to Financial Statements

10

MFS Research Series

Financial Highlights – continued

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$21.70		$18.67	$18.93	$16.48	$12.82	$20.16
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18	$0.10	$0.10	$0.11	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	2.91		2.97	(0.24)	2.47	3.71	(7.42)
Total from investment operations	$2.99		$3.15	$(0.14)	$2.57	$3.82	$(7.29)
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.12)	$(0.12)	$(0.16)	$(0.05)
Net asset value, end of period (x)	$24.69		$21.70	$18.67	$18.93	$16.48	$12.82
Total return (%) (k)(r)(s)(x)	13.78	(n)	16.90	(0.69)	15.64	30.20	(36.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.11	1.13	1.14	1.15	1.14
Expenses after expense reductions (f)	1.05	(a)	1.11	1.13	1.14	1.15	1.13
Net investment income	0.66	(a)	0.82	0.55	0.61	0.80	0.78
Portfolio turnover	27	(n)	83	70	71	107	123
Net assets at end of period (000 omitted)	$266,971		$266,040	$20,015	$19,825	$17,196	$12,951
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.05	(a)	1.11	1.11	1.14	1.15	N/A

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have each been lower by approximately 0.82%. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Tyco International Ltd., the Initial Class and Service Class total returns for the year ended December 31, 2010 would have each been lower by approximately 0.60%.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth an approach for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value

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has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$716,336,658	$—	$—	$716,336,658
France	4,346,551	—	—	4,346,551
United Kingdom	—	3,384,220	—	3,384,220
Canada	3,816,787	—	—	3,816,787
Netherlands	3,278,304	—	—	3,278,304
Israel	2,290,365	—	—	2,290,365
Hong Kong	—	2,100,039	—	2,100,039
Mutual Funds	5,603,263	—	—	5,603,263
Total Investments	$735,671,928	$5,484,259	$—	$741,156,187
Short Sales	$(519,312)	$—	$—	$(519,312)

Other Financial Instruments
Written Options	$(4,140)	$—	$—	$(4,140)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $4,346,551 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

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Notes to Financial Statements (unaudited) – continued

Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Written Equity Options	$—	$(4,140)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Written Options
Equity	$23,269

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Written Options
Equity	$(1,478)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss.

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Notes to Financial Statements (unaudited) – continued

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended June 30, 2013:

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	1,497	37,933
Options closed	—	—
Options exercised	(289)	(12,002)
Options expired	(1,116)	(23,269)
Outstanding, end of period	92	$2,662

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2013, this expense amounted to $8,293. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

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Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$1,473,011

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$652,724,714
Gross appreciation	100,401,173
Gross depreciation	(11,969,700)
Net unrealized appreciation (depreciation)	$88,431,473

As of 12/31/12
Undistributed ordinary income	2,760,030
Undistributed long-term capital gain	398,673
Capital loss carryforwards	(17,267,993)
Other temporary differences	(71,359)
Net unrealized appreciation (depreciation)	37,600,806

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/17	$(17,267,993)

The availability of $10,944,648 of the capital loss carryforwards of MFS Research Series may be limited in a given year due to the acquisition of SC Davis Venture Value Fund on December 7, 2012.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

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Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$1,340,066
Service Class	—	132,945
Total	$—	$1,473,011

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $1,017, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $19,483, which equated to 0.0052% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $668.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0139% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,699 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,420, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

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Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short sales and short-term obligations, aggregated $183,066,774 and $259,583,650, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	382,619	$9,094,184	6,498,659	$139,065,054
Service Class	263,922	6,242,340	532,555	11,233,338
	646,541	$15,336,524	7,031,214	$150,298,392
Shares issued in connection with acquisition of SC Davis Venture Value Fund
Initial Class	—	$—	7,909,441	$170,764,822
Service Class	—	—	10,939,229	234,646,460
	—	$—	18,848,670	$405,411,282
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	63,601	$1,340,066
Service Class	—	—	6,346	132,945
	—	$—	69,947	$1,473,011
Shares reacquired
Initial Class	(2,650,270)	$(63,585,906)	(1,941,319)	$(40,506,604)
Service Class	(1,708,428)	(40,844,629)	(291,546)	(6,089,486)
	(4,358,698)	$(104,430,535)	(2,232,865)	$(46,596,090)
Net change
Initial Class	(2,267,651)	$(54,491,722)	12,530,382	$270,663,338
Service Class	(1,444,506)	(34,602,289)	11,186,584	239,923,257
	(3,712,157)	$(89,094,011)	23,716,966	$510,586,595

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 22%, 8%, and 7%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $1,392 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

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Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,219,431	90,705,730	(93,321,898)	5,603,263

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,860	$5,603,263

(8)	Acquisitions

At close of business on December 7, 2012, the fund with net assets of approximately $313,994,783, acquired all of the assets and liabilities of SC Davis Venture Value Fund, a series of Sun Capital Advisers Trust. The purpose of the transaction was to provide shareholders of the SC Davis Venture Value Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 18,848,670 shares of the fund (valued at approximately $405,411,282) for all of the assets and liabilities of SC Davis Venture Value Fund. SC Davis Venture Value Fund then distributed the shares of the fund that SC Davis Venture Value Fund received from the fund to its shareholders. SC Davis Venture Value Fund’s investments on that date were valued at approximately $397,521,486 with a cost basis of approximately $385,723,569. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from SC Davis Venture Value Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

19

MFS Research Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

20

SEMIANNUAL REPORT

June 30, 2013

MFS® STRATEGIC

INCOME SERIES

MFS® Variable Insurance Trust

VWG-SEM

MFS® STRATEGIC INCOME SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Strategic Income Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	51.0%
High Yield Corporates	32.0%
Non-U.S. Government Bonds	8.1%
Emerging Markets Bonds	3.2%
U.S. Government Agencies	1.5%
Mortgage-Backed Securities	1.0%
Floating Rate Loans	0.7%
Municipal Bonds	0.3%
Asset-Backed Securities	0.3%
Collateralized Debt Obligations	0.1%
Commercial Mortgage-Backed Securities	0.1%
U.S. Treasury Securities	(7.5)%

Composition including fixed income credit quality (a)(i)
AAA	1.6%
AA	6.1%
A	18.5%
BBB	35.1%
BB	13.9%
B	15.0%
CCC	4.6%
C	0.3%
Federal Agencies	2.5%
Not Rated	(6.8)%
Non-Fixed Income	0.3%
Cash & Other	8.9%

Portfolio facts (i)
Average Duration (d)	4.7
Average Effective Maturity (m)	7.4 yrs.

Issuer country weightings (i)(x)
United States	70.3%
United Kingdom	4.9%
France	3.7%
Canada	2.5%
Italy	2.0%
Netherlands	1.9%
Germany	1.8%
Australia	1.8%
Japan	1.5%
Other Countries	9.6%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Strategic Income Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.80%	$1,000.00	$983.79	$3.93
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$982.54	$5.16
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Strategic Income Series

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 64.1%
Asset-Backed & Securitized – 0.5%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.795%, 2040 (z)	$157,298	$75,958
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	22,976	22,989
Crest Ltd., CDO, 7%, 2040 (a)(p)	168,707	8,435
Falcon Franchise Loan LLC, FRN, 11.464%, 2025 (i)(z)	46,522	6,978
First Union National Bank Commercial Mortgage Trust, FRN, 1.893%, 2043 (i)(z)	54,370	93
First Union-Lehman Brothers Bank of America, FRN, 0.686%, 2035 (i)	546,099	10,743
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.176%, 2030 (i)	120,051	2,383
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039 (i)(z)	358,305	7,614

		$135,193

Automotive – 1.0%
Daimler Finance North America LLC, 1.875%, 2018 (n)	$152,000	$148,327
Harley-Davidson Financial Services, 3.875%, 2016 (n)	130,000	137,838

		$286,165

Biotechnology – 0.3%
Life Technologies Corp., 6%, 2020	$90,000	$101,391

Broadcasting – 0.8%
CBS Corp., 5.75%, 2020	$20,000	$22,684
CBS Corp., 3.375%, 2022	94,000	90,612
News America, Inc., 8.5%, 2025	10,000	12,724
Vivendi S.A., 4.75%, 2022 (n)	100,000	100,017

		$226,037

Brokerage & Asset Managers – 1.0%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$92,000	$97,322
Invesco Finance PLC, 3.125%, 2022	66,000	61,565
TD Ameritrade Holding Corp., 5.6%, 2019	110,000	127,869

		$286,756

Building – 0.5%
CRH PLC, 8.125%, 2018	$80,000	$97,340
Owens Corning, Inc., 4.2%, 2022	40,000	38,759

		$136,099

Cable TV – 1.5%
Cox Communications, Inc., 3.25%, 2022 (n)	$113,000	$106,313
DIRECTV Holdings LLC, 5.875%, 2019	40,000	45,016
NBCUniversal Media LLC, 5.95%, 2041	113,000	129,060
Time Warner Cable, Inc., 8.25%, 2019	120,000	144,479

		$424,868

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – 0.9%
CF Industries, Inc., 3.45%, 2023	$43,000	$41,324
Dow Chemical Co., 8.55%, 2019	170,000	216,899

		$258,223

Computer Software – 0.3%
Oracle Corp., 5.375%, 2040	$66,000	$73,570

Conglomerates – 0.5%
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	$38,000	$40,556
Votorantim Participacoes S.A., 6.75%, 2021 (n)	100,000	106,500

		$147,056

Consumer Products – 1.0%
Avon Products, Inc., 4.6%, 2020	$70,000	$70,774
Mattel, Inc., 5.45%, 2041	53,000	54,561
Newell Rubbermaid, Inc., 2.05%, 2017	43,000	42,139
Newell Rubbermaid, Inc., 4.7%, 2020	60,000	64,077
Tupperware Brands Corp., 4.75%, 2021	47,000	47,669

		$279,220

Consumer Services – 0.7%
Experian Finance PLC, 2.375%, 2017 (n)	$200,000	$198,152

Defense Electronics – 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$169,000	$181,859
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	40,000	46,316

		$228,175

Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3%, 2018	$31,000	$30,955
Ericsson, Inc., 4.125%, 2022	73,000	71,388

		$102,343

Electronics – 0.1%
Tyco Electronics Group S.A., 3.5%, 2022	$31,000	$30,040

Emerging Market Quasi-Sovereign – 1.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$96,889	$113,360
Petrobras Global Finance Co., 4.375%, 2023	3,000	2,752
Petrobras International Finance Co., 7.875%, 2019	51,000	58,975
Petrobras International Finance Co., 6.75%, 2041	48,000	47,955
Petroleos Mexicanos, 5.5%, 2021	100,000	106,500
Petroleos Mexicanos, 4.875%, 2022	10,000	10,200
Petroleos Mexicanos, 6.5%, 2041	31,000	32,008

		$371,750

Emerging Market Sovereign – 0.1%
Republic of Hungary, 5.375%, 2023	$4,000	$3,850
Republic of Poland, 5%, 2022	14,000	15,050

4

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Emerging Market Sovereign – continued
Republic of Romania, 4.375%, 2023 (n)		$2,000	$1,900

			$20,800

Energy – Independent – 0.3%
EQT Corp., 4.875%, 2021		$48,000	$49,382
Hess Corp., 8.125%, 2019		30,000	37,604

			$86,986

Energy – Integrated – 1.3%
BP Capital Markets PLC, 4.5%, 2020		$29,000	$31,462
BP Capital Markets PLC, 4.742%, 2021		90,000	97,928
Cenovus Energy, Inc., 4.5%, 2014		30,000	31,322
Chevron Corp., 2.427%, 2020		100,000	99,430
Petro-Canada Financial Partnership, 5%, 2014		110,000	115,999

			$376,141

Financial Institutions – 1.0%
General Electric Capital Corp., 6%, 2019		$30,000	$34,828
General Electric Capital Corp., 5.5%, 2020		95,000	107,111
General Electric Capital Corp., 3.15%, 2022		49,000	46,301
General Electric Capital Corp., 3.1%, 2023		46,000	43,455
NYSE Euronext, 2%, 2017		54,000	53,709

			$285,404

Food & Beverages – 2.4%
Anheuser-Busch InBev S.A., 7.75%, 2019		$140,000	$177,077
Campbell Soup Co., 2.5%, 2022		40,000	36,476
Conagra Foods, Inc., 3.2%, 2023		70,000	66,939
Kraft Foods Group, Inc., 6.125%, 2018		80,000	93,932
Mead Johnson Nutrition Co., “A”, 4.9%, 2019		26,000	28,540
Pernod-Ricard S.A., 2.95%, 2017 (n)		150,000	153,482
Tyson Foods, Inc., 6.6%, 2016		70,000	79,068
Tyson Foods, Inc., 4.5%, 2022		49,000	50,070

			$685,584

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2041		$110,000	$123,995

Forest & Paper Products – 0.3%
Georgia-Pacific LLC, 3.734%, 2023 (n)		$97,000	$94,347

Gaming & Lodging – 0.1%
Hyatt Hotels Corp., 3.375%, 2023		$36,000	$33,561

Insurance – 2.2%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	105,000	$136,793
American International Group, Inc., 3%, 2015		$40,000	41,223
American International Group, Inc., 5.85%, 2018		47,000	52,847
ING U.S., Inc., 2.9%, 2018 (n)		40,000	40,201
MetLife, Inc., 1.756%, 2017		20,000	19,689
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		40,000	41,723
Principal Financial Group, Inc., 8.875%, 2019		80,000	103,544

Issuer	Shares/Par		Value ($)

BONDS – continued
Insurance – continued
Prudential Financial, Inc., 6.2%, 2015		$80,000	$86,196
Unum Group, 7.125%, 2016		90,000	104,084

			$626,300

Insurance – Property & Casualty – 2.0%
Aon Corp., 3.5%, 2015		$130,000	$136,320
AXIS Capital Holdings Ltd., 5.75%, 2014		130,000	137,793
AXIS Capital Holdings Ltd., 5.875%, 2020		40,000	44,365
CNA Financial Corp., 5.875%, 2020		100,000	113,173
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		73,000	74,948
PartnerRe Ltd., 5.5%, 2020		66,000	72,642

			$579,241

International Market Quasi-Sovereign – 1.2%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$120,000	$142,186
Eksportfinans A.S.A., 5.5%, 2016		90,000	93,758
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	103,224

			$339,168

International Market Sovereign – 6.7%
Commonwealth of Australia, 5.75%, 2021	AUD	27,000	$28,331
Federal Republic of Germany, 4.25%, 2018	EUR	52,000	79,314
Federal Republic of Germany, 6.25%, 2030	EUR	44,000	88,383
Government of Canada, 4.5%, 2015	CAD	46,000	46,448
Government of Canada, 4.25%, 2018	CAD	36,000	38,119
Government of Canada, 5.75%, 2033	CAD	9,000	12,286
Government of Japan, 1.1%, 2020	JPY	9,100,000	95,020
Government of Japan, 2.1%, 2024	JPY	4,250,000	48,012
Government of Japan, 2.2%, 2027	JPY	10,350,000	117,383
Government of Japan, 2.4%, 2037	JPY	10,750,000	121,935
Government of Japan, 1.8%, 2043	JPY	3,500,000	34,982
Kingdom of Belgium, 5.5%, 2017	EUR	68,000	104,157
Kingdom of Denmark, 3%, 2021	DKK	130,000	25,338
Kingdom of Spain, 4.6%, 2019	EUR	110,000	148,093
Kingdom of Sweden, 5%, 2020	SEK	95,000	17,125
Kingdom of the Netherlands, 5.5%, 2028	EUR	14,000	25,047
Republic of Austria, 4.65%, 2018	EUR	47,000	70,948
Republic of Finland, 3.875%, 2017	EUR	13,000	19,025
Republic of France, 6%, 2025	EUR	26,000	45,750
Republic of France, 4.75%, 2035	EUR	60,000	96,954
Republic of Ireland, 4.6%, 2016	EUR	39,000	54,376
Republic of Ireland, 4.5%, 2020	EUR	20,000	27,179
Republic of Italy, 4.25%, 2015	EUR	52,000	70,222
Republic of Italy, 5.25%, 2017	EUR	155,000	217,240
Republic of Italy, 3.75%, 2021	EUR	89,000	114,294
Republic of Portugal, 4.8%, 2020	EUR	10,000	12,014
United Kingdom Treasury, 8%, 2021	GBP	45,000	97,859
United Kingdom Treasury, 4.25%, 2036	GBP	42,000	72,704

			$1,928,538

5

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Local Authorities – 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	$100,000	$100,221
State of Illinois (Build America Bonds), 6.725%, 2035	95,000	98,887

		$199,108

Machinery & Tools – 0.5%
Atlas Copco AB, 5.6%, 2017 (n)	$135,000	$151,935

Major Banks – 7.9%
Bank of America Corp., 7.375%, 2014	$50,000	$52,604
Bank of America Corp., 6.5%, 2016	170,000	191,666
Bank of America Corp., 3.3%, 2023	99,000	93,570
Barclays Bank PLC, 5.125%, 2020	100,000	110,629
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	96,750
BNP Paribas, FRN, 3.022%, 2014	18,000	18,568
Commonwealth Bank of Australia, 5%, 2019 (n)	80,000	89,522
DBS Bank Ltd., 2.35%, 2017 (n)	200,000	202,507
Goldman Sachs Group, Inc., 5.125%, 2015	50,000	52,743
Goldman Sachs Group, Inc., 5.75%, 2022	133,000	146,701
HSBC Holdings PLC, 4%, 2022	110,000	112,621
JPMorgan Chase & Co., 4.625%, 2021	90,000	95,133
Macquarie Bank Ltd., 5%, 2017 (n)	79,000	84,648
Macquarie Group Ltd., 6%, 2020 (n)	48,000	49,842
Merrill Lynch & Co., Inc., 6.4%, 2017	30,000	33,875
Morgan Stanley, 6%, 2014	100,000	104,005
Morgan Stanley, 5.625%, 2019	100,000	107,483
Morgan Stanley, FRN, 1.522%, 2016	80,000	79,774
Royal Bank of Scotland PLC, 2.55%, 2015	53,000	53,888
Santander International Debt S.A., 2.991%, 2013 (n)	200,000	201,140
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	104,171
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	49,000	55,370
Westpac Banking Corp., 2%, 2017	150,000	150,515

		$2,287,725

Medical & Health Technology & Services – 0.8%
Cardinal Health, Inc., 5.8%, 2016	$94,000	$106,692
McKesson Corp., 5.7%, 2017	40,000	45,179
Owens & Minor, Inc., 6.35%, 2016	70,000	75,932

		$227,803

Metals & Mining – 1.1%
Barrick Gold Corp., 4.1%, 2023 (n)	$128,000	$106,938
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	50,000	47,554
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 2020 (n)	70,000	64,702
Glencore Funding LLC, FRN, 1.431%, 2016 (z)	70,000	68,161
Vale Overseas Ltd., 4.375%, 2022	45,000	42,743

		$330,098

Issuer	Shares/Par		Value ($)

BONDS – continued
Mortgage-Backed – 1.0%
Fannie Mae, 6%, 2017		$21,889	$22,774
Fannie Mae, 5.5%, 2020 (f)		109,246	115,389
Fannie Mae, 5.5%, 2034		49,259	53,912
Freddie Mac, 4.224%, 2020		94,792	103,799

			$295,874

Municipals – 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 2018		$90,000	$87,062

Natural Gas – Distribution – 0.4%
GDF Suez, 1.625%, 2017 (n)		$120,000	$118,178

Natural Gas – Pipeline – 2.1%
DCP Midstream LLC, 3.875%, 2023		$62,000	$58,149
Energy Transfer Partners LP, 3.6%, 2023		55,000	51,474
Energy Transfer Partners LP, 6.5%, 2042		87,000	92,779
Enterprise Products Partners LP, 6.3%, 2017		90,000	105,264
Kinder Morgan Energy Partners LP, 6.375%, 2041		130,000	145,120
Spectra Energy Capital LLC, 8%, 2019		66,000	83,530
Sunoco Logistics Partner LP, 3.45%, 2023		59,000	54,812
Williams Cos., Inc., 3.7%, 2023		27,000	25,085

			$616,213

Network & Telecom – 1.4%
AT&T, Inc., 5.5%, 2018		$70,000	$80,063
AT&T, Inc., 3.875%, 2021		80,000	82,511
Centurylink, Inc., 7.65%, 2042		89,000	84,550
France Telecom, 4.375%, 2014		80,000	82,391
Verizon Communications, Inc., 8.75%, 2018		52,000	67,774

			$397,289

Oil Services – 0.4%
Transocean, Inc., 2.5%, 2017		$33,000	$32,612
Transocean, Inc., 6%, 2018		70,000	78,445

			$111,057

Other Banks & Diversified Financials – 4.2%
Bancolombia S.A., 5.125%, 2022		$2,000	$1,905
Citigroup, Inc., 6.375%, 2014		80,000	84,422
Citigroup, Inc., 6.01%, 2015		60,000	64,076
Citigroup, Inc., 8.5%, 2019		84,000	105,842
Deutsche Bank Capital Funding Trust, FRN, 5.33%, 2049	EUR	75,000	79,563
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		102,000	123,675
Intesa Sanpaolo S.p.A., FRN, 2.673%, 2014 (n)		100,000	100,367
Lloyds TSB Bank PLC, 5.8%, 2020 (n)		110,000	123,773
Rabobank Nederland N.V., 3.375%, 2017		59,000	61,964
Rabobank Nederland N.V., 3.95%, 2022		250,000	239,068
Santander Holdings USA, Inc., 4.625%, 2016		10,000	10,549
SunTrust Banks, Inc., 3.5%, 2017		69,000	72,206

6

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Svenska Handelsbanken AB, 4.875%, 2014 (n)	$110,000	$114,164
U.S. Bancorp, 2.95%, 2022	46,000	42,672

		$1,224,246

Personal Computers & Peripherals – 0.4%
Equifax, Inc., 3.3%, 2022	$62,000	$58,200
Motorola Solutions, Inc., 3.5%, 2023	46,000	43,364

		$101,564

Pharmaceuticals – 0.7%
Celgene Corp., 3.95%, 2020	$130,000	$134,673
Hospira, Inc., 6.05%, 2017	60,000	64,204

		$198,877

Pollution Control – 0.3%
Republic Services, Inc., 5.25%, 2021	$80,000	$87,833

Railroad & Shipping – 0.8%
CSX Corp., 4.1%, 2044	$186,000	$161,510
Panama Canal Railway Co., 7%, 2026 (n)	87,600	84,096

		$245,606

Real Estate – 1.9%
Boston Properties LP, REIT, 3.7%, 2018	$47,000	$49,364
DDR Corp., REIT, 4.625%, 2022	87,000	87,921
DDR Corp., REIT, 3.375%, 2023	122,000	111,815
ERP Operating LP, REIT, 3%, 2023	63,000	57,898
HCP, Inc., REIT, 5.375%, 2021	95,000	103,050
Health Care, Inc., REIT, 2.25%, 2018	30,000	29,455
Kimco Realty Corp., REIT, 6.875%, 2019	22,000	26,594
WEA Finance LLC, 6.75%, 2019 (n)	60,000	70,860

		$536,957

Retailers – 1.6%
Dollar General Corp., 4.125%, 2017	$73,000	$76,999
Gap, Inc., 5.95%, 2021	117,000	129,405
Kohl’s Corp., 3.25%, 2023	96,000	88,808
Limited Brands, Inc., 5.25%, 2014	25,000	25,938
Macy’s, Inc., 7.875%, 2015	120,000	136,062

		$457,212

Supranational – 0.5%
Corporacion Andina de Fomento, 4.375%, 2022	$130,000	$132,378

Telecommunications – Wireless – 1.1%
American Tower Corp., REIT, 4.625%, 2015	$40,000	$42,270
American Tower Corp., REIT, 4.7%, 2022	82,000	82,705
Crown Castle Towers LLC, 6.113%, 2020 (n)	104,000	119,337
Rogers Cable, Inc., 5.5%, 2014	79,000	81,570

		$325,882

Tobacco – 1.6%
Altria Group, Inc., 9.25%, 2019	$44,000	$58,273
Lorillard Tobacco Co., 8.125%, 2019	61,000	74,748

Issuer	Shares/Par	Value ($)

BONDS – continued
Tobacco – continued
Lorillard Tobacco Co., 6.875%, 2020	$50,000	$57,454
Reynolds American, Inc., 6.75%, 2017	135,000	156,436
Reynolds American, Inc., 4.75%, 2042	124,000	110,740

		$457,651

Transportation – Services – 0.4%
ERAC USA Finance Co., 6.375%, 2017 (n)	$110,000	$127,728

U.S. Government Agencies and Equivalents – 1.4%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$20,000	$20,875
Small Business Administration, 6.35%, 2021	27,042	29,845
Small Business Administration, 4.34%, 2024	71,041	76,657
Small Business Administration, 4.99%, 2024	83,955	91,561
Small Business Administration, 4.86%, 2025	101,880	111,666
Small Business Administration, 4.625%, 2025	40,563	44,129
Small Business Administration, 5.11%, 2025	37,210	40,933

		$415,666

Utilities – Electric Power – 3.0%
CMS Energy Corp., 4.25%, 2015	$90,000	$95,450
CMS Energy Corp., 5.05%, 2022	64,000	69,146
Duke Energy Corp., 3.35%, 2015	140,000	145,817
Exelon Generation Co. LLC, 5.35%, 2014	40,000	40,963
Exelon Generation Co. LLC, 5.2%, 2019	65,000	71,481
Exelon Generation Co. LLC, 4.25%, 2022	21,000	21,002
Oncor Electric Delivery Co., 4.1%, 2022	95,000	98,018
Pacific Gas & Electric Co., 3.25%, 2023	95,000	93,031
PPL WEM Holdings PLC, 3.9%, 2016 (n)	110,000	114,961
Progress Energy, Inc., 3.15%, 2022	127,000	121,650

		$871,519

Total Bonds (Identified Cost, $18,068,192)		$18,470,564

	Strike Price	First Exercise

WARRANTS – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $7,035) (a)	$0.01	7/14/10	3	$20,100

COMMON STOCKS – 0.0%
Printing & Publishing – 0.0%
American Media Operations, Inc. (Identified Cost, $12,248) (a)			858	$4,505

7

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 33.8%
MFS High Yield Pooled Portfolio (v) (Identified Cost, $9,637,582)	1,004,619	$9,744,815

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	366,776	$366,776

Total Investments (Identified Cost, $28,091,833)		$28,606,760

OTHER ASSETS, LESS LIABILITIES – 0.7%		209,074

Net Assets – 100.0%		$28,815,834

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,094,492 representing 14.2% of net assets.

(p)	Payment-in-kind security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.795%, 2040	3/01/06	$157,298	$75,958
Falcon Franchise Loan LLC, FRN, 11.464%, 2025	1/29/03	3,743	6,978
First Union National Bank Commercial Mortgage Trust, FRN, 1.893%, 2043	12/11/03	36	93
Glencore Funding LLC, FRN, 1.431%, 2016	5/22/13	70,000	68,161
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039	7/20/04	5,650	7,614
Total Restricted Securities			$158,804
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

SEK	Swedish Krona

8

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/13

Forward Foreign Currency Exchange Contracts at 6/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	4,769	7/16/13	$4,863	$4,357	$506
SELL	AUD	Westpac Banking Corp.	25,866	7/16/13	26,912	23,632	3,280
SELL	CAD	Goldman Sachs International	13,979	7/16/13	13,855	13,288	567
SELL	CAD	Merrill Lynch International Bank	88,326	7/16/13	86,673	83,956	2,717
SELL	DKK	Deutsche Bank AG	142,358	7/16/13	24,960	24,847	113
SELL	EUR	Citibank N.A.	98,604	7/16/13	129,085	128,355	730
SELL	EUR	Deutsche Bank AG	107,775	7/16/13	140,997	140,294	703
SELL	EUR	Goldman Sachs International	66,943	7/16/13	87,642	87,141	501
SELL	EUR	JPMorgan Chase Bank N.A.	81,221	7/16/13	106,171	105,728	443
SELL	GBP	Credit Suisse Group	93,848	7/16/13	143,811	142,724	1,087
SELL	GBP	Deutsche Bank AG	93,848	7/16/13	143,815	142,724	1,091
SELL	GBP	Goldman Sachs International	8,293	7/16/13	12,832	12,611	221
BUY	JPY	Credit Suisse Group	12,364,973	7/16/13	124,218	124,679	461
BUY	JPY	Merrill Lynch International Bank	12,364,975	7/16/13	124,188	124,679	491
SELL	JPY	Goldman Sachs International	344,791	7/16/13	3,486	3,477	9
SELL	SEK	Deutsche Bank AG	82,691	7/16/13	12,898	12,327	571

							$13,491

Liability Derivatives
BUY	EUR	Deutsche Bank AG	248,350	7/16/13	$325,736	$323,283	$(2,453)
BUY	GBP	Barclays Bank PLC	70,276	7/16/13	109,317	106,876	(2,441)
BUY	JPY	Citibank N.A.	15,730,449	7/16/13	159,179	158,613	(566)

							$(5,460)

Futures Contracts Outstanding at 6/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	17	$2,151,563	September - 2013	$48,417

At June 30, 2013, the fund had liquid securities with an aggregate value of $20,041 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

9

MFS Strategic Income Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $18,087,475)	$18,495,169
Underlying affiliated funds, at value (identified cost, $10,004,358)	10,111,591
Total investments, at value (identified cost, $28,091,833)	$28,606,760
Receivables for
Forward foreign currency exchange contracts	13,491
Daily variation margin on open futures contracts	1,328
Investments sold	28,751
Fund shares sold	3,161
Interest	234,198
Receivable from investment adviser	8,312
Other assets	202
Total assets		$28,896,203
Liabilities
Payable to custodian	$10,358
Payables for
Forward foreign currency exchange contracts	5,460
Investments purchased	295
Fund shares reacquired	33,346
Payable to affiliates
Shareholder servicing costs	316
Distribution and/or service fees	139
Payable for independent Trustees’ compensation	195
Accrued expenses and other liabilities	30,260
Total liabilities		$80,369
Net assets		$28,815,834
Net assets consist of
Paid-in capital	$27,392,540
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	571,196
Accumulated net realized gain (loss) on investments and foreign currency	(1,219,643)
Undistributed net investment income	2,071,741
Net assets		$28,815,834
Shares of beneficial interest outstanding		2,801,830

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$23,733,176	2,299,974	$10.32
Service Class	5,082,658	501,856	10.13

See Notes to Financial Statements

10

MFS Strategic Income Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Interest	$570,924
Dividends	1,221
Dividends from underlying affiliated funds	190,813
Total investment income		$762,958
Expenses
Management fee	$105,695
Distribution and/or service fees	6,672
Shareholder servicing costs	4,571
Administrative services fee	8,679
Independent Trustees’ compensation	609
Custodian fee	9,732
Shareholder communications	6,016
Audit and tax fees	34,354
Legal fees	205
Miscellaneous	10,109
Total expenses		$186,642
Fees paid indirectly	(14)
Reduction of expenses by investment adviser	(58,948)
Net expenses		$127,680
Net investment income		$635,278
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$191,626
Underlying affiliated funds	123,393
Futures contracts	13,172
Foreign currency	(57,107)
Net realized gain (loss) on investments and foreign currency		$271,084
Change in unrealized appreciation (depreciation)
Investments	$(1,466,589)
Futures contracts	43,586
Translation of assets and liabilities in foreign currencies	48,457
Net unrealized gain (loss) on investments and foreign currency translation		$(1,374,546)
Net realized and unrealized gain (loss) on investments and foreign currency		$(1,103,462)
Change in net assets from operations		$(468,184)

See Notes to Financial Statements

11

MFS Strategic Income Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$635,278	$1,392,943
Net realized gain (loss) on investments and foreign currency	271,084	788,435
Net unrealized gain (loss) on investments and foreign currency translation	(1,374,546)	1,076,329
Change in net assets from operations	$(468,184)	$3,257,707
Distributions declared to shareholders
From net investment income	$—	$(1,790,008)
Change in net assets from fund share transactions	$(1,357,211)	$(2,171,745)
Total change in net assets	$(1,825,395)	$(704,046)
Net assets
At beginning of period	30,641,229	31,345,275
At end of period (including undistributed net investment income of $2,071,741 and $1,436,463, respectively)	$28,815,834	$30,641,229

See Notes to Financial Statements

12

MFS Strategic Income Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011		2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$10.49		$10.04	$10.14		$9.68	$8.72	$10.55
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.46	$0.48		$0.50	$0.51	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		0.61	(0.01)		0.45	1.41	(1.76)
Total from investment operations	$(0.17)		$1.07	$0.47		$0.95	$1.92	$(1.20)
Less distributions declared to shareholders
From net investment income	$—		$(0.62)	$(0.57)		$(0.49)	$(0.96)	$(0.63)
Net asset value, end of period (x)	$10.32		$10.49	$10.04		$10.14	$9.68	$8.72
Total return (%) (k)(r)(s)(x)	(1.62	)(n)	10.86	4.74		10.11	24.25	(12.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.24	1.12		1.14	1.18	1.21
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80		0.82	0.85	0.85
Net investment income	4.25	(a)	4.45	4.69		5.07	5.63	5.66
Portfolio turnover	15	(n)	40	30		46	52	41
Net assets at end of period (000 omitted)	$23,733		$25,349	$25,048		$28,120	$27,652	$20,331

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011		2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$10.31		$9.87	$9.97		$9.53	$8.60	$10.40
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.43	$0.45		$0.47	$0.48	$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		0.60	(0.00	)(w)	0.44	1.39	(1.73)
Total from investment operations	$(0.18)		$1.03	$0.45		$0.91	$1.87	$(1.20)
Less distributions declared to shareholders
From net investment income	$—		$(0.59)	$(0.55)		$(0.47)	$(0.94)	$(0.60)
Net asset value, end of period (x)	$10.13		$10.31	$9.87		$9.97	$9.53	$8.60
Total return (%) (k)(r)(s)(x)	(1.75	)(n)	10.60	4.53		9.79	23.88	(12.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.44	(a)	1.49	1.37		1.39	1.43	1.47
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05		1.07	1.10	1.10
Net investment income	4.00	(a)	4.20	4.44		4.83	5.40	5.46
Portfolio turnover	15	(n)	40	30		46	52	41
Net assets at end of period (000 omitted)	$5,083		$5,292	$6,298		$6,741	$6,749	$5,834

See Notes to Financial Statements

13

MFS Strategic Income Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	For the six months ended June 30, 2013, in addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

MFS Strategic Income Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

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MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$20,100	$4,505	$24,605
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	415,666	—	415,666
Non-U.S. Sovereign Debt	—	2,792,634	—	2,792,634
Municipal Bonds	—	87,062	—	87,062
U.S. Corporate Bonds	—	10,734,136	—	10,734,136
Residential Mortgage-Backed Securities	—	295,874	—	295,874
Commercial Mortgage-Backed Securities	—	27,811	—	27,811
Asset-Backed Securities (including CDOs)	—	107,382	—	107,382
Foreign Bonds	—	4,009,999	—	4,009,999
Mutual Funds	10,111,591	—	—	10,111,591
Total Investments	$10,111,591	$18,490,664	$4,505	$28,606,760

Other Financial Instruments
Futures Contracts	$48,417	$—	$—	$48,417
Forward Foreign Currency Exchange Contracts	—	8,031	—	8,031

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$4,076
Change in unrealized appreciation (depreciation)	429
Balance as of 6/30/13	$4,505

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2013 is $429.

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MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$48,417	$—
Foreign Exchange	Forward Foreign Currency Exchange	13,491	(5,460)
Total		$61,908	$(5,460)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$13,172	$—
Foreign Exchange	—	(56,854)
Total	$13,172	$(56,854)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$43,586	$—
Foreign Exchange	—	49,428
Total	$43,586	$49,428

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and

17

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

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MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals and, derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$1,790,008

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$28,250,550
Gross appreciation	1,022,373
Gross depreciation	(666,163)
Net unrealized appreciation (depreciation)	$356,210

As of 12/31/12
Undistributed ordinary income	1,514,729
Capital loss carryforwards	(1,277,691)
Other temporary differences	(142,164)
Net unrealized appreciation (depreciation)	1,796,604

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 30, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(327,441)
12/31/17	(950,250)
Total	$(1,277,691)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$1,490,845
Service Class	—	299,163
Total	$—	$1,790,008

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Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $41, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual operating expenses do not exceed 0.80% of average daily net assets for the Initial Class shares and 1.05% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2013, this reduction amounted to $58,849 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $4,291, which equated to 0.0284% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $280.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0575% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $121 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $58, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

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MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS High Yield Pooled Portfolio (the “High Yield Pooled Portfolio”). MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. MFS Pooled Portfolios are designed to be used by MFS funds to invest in a particular security type rather than invest in the security type directly. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly.

At close of business on March 22, 2013, the fund and certain other MFS funds transferred high income debt instruments, accrued interest and cash to the High Yield Pooled Portfolio, a series of MFS Series Trust III, in exchange for shares of the High Yield Pooled Portfolio. The purpose of the transaction was to pool the portion of the assets of the fund and certain other MFS funds invested in high income debt instruments in the High Yield Pooled Portfolio. The transfer was accomplished by a tax-free exchange by the fund of investments valued at approximately $9,776,794 with a cost basis of approximately $9,245,917, accrued interest of approximately $190,195 and cash of approximately $129,297 for approximately 1,009,629 shares of the High Yield Pooled Portfolio (valued at approximately $10,096,286). For financial reporting purposes, investments transferred and shares received by the fund were recorded at fair value; however, the cost basis of the investments delivered to the High Yield Pooled Portfolio was carried forward to the shares received. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. The High Yield Pooled Portfolio does not charge a management fee, distribution and/or service fee, or sales charge.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$44,650
Investments (non-U.S. Government securities)	$4,274,221	$4,952,184

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	253,491	$2,677,281	396,729	$4,105,591
Service Class	44,361	457,961	54,317	555,317
	297,852	$3,135,242	451,046	$4,660,908
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	147,171	$1,490,845
Service Class	—	—	30,006	299,163
	—	$—	177,177	$1,790,008
Shares reacquired
Initial Class	(370,713)	$(3,912,401)	(622,601)	$(6,484,155)
Service Class	(55,982)	(580,052)	(209,193)	(2,138,506)
	(426,695)	$(4,492,453)	(831,794)	$(8,622,661)
Net change
Initial Class	(117,222)	$(1,235,120)	(78,701)	$(887,719)
Service Class	(11,621)	(122,091)	(124,870)	(1,284,026)
	(128,843)	$(1,357,211)	(203,571)	$(2,171,745)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $83 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

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Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	—	1,088,753	(84,134)	1,004,619
MFS Institutional Money Market Portfolio	523,656	5,299,533	(5,456,413)	366,776

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$123,393	$—	$190,373	$9,744,815
MFS Institutional Money Market Portfolio	—	—	440	366,776
Total	$123,393	$—	$190,813	$10,111,591

(8)	Subsequent Event

On April 9, 2013, the Board of Trustees of the fund approved the proposed Agreement and Plan of Reorganization, whereby MFS Strategic Income Series would be reorganized into MFS Strategic Income Portfolio, a portfolio of MFS Variable Insurance Trust II. The Agreement and Plan of Reorganization is subject to the approval of the shareholders of the MFS Strategic Income Series. The proposed Agreement and Plan of Reorganization provides for the transfer of the assets of the MFS Strategic Income Series to the MFS Strategic Income Portfolio and the assumption by the MFS Strategic Income Portfolio of the liabilities of the MFS Strategic Income Series in exchange solely for shares of beneficial interest in the Strategic Income Portfolio. Immediately following the transfer, the MFS Strategic Income Portfolio shares received by the MFS Strategic Income Series will be distributed to shareholders, pro rata, and the MFS Startegic Income Series will be liquidated and terminated. On August 8, 2013, shareholders approved the reorganization. It is expected that the reorganization will occur on or around August 16, 2013.

22

MFS Strategic Income Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

23

SEMIANNUAL REPORT

June 30, 2013

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

VTR-SEM

MFS® TOTAL RETURN SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Total Return Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 0.875%, 2016	3.4%
U.S. Treasury Bonds, 4.5%, 2039	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	1.8%
Exxon Mobil Corp.	1.8%
Philip Morris International, Inc.	1.8%
Fannie Mae, 5.5%, 30 Years	1.7%
Pfizer, Inc.	1.7%
Wells Fargo & Co.	1.5%
Lockheed Martin Corp.	1.3%

Composition including fixed income credit quality (a)(i)
AAA	1.7%
AA	1.3%
A	4.6%
BBB	6.1%
BB	0.4%
CCC (o)	0.0%
CC	0.1%
C (o)	0.0%
U.S. Government	11.2%
Federal Agencies	12.9%
Not Rated (o)	0.0%
Non-Fixed Income	60.7%
Cash & Other	1.0%

Equity sectors
Financial Services	13.1%
Health Care	7.6%
Consumer Staples	6.4%
Energy	5.9%
Industrial Goods & Services	5.6%
Utilities & Communications	4.4%
Leisure	4.2%
Technology	4.2%
Retailing	3.3%
Basic Materials	2.4%
Autos & Housing	2.1%
Transportation	0.8%
Special Products & Services	0.7%

Fixed income sectors (i)
Mortgage-Backed Securities	12.6%
U.S. Treasury Securities	11.2%
High Grade Corporates	9.1%
Commercial Mortgage-Backed Securities	2.4%
Emerging Markets Bonds	1.4%
Non-U.S. Government Bonds	0.7%
U.S. Government Agencies	0.3%
High Yield Corporates	0.3%
Asset-Backed Securities	0.2%
Collateralized Debt Obligations	0.1%

2

MFS Total Return Series

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(o)	Less that 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

3

MFS Total Return Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.77%	$1,000.00	$1,083.79	$3.98
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
Service Class	Actual	1.02%	$1,000.00	$1,082.32	$5.27
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s next six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.72% and 0.97% for Initial Class and Service Class, respectively; the actual expenses paid during the period would have been approximately $3.72 and $5.01 for Initial Class and Service Class, respectively; and the hypothetical expenses paid during the period would have been approximately $3.61 and $4.86 for Initial Class and Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

MFS Total Return Series

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 60.3%
Aerospace – 3.4%
General Dynamics Corp.	29,624	$2,320,436
Honeywell International, Inc.	221,230	17,552,388
Lockheed Martin Corp.	239,143	25,937,450
Northrop Grumman Corp.	48,343	4,002,800
Precision Castparts Corp.	10,508	2,374,913
United Technologies Corp.	174,524	16,220,261

		$68,408,248

Airlines – 0.1%
Copa Holdings S.A., “A”	15,965	$2,093,331

Alcoholic Beverages – 0.5%
Diageo PLC	357,321	$10,249,123

Automotive – 1.6%
Delphi Automotive PLC	276,470	$14,014,264
General Motors Co. (a)	146,720	4,887,243
Johnson Controls, Inc.	227,992	8,159,834
Magna International, Inc.	80,230	5,710,771

		$32,772,112

Broadcasting – 1.6%
News Corp., “A”	64,274	$2,095,332
Omnicom Group, Inc.	118,400	7,443,808
Time Warner, Inc.	59,420	3,435,664
Viacom, Inc., “B”	75,907	5,165,471
Walt Disney Co.	216,468	13,669,954

		$31,810,229

Brokerage & Asset Managers – 0.7%
BlackRock, Inc.	26,271	$6,747,706
Franklin Resources, Inc.	48,786	6,635,872
NASDAQ OMX Group, Inc.	31,340	1,027,639

		$14,411,217

Business Services – 0.7%
Accenture PLC, “A”	133,627	$9,615,799
Dun & Bradstreet Corp.	11,680	1,138,216
Fidelity National Information Services, Inc.	15,080	646,027
Fiserv, Inc. (a)	22,903	2,001,951

		$13,401,993

Cable TV – 1.4%
Comcast Corp., “Special A”	423,150	$16,786,361
Time Warner Cable, Inc.	99,620	11,205,258

		$27,991,619

Chemicals – 1.5%
3M Co.	134,518	$14,709,543
Celanese Corp.	53,164	2,381,747
LyondellBasell Industries N.V., “A”	34,420	2,280,669
PPG Industries, Inc.	80,320	11,759,651

		$31,131,610

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 1.2%
CA, Inc.	51,230	$1,466,715
Microsoft Corp.	334,200	11,539,926
Oracle Corp.	298,923	9,182,915
Symantec Corp.	79,420	1,784,567

		$23,974,123

Computer Software – Systems – 1.8%
Apple, Inc.	13,444	$5,324,900
Canon, Inc.	97,500	3,202,261
Hewlett-Packard Co.	573,261	14,216,873
International Business Machines Corp.	54,756	10,464,419
Western Digital Corp.	44,450	2,759,901

		$35,968,354

Construction – 0.3%
Stanley Black & Decker, Inc.	71,900	$5,557,870

Consumer Products – 0.8%
Nu Skin Enterprises, Inc., “A”	38,210	$2,335,395
Procter & Gamble Co.	142,791	10,993,479
Reckitt Benckiser Group PLC	34,455	2,442,512

		$15,771,386

Containers – 0.1%
Packaging Corp. of America	31,440	$1,539,302

Electrical Equipment – 1.3%
Danaher Corp.	240,692	$15,235,804
Pentair Ltd.	37,513	2,164,125
Siemens AG	30,059	3,038,156
Tyco International Ltd.	193,981	6,391,674

		$26,829,759

Electronics – 0.8%
Hoya Corp.	78,600	$1,612,770
Intel Corp.	118,723	2,875,471
Microchip Technology, Inc.	247,600	9,223,100
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	165,610	3,033,975

		$16,745,316

Energy – Independent – 2.4%
Anadarko Petroleum Corp.	69,360	$5,960,105
Apache Corp.	88,313	7,403,279
Canadian Natural Resources Ltd.	65,390	1,847,921
EOG Resources, Inc.	19,887	2,618,720
EQT Corp.	40,740	3,233,534
HollyFrontier Corp.	90,800	3,884,424
Marathon Petroleum Corp.	43,640	3,101,058
Noble Energy, Inc.	111,842	6,714,994
Occidental Petroleum Corp.	114,814	10,244,853
Valero Energy Corp.	97,030	3,373,733

		$48,382,621

5

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 3.2%
Chevron Corp.	205,007	$24,260,528
Exxon Mobil Corp.	394,252	35,620,668
Royal Dutch Shell PLC, “A”	173,738	5,544,187

		$65,425,383

Engineering – Construction – 0.1%
Fluor Corp.	39,100	$2,319,021

Food & Beverages – 2.3%
Coca-Cola Co.	74,734	$2,997,581
Coca-Cola Enterprises, Inc.	39,224	1,379,116
Dr Pepper Snapple Group, Inc.	41,407	1,901,824
General Mills, Inc.	232,350	11,275,946
Groupe Danone	94,097	7,062,272
Ingredion, Inc.	27,650	1,814,393
J.M. Smucker Co.	11,190	1,154,249
Kellogg Co.	22,838	1,466,885
Kraft Foods Group, Inc.	15,055	841,123
Mondelez International, Inc.	82,237	2,346,222
Nestle S.A.	167,162	10,933,469
PepsiCo, Inc.	17,373	1,420,938
Tyson Foods, Inc., “A”	86,190	2,213,359

		$46,807,377

Food & Drug Stores – 1.7%
CVS Caremark Corp.	317,230	$18,139,211
Kroger Co.	238,180	8,226,737
Safeway, Inc.	71,020	1,680,333
Walgreen Co.	158,460	7,003,932

		$35,050,213

Gaming & Lodging – 0.1%
Wynn Resorts Ltd.	17,509	$2,241,152

General Merchandise – 1.3%
Kohl’s Corp.	91,410	$4,617,119
Macy’s, Inc.	135,250	6,492,000
Target Corp.	229,210	15,783,401

		$26,892,520

Health Maintenance Organizations – 0.1%
Aetna, Inc.	15,990	$1,016,005

Insurance – 4.3%
ACE Ltd.	135,947	$12,164,538
American International Group, Inc. (a)	121,970	5,452,059
Aon PLC	105,171	6,767,754
Chubb Corp.	32,684	2,766,701
Delta Lloyd N.V.	213,540	4,254,184
MetLife, Inc.	446,680	20,440,077
Prudential Financial, Inc.	238,730	17,434,452
Swiss Re Ltd.	24,930	1,846,727
Travelers Cos., Inc.	115,084	9,197,513
Validus Holdings Ltd.	156,930	5,668,312
Zurich Insurance Group AG	4,987	1,292,424

		$87,284,741

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 0.4%
Google, Inc., “A” (a)	6,126	$5,393,147
Yahoo!, Inc. (a)	81,040	2,034,914

		$7,428,061

Leisure & Toys – 0.7%
Activision Blizzard, Inc.	375,660	$5,356,912
Hasbro, Inc.	105,177	4,715,085
Mattel, Inc.	53,940	2,444,021
Polaris Industries, Inc.	15,720	1,493,400

		$14,009,418

Machinery & Tools – 0.7%
Cummins, Inc.	35,371	$3,836,339
Eaton Corp. PLC	111,894	7,363,744
Illinois Tool Works, Inc.	51,787	3,582,107

		$14,782,190

Major Banks – 6.8%
Bank of America Corp.	403,279	$5,186,168
Bank of New York Mellon Corp.	438,717	12,306,012
BOC Hong Kong Holdings Ltd.	487,500	1,488,862
Goldman Sachs Group, Inc.	100,248	15,162,510
JPMorgan Chase & Co.	850,304	44,887,548
Mizuho Financial Group, Inc.	1,986,800	4,135,246
Morgan Stanley	130,251	3,182,032
PNC Financial Services Group, Inc.	73,120	5,331,910
State Street Corp.	145,408	9,482,056
Sumitomo Mitsui Financial Group, Inc.	62,400	2,862,674
Wells Fargo & Co.	742,610	30,647,515
Westpac Banking Corp.	129,550	3,391,539

		$138,064,072

Medical & Health Technology & Services – 0.5%
AmerisourceBergen Corp.	52,450	$2,928,284
Express Scripts Holding Co. (a)	81,364	5,019,345
Quest Diagnostics, Inc.	30,660	1,858,916

		$9,806,545

Medical Equipment – 1.8%
Abbott Laboratories	156,394	$5,455,023
Becton, Dickinson & Co.	8,537	843,712
Covidien PLC	118,437	7,442,581
Medtronic, Inc.	92,421	4,756,909
St. Jude Medical, Inc.	150,847	6,883,149
Thermo Fisher Scientific, Inc.	129,348	10,946,721

		$36,328,095

Metals & Mining – 0.3%
Iluka Resources Ltd.	210,464	$1,900,166
Rio Tinto Ltd.	62,880	2,577,234
Vale S.A., ADR	195,160	2,566,354

		$7,043,754

Natural Gas – Distribution – 0.2%
GDF SUEZ	210,817	$4,110,574

6

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Pipeline – 0.2%
Williams Cos., Inc.	120,606	$3,916,077

Oil Services – 0.2%
Noble Corp.	75,797	$2,848,451
Schlumberger Ltd.	26,013	1,864,092

		$4,712,543

Other Banks & Diversified Financials – 0.9%
American Express Co.	33,007	$2,467,603
Fifth Third Bancorp	71,820	1,296,351
MasterCard, Inc., “A”	2,914	1,674,093
SunTrust Banks, Inc.	57,720	1,822,220
Visa, Inc., “A”	31,998	5,847,635
Western Union Co.	177,244	3,032,645
Zions Bancorporation	83,617	2,414,859

		$18,555,406

Pharmaceuticals – 5.3%
AbbVie, Inc.	107,980	$4,463,893
Bayer AG	23,910	2,549,861
Bristol-Myers Squibb Co.	130,640	5,838,302
Eli Lilly & Co.	125,770	6,177,822
Johnson & Johnson	421,990	36,232,061
Merck & Co., Inc.	250,630	11,641,764
Pfizer, Inc.	1,211,156	33,924,480
Roche Holding AG	9,640	2,388,641
Teva Pharmaceutical Industries Ltd., ADR	51,230	2,008,216
Valeant Pharmaceuticals International, Inc. (a)	21,150	1,820,592
Zoetis, Inc.	10,353	319,804

		$107,365,436

Printing & Publishing – 0.2%
McGraw-Hill Cos., Inc.	32,780	$1,743,568
Moody’s Corp.	37,677	2,295,660

		$4,039,228

Railroad & Shipping – 0.2%
Canadian National Railway Co.	18,533	$1,802,705
Union Pacific Corp.	13,349	2,059,484

		$3,862,189

Real Estate – 0.4%
Annaly Mortgage Management, Inc., REIT	200,840	$2,524,559
Corio N.V., REIT	32,254	1,278,867
Digital Realty Trust, Inc., REIT	34,150	2,083,150
EPR Properties, REIT	35,780	1,798,661

		$7,685,237

Restaurants – 0.3%
McDonald’s Corp.	53,802	$5,326,398

Specialty Chemicals – 0.5%
Air Products & Chemicals, Inc.	84,444	$7,732,537
FMC Corp.	33,940	2,072,376

		$9,804,913

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.2%
Advance Auto Parts, Inc.	27,893	$2,264,075
Staples, Inc.	171,125	2,714,043

		$4,978,118

Telecommunications – Wireless – 0.3%
Vodafone Group PLC	1,764,963	$5,064,947

Telephone Services – 2.1%
AT&T, Inc.	325,804	$11,533,462
Bezeq – The Israel Telecommunication Corp. Ltd.	613,380	815,300
CenturyLink, Inc.	153,391	5,422,372
Frontier Communications Corp. (l)	1,444,010	5,848,241
TDC A.S.	396,969	3,211,504
Telecom Italia S.p.A. - Savings Shares	2,223,875	1,228,863
Telefonica Brasil S.A., ADR	103,010	2,350,688
Verizon Communications, Inc.	175,020	8,810,507
Windstream Corp. (l)	367,810	2,835,815

		$42,056,752

Tobacco – 2.8%
Altria Group, Inc.	156,083	$5,461,344
Lorillard, Inc.	351,260	15,343,037
Philip Morris International, Inc.	409,178	35,442,998

		$56,247,379

Trucking – 0.5%
United Parcel Service, Inc., “B”	113,124	$9,782,964

Utilities – Electric Power – 1.5%
American Electric Power Co., Inc.	115,730	$5,182,389
Companhia Energetica de Minas Gerais, IPS	187,800	1,675,711
Duke Energy Corp.	29,370	1,982,475
Fortum Corp.	105,165	1,964,556
NRG Energy, Inc.	241,190	6,439,773
PG&E Corp.	96,490	4,412,488
PPL Corp.	186,540	5,644,700
Public Service Enterprise Group, Inc.	95,640	3,123,602

		$30,425,694

Total Common Stocks (Identified Cost, $1,074,046,240)		$1,219,470,615

BONDS – 38.0%
Agency – Other – 0.1%
Financing Corp., 9.65%, 2018	$740,000	$1,025,841

Asset-Backed & Securitized – 2.7%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.795%, 2040 (z)	$1,893,237	$914,236
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	478,769	479,056
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	4,124,280	4,540,156
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	3,818,128	4,263,429

7

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	$1,003,497	$949,363
Goldman Sachs Mortgage Securities Corp., FRN, 5.981%, 2045	5,738,908	6,395,198
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	6,283,805
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	2,612,466
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.125%, 2051	5,259,422	5,465,933
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	2,680,657
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.383%, 2041	2,550,000	2,613,811
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,029,922	3,315,198
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.038%, 2050	808,563	842,622
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	4,602,142	5,142,318
Morgan Stanley Capital I, Inc., FRN, 1.117%, 2030 (i)(n)	1,536,064	45,302
Race Point CLO Ltd., “A1A”, FRN, 0.474%, 2021 (n)	1,910,000	1,875,803
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	34,615	34,548
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	2,056,358	1,178,959
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,586,422	1,591,181
Wachovia Bank Commercial Mortgage Trust, FRN, 5.937%, 2049	2,609,347	2,918,529

		$54,142,570

Automotive – 0.3%
Hyundai Capital America, 2.125%, 2017 (n)	$154,000	$148,884
Toyota Motor Credit Corp., 3.2%, 2015	1,430,000	1,494,971
Toyota Motor Credit Corp., 3.4%, 2021	2,050,000	2,031,351
Volkswagen International Finance N.V., 2.375%, 2017 (n)	1,948,000	1,977,469

		$5,652,675

Broadcasting – 0.2%
Discovery Communications, Inc., 4.875%, 2043	$1,420,000	$1,312,655
News America, Inc., 8.5%, 2025	1,586,000	2,017,988

		$3,330,643

Cable TV – 0.4%
Comcast Corp., 2.85%, 2023	$2,290,000	$2,174,099
DIRECTV Holdings LLC, 4.6%, 2021	1,270,000	1,317,172
Time Warner Entertainment Co. LP, 8.375%, 2033	3,421,000	4,032,052

		$7,523,323

Issuer	Shares/Par	Value ($)

BONDS – continued
Computer Software – Systems – 0.0%
Apple, Inc., 3.85%, 2043	$842,000	$747,891

Conglomerates – 0.1%
ABB Finance (USA), Inc., 2.875%, 2022	$703,000	$673,517
General Electric Co., 2.7%, 2022	1,450,000	1,372,270
United Technologies Corp., 3.1%, 2022	970,000	958,194

		$3,003,981

Consumer Services – 0.0%
eBay, Inc., 1.35%, 2017	$657,000	$645,732

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,074,000	$1,155,717

Emerging Market Quasi-Sovereign – 0.6%
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	$2,350,000	$2,269,061
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	746,000	725,962
Gaz Capital S.A., 3.85%, 2020 (n)	651,000	605,430
Petrobras Global Finance Co., FRN, 2.414%, 2019	1,421,000	1,392,580
Petrobras International Finance Co., 5.375%, 2021	882,000	886,140
Petrobras International Finance Co., 6.75%, 2041	637,000	636,402
Petroleos Mexicanos, 8%, 2019	1,753,000	2,121,130
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	1,579,316	1,678,023
State Grid International Development Co. Ltd., 1.75%, 2018 (z)	1,029,000	986,229

		$11,300,957

Emerging Market Sovereign – 0.4%
Republic of Peru, 7.35%, 2025	$184,000	$235,520
Russian Federation, 3.625%, 2015 (z)	5,000,000	5,175,000
United Mexican States, 4.75%, 2044	3,200,000	2,848,000

		$8,258,520

Energy – Independent – 0.1%
Apache Corp., 3.25%, 2022	$959,000	$944,667
Apache Corp., 4.75%, 2043	734,000	696,209
EOG Resources, Inc., 2.625%, 2023	687,000	642,855
Hess Corp., 8.125%, 2019	700,000	877,437

		$3,161,168

Energy – Integrated – 0.5%
BP Capital Markets PLC, 4.5%, 2020	$683,000	$740,979
BP Capital Markets PLC, 4.742%, 2021	1,966,000	2,139,189
Husky Energy, Inc., 5.9%, 2014	1,758,000	1,839,183
Husky Energy, Inc., 7.25%, 2019	1,793,000	2,209,297
Total Capital International S.A., 1.55%, 2017	2,841,000	2,815,672

		$9,744,320

Financial Institutions – 0.0%
General Electric Capital Corp., 3.1%, 2023	$924,000	$872,871

8

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – 0.3%
Anheuser-Busch InBev S.A., 8%, 2039	$2,330,000	$3,353,364
Conagra Foods, Inc., 3.2%, 2023	1,168,000	1,116,925
Kraft Foods Group, Inc., 3.5%, 2022	938,000	928,881

		$5,399,170

Insurance – 0.2%
American International Group, Inc., 4.875%, 2022	$2,898,000	$3,089,048
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,060,000	1,105,664

		$4,194,712

Insurance – Health – 0.1%
WellPoint, Inc., 3.3%, 2023	$1,363,000	$1,297,512

Insurance – Property & Casualty – 0.5%
ACE Ltd., 2.7%, 2023	$2,310,000	$2,155,812
Chubb Corp., 6.375% to 2017, FRN to 2067	3,516,000	3,762,120
Marsh & McLennan Cos., Inc., 4.8%, 2021	2,110,000	2,276,409
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	990,000	1,054,350

		$9,248,691

International Market Quasi-Sovereign – 0.4%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$163,000	$169,194
KFW International Finance, Inc., 4.875%, 2019	2,980,000	3,455,310
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,664,000	1,704,934
Temasek Financial I Ltd., 2.375%, 2023 (n)	4,130,000	3,668,733

		$8,998,171

International Market Sovereign – 0.1%
Republic of Iceland, 4.875%, 2016 (n)	$2,240,000	$2,340,800

Internet – 0.1%
Baidu, Inc., 3.5%, 2022	$2,570,000	$2,296,341

Local Authorities – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$2,405,000	$3,201,801

Machinery & Tools – 0.2%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$3,508,012

Major Banks – 1.7%
ABN AMRO Bank N.V., FRN, 2.045%, 2014 (n)	$2,400,000	$2,420,832
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,100,000	1,121,215
Bank of America Corp., 7.375%, 2014	1,160,000	1,220,419
Bank of America Corp., 5.49%, 2019	2,160,000	2,328,998
Bank of America Corp., 7.625%, 2019	1,640,000	1,970,911

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	$1,042,000	$1,008,135
Commonwealth Bank of Australia, 5%, 2019 (n)	1,620,000	1,812,814
Credit Suisse New York, 5.5%, 2014	2,200,000	2,289,659
Goldman Sachs Group, Inc., 5.625%, 2017	2,680,000	2,904,544
HSBC Holdings PLC, 5.1%, 2021	1,568,000	1,722,699
ING Bank N.V., 3.75%, 2017 (n)	1,918,000	2,007,456
JPMorgan Chase & Co., 6.3%, 2019	2,000,000	2,323,396
JPMorgan Chase & Co., 3.25%, 2022	694,000	658,885
Morgan Stanley, 6.625%, 2018	3,380,000	3,831,078
PNC Funding Corp., 5.625%, 2017	2,078,000	2,305,452
Royal Bank of Scotland PLC, 2.55%, 2015	563,000	572,435
Wachovia Corp., 5.25%, 2014	2,143,000	2,238,428
Wells Fargo & Co., 2.1%, 2017	2,290,000	2,298,189

		$35,035,545

Medical & Health Technology & Services – 0.4%
Baxter International, Inc., 3.2%, 2023	$1,290,000	$1,265,333
CareFusion Corp., 6.375%, 2019	2,550,000	2,943,238
Express Scripts Holding Co., 2.65%, 2017	2,980,000	3,034,394

		$7,242,965

Metals & Mining – 0.3%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 2023 (n)	$2,320,000	$2,099,813
Rio Tinto Finance (USA) PLC, 3.5%, 2022	2,090,000	2,015,381
Vale Overseas Ltd., 4.625%, 2020	669,000	660,769
Vale Overseas Ltd., 6.875%, 2039	525,000	529,925

		$5,305,888

Mortgage-Backed – 12.5%
Fannie Mae, 4.007%, 2013	$250,294	$250,279
Fannie Mae, 4.629%, 2014	654,315	664,801
Fannie Mae, 4.826%, 2014	1,553,078	1,589,270
Fannie Mae, 4.858%, 2014	684,475	686,821
Fannie Mae, 5.19%, 2015	396,920	427,490
Fannie Mae, 5.27%, 2016	1,088,732	1,236,686
Fannie Mae, 5.661%, 2016	302,263	330,111
Fannie Mae, 5.724%, 2016	684,006	760,210
Fannie Mae, 5.5%, 2017 – 2038	34,374,461	37,495,051
Fannie Mae, 6%, 2017 – 2037	16,511,108	18,047,052
Fannie Mae, 2.578%, 2018	1,545,000	1,586,842
Fannie Mae, 3.8%, 2018	325,232	348,778
Fannie Mae, 3.91%, 2018	474,946	515,223
Fannie Mae, 4.5%, 2018 – 2041	9,023,955	9,623,174
Fannie Mae, 5%, 2018 – 2041	17,017,172	18,396,541
Fannie Mae, 4.6%, 2019	313,121	350,316
Fannie Mae, 4.88%, 2020	789,671	866,051
Fannie Mae, 3%, 2027	2,063,171	2,124,284
Fannie Mae, 2.5%, 2028	1,831,619	1,845,424
Fannie Mae, 7.5%, 2030 – 2032	183,388	217,305
Fannie Mae, 6.5%, 2031 – 2037	4,770,762	5,302,481

9

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4%, 2040 – 2041	$1,402,303	$1,464,167
Fannie Mae, 3.5%, 2041 – 2042	3,222,250	3,278,520
Fannie Mae, TBA, 2.5%, 2028	3,934,000	3,956,743
Fannie Mae, TBA, 3%, 2028	4,853,000	4,967,501
Fannie Mae, TBA, 4%, 2028	1,530,000	1,612,656
Fannie Mae, TBA, 3.5%, 2043	3,977,000	4,014,284
Fannie Mae, TBA, 4.5%, 2043	4,410,000	4,651,174
Freddie Mac, 6%, 2016 – 2037	7,841,949	8,608,295
Freddie Mac, 3.882%, 2017	839,798	906,909
Freddie Mac, 5%, 2017 – 2039	9,758,364	10,553,788
Freddie Mac, 2.303%, 2018	401,707	406,322
Freddie Mac, 2.412%, 2018	1,226,000	1,247,061
Freddie Mac, 3.154%, 2018	274,000	288,185
Freddie Mac, 4.5%, 2018 – 2039	5,470,500	5,756,935
Freddie Mac, 1.869%, 2019	824,000	800,385
Freddie Mac, 5.085%, 2019	2,793,000	3,203,406
Freddie Mac, 5.5%, 2019 – 2037	4,721,576	5,128,643
Freddie Mac, 3.808%, 2020	2,402,000	2,564,464
Freddie Mac, 6.5%, 2034 – 2038	2,910,582	3,272,887
Freddie Mac, 4%, 2040 – 2041	9,194,267	9,566,624
Freddie Mac, 3.5%, 2042 – 2043	6,145,267	6,248,351
Freddie Mac, 3%, 2043	8,066,951	7,882,099
Freddie Mac, TBA, 3%, 2043	5,289,000	5,155,122
Freddie Mac, TBA, 3.5%, 2043	6,626,000	6,679,266
Ginnie Mae, 4.5%, 2041	671,797	717,183
Ginnie Mae, 4%, 2042	2,438,886	2,563,818
Ginnie Mae, 3%, 2043	5,379,475	5,331,474
Ginnie Mae, 6%, 2032 – 2038	3,890,069	4,397,663
Ginnie Mae, 4.5%, 2033 – 2041	9,188,562	9,875,573
Ginnie Mae, 5.5%, 2033 – 2035	4,280,394	4,708,499
Ginnie Mae, 5%, 2034	938,752	1,021,065
Ginnie Mae, 3.5%, 2041 – 2042	1,800,235	1,856,722
Ginnie Mae, 4%, 2041	7,828,731	8,256,321
Ginnie Mae, TBA, 3%, 2043	2,150,000	2,126,149
Ginnie Mae, TBA, 3.5%, 2043	7,698,000	7,900,072

		$253,632,516

Natural Gas – Pipeline – 0.3%
Energy Transfer Partners LP, 3.6%, 2023	$1,267,000	$1,185,771
Enterprise Products Operating LLC, 6.5%, 2019	1,953,000	2,329,915
Kinder Morgan Energy Partners LP, 7.4%, 2031	219,000	259,670
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	1,235,506
Spectra Energy Capital LLC, 8%, 2019	1,694,000	2,143,933

		$7,154,795

Network & Telecom – 0.1%
AT&T, Inc., 5.55%, 2041	$574,000	$597,652
Telecom Italia Capital, 5.25%, 2013	2,176,000	2,203,270

		$2,800,922

Oil Services – 0.1%
Transocean, Inc., 3.8%, 2022	$1,147,000	$1,092,577

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – 1.0%
American Express Co., 5.5%, 2016	$2,287,000	$2,553,973
Banco Bradesco S.A., 6.75%, 2019 (n)	1,391,000	1,502,280
Banco de Credito del Peru, 5.375%, 2020	1,929,000	1,972,403
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	1,880,000	2,030,400
Capital One Financial Corp., 6.15%, 2016	2,872,000	3,204,899
Citigroup, Inc., 5%, 2014	2,679,000	2,784,089
Citigroup, Inc., 3.375%, 2023	798,000	763,378
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,025,000	2,455,313
Svenska Handelsbanken AB, 4.875%, 2014 (n)	2,240,000	2,324,762
Swedbank AB, 2.125%, 2017 (n)	527,000	523,780

		$20,115,277

Pharmaceuticals – 0.2%
Hospira, Inc., 6.05%, 2017	$1,927,000	$2,062,004
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	2,950,000	2,950,271

		$5,012,275

Real Estate – 0.6%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$2,010,882
ERP Operating LP, REIT, 5.375%, 2016	590,000	657,671
ERP Operating LP, REIT, 4.625%, 2021	2,097,000	2,221,254
HCP, Inc., REIT, 5.375%, 2021	1,703,000	1,847,312
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	1,768,167
WEA Finance LLC, 6.75%, 2019 (n)	604,000	713,323
WEA Finance LLC, REIT, 4.625%, 2021 (n)	2,300,000	2,426,371

		$11,644,980

Retailers – 0.4%
Gap, Inc., 5.95%, 2021	$1,420,000	$1,570,560
Home Depot, Inc., 5.95%, 2041	643,000	766,037
Limited Brands, Inc., 5.25%, 2014	779,000	808,213
Target Corp., 4%, 2042	2,356,000	2,142,462
Wal-Mart Stores, Inc., 5.25%, 2035	3,496,000	3,795,663

		$9,082,935

Supranational – 0.2%
Asian Development Bank, 2.75%, 2014	$2,220,000	$2,268,352
Asian Development Bank, 1.125%, 2017	1,340,000	1,348,442

		$3,616,794

Telecommunications – Wireless – 0.4%
American Tower Trust I, 3.07%, 2023 (n)	$2,310,000	$2,206,362
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,605,000	1,841,697
Crown Castle Towers LLC, 4.883%, 2020 (n)	830,000	892,526
Rogers Communications, Inc., 6.8%, 2018	3,340,000	4,032,322

		$8,972,907

10

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Tobacco – 0.2%
Altria Group, Inc., 2.85%, 2022	$2,370,000	$2,191,484
B.A.T. International Finance PLC, 3.25%, 2022 (n)	2,334,000	2,284,596

		$4,476,080

Transportation – Services – 0.1%
ERAC USA Finance Co., 7%, 2037 (n)	$2,572,000	$3,028,533

U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 4.77%, 2024	$394,737	$423,146
Small Business Administration, 5.18%, 2024	671,665	738,553
Small Business Administration, 4.99%, 2024	704,479	768,298
Small Business Administration, 5.11%, 2025	3,036,482	3,340,363

		$5,270,360

U.S. Treasury Obligations – 11.1%
U.S. Treasury Bonds, 8.5%, 2020	$3,204,000	$4,558,440
U.S. Treasury Bonds, 8%, 2021	366,000	530,614
U.S. Treasury Bonds, 6%, 2026	278,000	373,215
U.S. Treasury Bonds, 6.75%, 2026	2,129,000	3,048,462
U.S. Treasury Bonds, 5.375%, 2031	495,000	644,815
U.S. Treasury Bonds, 4.5%, 2036	1,109,000	1,320,576
U.S. Treasury Bonds, 5%, 2037	252,000	321,654
U.S. Treasury Bonds, 4.5%, 2039	38,155,400	45,619,550
U.S. Treasury Notes, 1.875%, 2014	19,217,000	19,436,939
U.S. Treasury Notes, 1.875%, 2014	1,365,000	1,384,195
U.S. Treasury Notes, 0.5%, 2014	8,728,000	8,756,637
U.S. Treasury Notes, 4.125%, 2015	6,910,000	7,397,480
U.S. Treasury Notes, 2.125%, 2015	11,906,000	12,309,685
U.S. Treasury Notes, 9.875%, 2015	2,793,000	3,410,951
U.S. Treasury Notes, 2.625%, 2016	1,737,000	1,832,129
U.S. Treasury Notes, 0.875%, 2016	67,839,000	67,796,601
U.S. Treasury Notes, 3.75%, 2018	15,935,000	17,813,593
U.S. Treasury Notes, 2.75%, 2019	6,001,500	6,387,847
U.S. Treasury Notes, 3.125%, 2019	514,000	557,810
U.S. Treasury Notes, 3.5%, 2020	18,971,000	20,988,148

		$224,489,341

Utilities – Electric Power – 0.5%
MidAmerican Funding LLC, 6.927%, 2029	$387,000	$479,937
Oncor Electric Delivery Co., 7%, 2022	1,822,000	2,261,696

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Pacific Gas & Electric Co., 4.6%, 2043	$1,840,000	$1,811,403
PPL Corp., 3.4%, 2023	1,850,000	1,752,825
Progress Energy, Inc., 3.15%, 2022	2,519,000	2,412,885
PSEG Power LLC, 5.32%, 2016	1,603,000	1,777,953
System Energy Resources, Inc., 5.129%, 2014 (z)	215,124	216,563
Waterford 3 Funding Corp., 8.09%, 2017	111,124	112,496

		$10,825,758

Total Bonds (Identified Cost, $750,721,112)		$769,851,867

CONVERTIBLE PREFERRED STOCKS – 0.4%
Aerospace – 0.0%
United Technologies Corp., 7.5%	10,493	$622,864

Automotive – 0.2%
General Motors Co., 4.75%	77,870	$3,750,219

Utilities – Electric Power – 0.2%
PPL Corp., 9.5%	22,830	$1,196,520
PPL Corp., 8.75%	55,980	3,024,040

		$4,220,560

Total Convertible Preferred Stocks (Identified Cost, $8,691,642)		$8,593,643

MONEY MARKET FUNDS – 2.4%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	47,951,169	$47,951,169

COLLATERAL FOR SECURITIES LOANED – 0.3%
Navigator Securities Lending Prime Portfolio, 0.17%, at Cost and Net Asset Value (j)	6,563,978	$6,563,978

Total Investments (Identified Cost, $1,887,974,141)		$2,052,431,272

OTHER ASSETS, LESS LIABILITIES – (1.4)%		(29,124,512)

Net Assets – 100.0%		$2,023,306,760

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $57,212,602, representing 2.8% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

11

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.795%, 2040	3/01/06	$1,893,237	$914,236
Russian Federation, 3.625%, 2015	4/22/10	4,989,841	5,175,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,573,941	1,591,181
State Grid International Development Co. Ltd., 1.75%, 2018	5/15/13	1,027,418	986,229
System Energy Resources, Inc., 5.129%, 2014	4/16/04-11/22/04	215,567	216,563
Total Restricted Securities			$8,883,209
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

See Notes to Financial Statements

12

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,840,022,972)	$2,004,480,103
Underlying affiliated funds, at cost and value	47,951,169
Total investments, at value, including $6,278,358 of securities on loan (identified cost, $1,887,974,141)	$2,052,431,272
Cash	10,866
Receivables for
Investments sold	41,468,095
Fund shares sold	2,475,923
Interest and dividends	7,756,633
Other assets	7,095
Total assets		$2,104,149,884
Liabilities
Payables for
Investments purchased	$3,762,674
TBA purchase commitments	64,809,188
Fund shares reacquired	5,206,601
Collateral for securities loaned, at value	6,563,978
Payable to affiliates
Investment adviser	162,899
Shareholder servicing costs	1,551
Distribution and/or service fees	17,920
Payable for independent trustees’ compensation	6,264
Accrued expenses and other liabilities	312,049
Total liabilities		$80,843,124
Net assets		$2,023,306,760
Net assets consist of
Paid-in capital	$1,799,536,035
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	164,438,662
Accumulated net realized gain (loss) on investments and foreign currency	(18,810,096)
Undistributed net investment income	78,142,159
Net assets		$2,023,306,760
Shares of beneficial interest outstanding		93,532,147

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,369,135,086	63,009,388	$21.73
Service Class	654,171,674	30,522,759	21.43

See Notes to Financial Statements

13

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$17,817,577
Interest	14,621,141
Dividends from underlying affiliated funds	47,387
Foreign taxes withheld	(227,643)
Total investment income		$32,258,462
Expenses
Management fee	$8,592,869
Distribution and/or service fees	1,068,040
Shareholder servicing costs	60,052
Administrative services fee	148,298
Independent trustees’ compensation	22,226
Custodian fee	80,187
Shareholder communications	132,497
Audit and tax fees	33,656
Legal fees	15,047
Miscellaneous	43,522
Total expenses		$10,196,394
Fees paid indirectly	(148)
Reduction of expenses by investment adviser	(332,342)
Net expenses		$9,863,904
Net investment income		$22,394,558
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$204,873,833
Foreign currency	9,418
Net realized gain (loss) on investments and foreign currency		$204,883,251
Change in unrealized appreciation (depreciation)
Investments	$(28,701,050)
Translation of assets and liabilities in foreign currencies	(26,267)
Net unrealized gain (loss) on investments and foreign currency translation		$(28,727,317)
Net realized and unrealized gain (loss) on investments and foreign currency		$176,155,934
Change in net assets from operations		$198,550,492

See Notes to Financial Statements

14

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$22,394,558	$52,054,989
Net realized gain (loss) on investments and foreign currency	204,883,251	91,116,114
Net unrealized gain (loss) on investments and foreign currency translation	(28,727,317)	111,046,870
Change in net assets from operations	$198,550,492	$254,217,973
Distributions declared to shareholders
From net investment income	$—	$(62,960,127)
Change in net assets from fund share transactions	$(488,507,816)	$(311,739,490)
Total change in net assets	$(289,957,324)	$(120,481,644)
Net assets
At beginning of period	2,313,264,084	2,433,745,728
At end of period (including undistributed net investment income of $78,142,159 and $55,747,601, respectively)	$2,023,306,760	$2,313,264,084

See Notes to Financial Statements

15

MFS Total Return Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$20.05		$18.53	$18.71	$17.48	$15.42	$21.68
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.44	$0.44	$0.41	$0.44	$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	1.46		1.63	(0.12)	1.31	2.20	(4.97)
Total from investment operations	$1.68		$2.07	$0.32	$1.72	$2.64	$(4.45)
Less distributions declared to shareholders
From net investment income	$—		$(0.55)	$(0.50)	$(0.49)	$(0.58)	$(0.61)
From net realized gain on investments	—		—	—	—	—	(1.20)
Total distributions declared to shareholders	$—		$(0.55)	$(0.50)	$(0.49)	$(0.58)	$(1.81)
Net asset value, end of period (x)	$21.73		$20.05	$18.53	$18.71	$17.48	$15.42
Total return (%) (k)(r)(s)(x)	8.38	(n)	11.26	1.77	9.93	18.03	(22.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.80	0.81	0.81	0.82	0.82
Expenses after expense reductions (f)	0.77	(a)	0.77	0.78	0.81	0.82	0.80
Net investment income	2.05	(a)	2.26	2.36	2.30	2.80	2.80
Portfolio turnover	35	(n)	22	19	30	43	55
Net assets at end of period (000 omitted)	$1,369,135		$1,440,525	$1,574,503	$1,860,233	$1,967,226	$1,901,307

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$19.80		$18.31	$18.48	$17.28	$15.24	$21.44
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.39	$0.36	$0.39	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	1.44		1.60	(0.11)	1.29	2.18	(4.91)
Total from investment operations	$1.63		$1.99	$0.28	$1.65	$2.57	$(4.45)
Less distributions declared to shareholders
From net investment income	$—		$(0.50)	$(0.45)	$(0.45)	$(0.53)	$(0.55)
From net realized gain on investments	—		—	—	—	—	(1.20)
Total distributions declared to shareholders	$—		$(0.50)	$(0.45)	$(0.45)	$(0.53)	$(1.75)
Net asset value, end of period (x)	$21.43		$19.80	$18.31	$18.48	$17.28	$15.24
Total return (%) (k)(r)(s)(x)	8.23	(n)	10.93	1.58	9.63	17.72	(22.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.05	1.06	1.06	1.07	1.07
Expenses after expense reductions (f)	1.02	(a)	1.02	1.03	1.06	1.07	1.05
Net investment income	1.79	(a)	2.02	2.11	2.05	2.54	2.55
Portfolio turnover	35	(n)	22	19	30	43	55
Net assets at end of period (000 omitted)	$654,172		$872,739	$859,243	$925,027	$872,466	$804,493

See Notes to Financial Statements

16

MFS Total Return Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

17

MFS Total Return Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value

18

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,112,707,077	$—	$—	$1,112,707,077
United Kingdom	—	25,878,003	—	25,878,003
Switzerland	—	16,461,261	—	16,461,261
Japan	2,862,674	8,950,276	—	11,812,950
Canada	11,181,989		—	11,181,989
France	7,062,272	4,110,574	—	11,172,846
Brazil	6,592,753	—	—	6,592,753
Germany	5,588,017	—	—	5,588,017
Netherlands	—	5,533,051	—	5,533,051
Other Countries	7,950,821	13,185,490	—	21,136,311
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	230,785,542	—	230,785,542
Non-U.S. Sovereign Debt	—	34,515,241	—	34,515,241
U.S. Corporate Bonds	—	132,266,375	—	132,266,375
Residential Mortgage-Backed Securities	—	255,795,389	—	255,795,389
Commercial Mortgage-Backed Securities	—	48,710,603	—	48,710,603
Asset-Backed Securities (including CDOs)	—	3,269,095	—	3,269,095
Foreign Bonds	—	64,509,622	—	64,509,622
Mutual Funds	54,515,147	—	—	54,515,147
Total Investments	$1,208,460,750	$843,970,522	$—	$2,052,431,272

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $10,933,469 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $9,612,134 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign

19

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. At period end, the fund had investment securities on loan with a fair value of $6,278,358 and a related liability of $6,563,978 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The carrying value of the collateral for securities loaned approximates fair value which would have been considered level 2 under the fair value hierarchy if the collateral for securities loaned were carried at fair value. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy disclosure. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

20

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$62,960,127

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$1,904,461,851
Gross appreciation	206,070,263
Gross depreciation	(58,100,842)
Net unrealized appreciation (depreciation)	$147,969,421

As of 12/31/12
Undistributed ordinary income	55,747,601
Capital loss carryforwards	(206,583,434)
Other temporary differences	7,798
Net unrealized appreciation (depreciation)	176,048,268

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(145,924,046)
12/31/17	(60,659,388)
Total	$(206,583,434)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$41,257,304
Service Class	—	21,702,823
Total	$—	$62,960,127

21

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.75%
Next $2 billion of average daily net assets	0.65%
Average daily net assets in excess of $5 billion	0.50%

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion up to $2.5 billion, and 0.65% of average daily net assets in excess of $2.5 billion up to $3 billion. This written agreement will continue until April 30, 2014. This management fee reduction amounted to $324,913, which is shown as a reduction of total expenses in the Statement of Operations. Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $3,030, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

Effective August 1, 2013, the investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets for the first $1 billion, 0.65% of average daily net assets in excess of $1 billion up to $2.5 billion, and 0.60% of average daily net assets in excess of $2.5 billion up to $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2016.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $58,786, which equated to 0.0051% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $1,266.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0129% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $9,156 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,399, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

22

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$344,487,807	$417,839,932
Investments (non-U.S. Government securities)	$442,495,590	$828,281,586

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	736,733	$15,810,245	1,388,031	$27,195,466
Service Class	4,023,985	85,031,516	5,450,651	105,686,433
	4,760,718	$100,841,761	6,838,682	$132,881,899
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,117,931	$41,257,304
Service Class	—	—	1,126,834	21,702,823
	—	$—	3,244,765	$62,960,127
Shares reacquired
Initial Class	(9,575,702)	$(205,461,451)	(16,612,377)	$(325,336,787)
Service Class	(17,574,542)	(383,888,126)	(9,435,964)	(182,244,729)
	(27,150,244)	$(589,349,577)	(26,048,341)	$(507,581,516)
Net change
Initial Class	(8,838,969)	$(189,651,206)	(13,106,415)	$(256,884,017)
Service Class	(13,550,557)	(298,856,610)	(2,858,479)	(54,855,473)
	(22,389,526)	$(488,507,816)	(15,964,894)	$(311,739,490)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $6,364 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	61,232,279	296,410,170	(309,691,280)	47,951,169

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$47,387	$47,951,169

23

MFS Total Return Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

24

SEMIANNUAL REPORT

June 30, 2013

MFS® UTILITIES SERIES

MFS® Variable Insurance Trust

VUF-SEM

MFS® UTILITIES SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Utilities Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Comcast Corp., “Special A”	3.8%
Energias de Portugal S.A.	3.0%
Kinder Morgan, Inc.	2.8%
Calpine Corp.	2.7%
Edison International	2.6%
CMS Energy Corp.	2.5%
NRG Energy, Inc.	2.5%
Time Warner Cable, Inc.	2.3%
AES Corp.	2.1%
EQT Corp.	2.0%

Top five industries (i)
Utilities-Electric Power	45.7%
Cable TV	10.6%
Natural Gas-Pipeline	8.9%
Telecommunications-Wireless	8.7%
Natural Gas-Pipeline	8.0%

Issuer country weightings (i)(x)
United States	67.3%
Brazil	5.9%
Portugal	5.0%
Spain	3.9%
United Kingdom	2.6%
Russia	1.7%
Canada	1.5%
Italy	1.4%
Israel	1.3%
Other Countries	9.4%

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.81%	$1,000.00	$1,096.63	$4.21
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$1,095.27	$5.51
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Utilities Series

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 90.9%
Broadcasting – 0.0%
SIRIUS XM Radio, Inc.	125,530	$420,521

Cable TV – 10.6%
Astro Malaysia Holdings Berhad	7,604,900	$7,293,194
Comcast Corp., “Special A”	1,363,115	54,074,772
Kabel Deutschland Holding AG	45,978	5,049,910
Liberty Global PLC, “A” (a)	271,209	20,091,163
Liberty Global PLC, “C” (a)	148,797	10,101,828
Telenet Group Holding N.V.	74,485	3,410,306
Time Warner Cable, Inc.	287,443	32,331,589
Ziggo N.V.	414,476	16,546,252

		$148,899,014

Energy – Independent – 5.7%
Anadarko Petroleum Corp.	82,360	$7,077,195
Cabot Oil & Gas Corp.	81,861	5,813,768
CONSOL Energy, Inc.	113,660	3,080,186
Energen Corp.	240,106	12,547,940
EQT Corp.	360,369	28,602,488
Noble Energy, Inc.	159,340	9,566,774
QEP Resources, Inc.	468,180	13,006,040

		$79,694,391

Natural Gas – Distribution – 8.0%
AGL Energy Ltd.	320,680	$4,230,492
China Resources Gas Group Ltd.	1,382,000	3,545,634
Gas Natural SDG S.A.	316,260	6,350,120
GDF SUEZ	604,811	11,792,790
Hong Kong & China Gas Co. Ltd.	600,000	1,462,164
Infraestructura Energetica Nova, S.A. de C.V (a)	655,900	2,362,413
NiSource, Inc.	419,556	12,016,084
ONEOK, Inc.	417,326	17,239,737
Questar Corp.	88,160	2,102,616
Sempra Energy	288,082	23,553,584
Snam Rete Gas S.p.A.	2,464,990	11,229,935
Spectra Energy Corp.	495,167	17,063,455

		$112,949,024

Natural Gas – Pipeline – 8.9%
APA Group	337,585	$1,842,101
Cheniere Energy, Inc. (a)	132,067	3,666,180
Enagas S.A.	783,473	19,361,040
Enbridge, Inc.	321,010	13,494,202
Kinder Morgan, Inc.	1,043,294	39,801,666
TransCanada Corp.	195,890	8,433,868
Williams Cos., Inc.	612,492	19,887,615
Williams Partners LP	360,260	18,589,416

		$125,076,088

Oil Services – 1.4%
Ensco PLC, “A”	206,420	$11,997,130
Noble Corp.	206,810	7,771,920

		$19,769,050

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 7.9%
American Tower Corp., REIT	288,388	$21,101,350
Cellcom Israel Ltd.	516,087	4,763,483
KDDI Corp.	14,500	754,386
MegaFon OAO, GDR	117,690	3,677,813
Mobile TeleSystems OJSC	169,370	1,335,423
Mobile TeleSystems OJSC, ADR	910,651	17,247,730
SBA Communications Corp. (a)	144,498	10,710,192
Tele2 AB, “B”	481,415	5,632,726
Telefonica Deutschland Holding AG	509,750	3,689,148
TIM Participacoes S.A., ADR	966,062	17,968,753
Turkcell Iletisim Hizmetleri A.S. (a)	1,707,450	9,915,197
Vodafone Group PLC	5,250,183	15,066,547

		$111,862,748

Telephone Services – 7.9%
Bezeq - The Israel Telecommunication Corp. Ltd.	9,738,281	$12,944,039
BT Group PLC	1,214,310	5,682,531
CenturyLink, Inc.	353,582	12,499,124
Frontier Communications Corp. (l)	1,534,433	6,214,454
Oi S.A., IPS	1,193,300	2,096,370
Portugal Telecom, SGPS, S.A.	1,662,313	6,469,609
PT XL Axiata Tbk	10,007,000	4,854,293
TDC A.S.	1,792,375	14,500,427
Telecom Italia S.p.A. - Savings Shares	15,170,576	8,382,919
Telefonica Brasil S.A., ADR	337,667	7,705,561
Verizon Communications, Inc.	252,650	12,718,401
Windstream Corp. (l)	2,231,440	17,204,402

		$111,272,130

Utilities – Electric Power – 40.1%
AES Corp.	2,452,454	$29,404,923
Aksa Enerji Uretim A.S. (a)	3,440,698	6,029,740
Alliant Energy Corp.	169,540	8,548,207
Ameren Corp.	42,980	1,480,231
American Electric Power Co., Inc.	360,797	16,156,490
Calpine Corp. (a)	1,779,302	37,774,581
CenterPoint Energy, Inc.	660,684	15,519,467
CEZ A.S.	342,914	8,218,626
Cheung Kong Infrastructure Holdings Ltd.	1,143,000	7,600,211
China Longyuan Power Group	3,718,000	3,830,021
CLP Holdings Ltd.	834,000	6,733,684
CMS Energy Corp.	1,288,569	35,010,420
Companhia Energetica de Minas Gerais, IPS	1,741,583	15,539,883
Companhia Paranaense de Energia, ADR	282,407	3,507,495
Companhia Paranaense de Energia, IPS	549,300	6,814,092
Dominion Resources, Inc.	124,080	7,050,226
DTE Energy Co.	42,160	2,825,142
Duke Energy Corp.	260,990	17,616,825
Dynegy, Inc. (a)	18,730	422,362
E.On Russia JSC	20,766,243	1,487,174

4

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Edison International	755,188	$36,369,854
EDP Renovaveis S.A.	4,512,461	23,078,087
Energias de Portugal S.A.	12,941,984	41,693,668
Energias do Brasil S.A.	2,233,600	11,341,425
Fortum Corp.	102,521	1,915,164
Great Plains Energy, Inc.	322,876	7,277,625
Iberdrola S.A.	2,036,381	10,687,772
ITC Holdings Corp.	103,404	9,440,785
Light S.A.	730,770	5,092,645
National Grid PLC	309,039	3,495,690
NextEra Energy, Inc.	277,332	22,597,011
Northeast Utilities	255,173	10,722,369
NRG Energy, Inc.	1,305,284	34,851,083
OGE Energy Corp.	320,845	21,881,629
PG&E Corp.	122,460	5,600,096
Pinnacle West Capital Corp.	96,333	5,343,592
Portland General Electric Co.	460,920	14,099,543
PPL Corp.	208,016	6,294,564
Public Service Enterprise Group, Inc.	758,971	24,787,993
Red Electrica de Espana	335,042	18,376,537
SSE PLC	436,429	10,075,612
Terna Participacoes S.A., IEU	472,740	4,527,507
Tractebel Energia S.A.	259,100	4,025,813

		$565,145,864

Utilities – Water – 0.4%
Aguas Andinas S.A.	1,338,972	$953,792
Companhia de Saneamento de Minas Gerais – Copasa MG	258,700	4,173,796

		$5,127,588

Total Common Stocks (Identified Cost, $1,188,466,873)		$1,280,216,418

CONVERTIBLE PREFERRED STOCKS – 5.5%
Utilities – Electric Power – 5.5%
Dominion Resources, Inc., “A”, 6.125%	141,970	$7,126,894
Dominion Resources, Inc., “B”, 6%	141,970	7,105,599

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – continued
Utilities – Electric Power – continued
NextEra Energy, Inc., 7%	276,762	$16,813,292
NextEra Energy, Inc., 8.375%	184,870	10,267,680
PPL Corp., 9.5%	297,113	15,571,692
PPL Corp., 8.75%	375,089	20,262,308

Total Convertible Preferred Stocks (Identified Cost, $74,347,899)		$77,147,465

BONDS – 0.1%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 7.269%, 2023 (i)(z)	$54,819	$6,578

Utilities – Electric Power – 0.1%
Viridian Group FundCo II, Ltd., 11.125%, 2017 (z)	$1,994,000	$2,048,835

Total Bonds (Identified Cost, $1,944,289)		$2,055,413

CONVERTIBLE BONDS – 0.7%
Telecommunications – Wireless – 0.7%
SBA Communications Corp., 4%, 2014 (Identified Cost, $5,029,455)	$4,282,807	$10,498,231

MONEY MARKET FUNDS – 3.1%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	43,140,696	$43,140,696

COLLATERAL FOR SECURITIES LOANED – 1.2%
Navigator Securities Lending Prime Portfolio, 0.17%, at Cost and Net Asset Value (j)	17,143,534	$17,143,534

Total Investments (Identified Cost, $1,330,072,746)		$1,430,201,757

OTHER ASSETS, LESS LIABILITIES – (1.5)%		(22,032,398)

Net Assets – 100.0%		$1,408,169,359

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 7.269%, 2023	1/18/02	$2,098	$6,578
Viridian Group FundCo II, Ltd., 11.125%, 2017	3/01/12	1,942,191	2,048,835
Total Restricted Securities			$2,055,413
% of Net assets			0.1%

5

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

GDR	Global Depositary Receipt

IEU	International Equity Unit

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

GBP	British Pound

Derivative Contracts at 6/30/13

Forward Foreign Currency Exchange Contracts at 6/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	UBS AG	224,876	7/16/13	$292,421	$292,726	$305
SELL	EUR	Barclays Bank PLC	46,193,678	9/18/13	61,560,005	60,148,444	1,411,561
SELL	EUR	Citibank N.A.	131,939	7/16/13	171,806	171,747	59
SELL	EUR	Credit Suisse Group	565,892	7/16/13	740,946	736,634	4,312
SELL	EUR	Deutsche Bank AG	434,929	7/16/13	570,130	566,156	3,974
SELL	EUR	JPMorgan Chase Bank N.A.	6,817,259	7/16/13	8,940,520	8,874,174	66,346
SELL	EUR	UBS AG	46,355,285	7/16/13-9/18/13	61,772,704	60,358,812	1,413,892
SELL	GBP	Barclays Bank PLC	2,924,506	7/15/13-7/16/13	4,537,416	4,447,613	89,803
SELL	GBP	Credit Suisse Group	13,374,842	7/16/13	20,495,475	20,340,527	154,948
SELL	GBP	Deutsche Bank AG	13,925,111	7/16/13	21,354,126	21,177,378	176,748
SELL	GBP	JPMorgan Chase Bank N.A.	3,141,887	7/16/13	4,778,517	4,778,197	320

							$3,322,268

Liability Derivatives
BUY	EUR	Barclays Bank PLC	518,886	7/16/13	$680,251	$675,445	$(4,806)
BUY	EUR	Credit Suisse Group	607,739	7/16/13	803,714	791,107	(12,607)
BUY	EUR	Deutsche Bank AG	3,306,660	7/16/13	4,328,710	4,304,351	(24,359)
BUY	EUR	Goldman Sachs International	66,864	7/16/13	87,292	87,039	(253)
BUY	EUR	JPMorgan Chase Bank N.A.	4,582,231	7/16/13	6,011,830	5,964,790	(47,040)
BUY	EUR	UBS AG	1,569,649	7/16/13	2,067,167	2,043,246	(23,921)
SELL	EUR	Barclays Bank PLC	5,458	7/16/13	7,092	7,105	(13)
SELL	EUR	Deutsche Bank AG	821,932	7/16/13	1,064,294	1,069,926	(5,632)
SELL	EUR	Goldman Sachs International	391,586	7/16/13	502,508	509,737	(7,229)
SELL	EUR	JPMorgan Chase Bank N.A.	7,707,920	7/16/13	9,975,772	10,033,566	(57,794)
BUY	GBP	Barclays Bank PLC	2,300,000	9/18/13	3,606,688	3,496,402	(110,286)
BUY	GBP	Credit Suisse Group	340,898	7/16/13	521,045	518,439	(2,606)
BUY	GBP	JPMorgan Chase Bank N.A.	16,850,021	7/16/13	26,063,574	25,625,597	(437,977)
SELL	GBP	Citibank N.A.	925,443	7/16/13	1,404,217	1,407,418	(3,201)
SELL	GBP	UBS AG	122,989	7/16/13	186,827	187,043	(216)

							$(737,940)

At June 30, 2013, the fund had cash collateral of $820,000 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

6

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,286,932,050)	$1,387,061,061
Underlying affiliated funds, at cost and value	43,140,696
Total investments, at value, including $16,472,211 of securities on loan (identified cost, $1,330,072,746)	$1,430,201,757
Cash	518,155
Restricted cash	820,000
Foreign currency, at value (identified cost, $538,608)	532,840
Receivables for
Forward foreign currency exchange contracts	3,322,268
Investments sold	11,907,692
Fund shares sold	390,949
Interest and dividends	6,845,029
Other assets	3,608
Total assets		$1,454,542,298
Liabilities
Payables for
Forward foreign currency exchange contracts	$737,940
Investments purchased	24,725,829
Fund shares reacquired	2,442,099
Collateral for securities loaned, at value	17,143,534
Payable to affiliates
Investment adviser	121,630
Shareholder servicing costs	1,410
Distribution and/or service fees	24,714
Payable for independent Trustees’ compensation	5,534
Deferred country tax expense payable	955,570
Accrued expenses and other liabilities	214,679
Total liabilities		$46,372,939
Net assets		$1,408,169,359
Net assets consist of
Paid-in capital	$1,173,222,743
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $83,030 deferred country tax)	102,426,825
Accumulated net realized gain (loss) on investments and foreign currency	72,754,612
Undistributed net investment income	59,765,179
Net assets		$1,408,169,359
Shares of beneficial interest outstanding		46,906,547

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$503,556,028	16,626,758	$30.29
Service Class	904,613,331	30,279,789	29.88

See Notes to Financial Statements

7

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$33,160,176
Interest	555,966
Dividends from underlying affiliated funds	33,308
Foreign taxes withheld	(1,980,794)
Total investment income		$31,768,656
Expenses
Management fee	$5,159,850
Distribution and/or service fees	1,124,015
Shareholder servicing costs	42,350
Administrative services fee	92,830
Independent Trustees’ compensation	14,250
Custodian fee	171,251
Shareholder communications	90,366
Audit and tax fees	26,403
Legal fees	8,831
Miscellaneous	53,411
Total expenses		$6,783,557
Fees paid indirectly	(62)
Reduction of expenses by investment adviser	(4,606)
Net expenses		$6,778,889
Net investment income		$24,989,767
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $321,505 country tax)	$52,771,317
Foreign currency	(916,143)
Net realized gain (loss) on investments and foreign currency		$51,855,174
Change in unrealized appreciation (depreciation)
Investments (net of $319,472 decrease in deferred country tax)	$44,269,262
Translation of assets and liabilities in foreign currencies	4,292,277
Net unrealized gain (loss) on investments and foreign currency translation		$48,561,539
Net realized and unrealized gain (loss) on investments and foreign currency		$100,416,713
Change in net assets from operations		$125,406,480

See Notes to Financial Statements

8

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$24,989,767		$39,327,628
Net realized gain (loss) on investments and foreign currency	51,855,174		144,335,375
Net unrealized gain (loss) on investments and foreign currency translation	48,561,539		7,858,172
Change in net assets from operations	$125,406,480		$191,521,175
Distributions declared to shareholders
From net investment income	$—		$(83,800,084)
Change in net assets from fund share transactions	$(31,117,892)		$(784,544,229)
Total change in net assets	$94,288,588		$(676,823,138)
Net assets
At beginning of period	1,313,880,771		1,990,703,909
At end of period (including undistributed net investment income of $59,765,179 and $34,775,412, respectively)	$1,408,169,359		$1,313,880,771

See Notes to Financial Statements

9

MFS Utilities Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$27.61		$26.08	$25.27	$22.92	$18.21	$34.48
Income (loss) from investment operations
Net investment income (d)	$0.55		$0.84	$0.97	$0.79	$0.80	$0.73
Net realized and unrealized gain (loss) on investments and foreign currency	2.13		2.57	0.70	2.29	4.90	(11.97)
Total from investment operations	$2.68		$3.41	$1.67	$3.08	$5.70	$(11.24)
Less distributions declared to shareholders
From net investment income	$—		$(1.88)	$(0.86)	$(0.73)	$(0.99)	$(0.44)
From net realized gain on investments	—		—	—	—	—	(4.59)
Total distributions declared to shareholders	$—		$(1.88)	$(0.86)	$(0.73)	$(0.99)	$(5.03)
Net asset value, end of period (x)	$30.29		$27.61	$26.08	$25.27	$22.92	$18.21
Total return (%) (k)(r)(s)(x)	9.71	(n)	13.40	6.78	13.81	33.44	(37.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.82	0.80	0.81	0.83	0.84
Expenses after expense reductions (f)	0.81	(a)	0.82	0.80	0.81	0.83	0.81
Net investment income	3.71	(a)	3.11	3.71	3.47	4.11	2.76
Portfolio turnover	31	(n)	51	53	56	70	68
Net assets at end of period (000 omitted)	$503,556		$476,685	$532,447	$541,653	$564,822	$495,297

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$27.27		$25.73	$24.95	$22.65	$17.98	$34.11
Income (loss) from investment operations
Net investment income (d)	$0.51		$0.71	$0.89	$0.73	$0.73	$0.66
Net realized and unrealized gain (loss) on investments and foreign currency	2.10		2.59	0.70	2.25	4.86	(11.82)
Total from investment operations	$2.61		$3.30	$1.59	$2.98	$5.59	$(11.16)
Less distributions declared to shareholders
From net investment income	$—		$(1.76)	$(0.81)	$(0.68)	$(0.92)	$(0.38)
From net realized gain on investments	—		—	—	—	—	(4.59)
Total distributions declared to shareholders	$—		$(1.76)	$(0.81)	$(0.68)	$(0.92)	$(4.97)
Net asset value, end of period (x)	$29.88		$27.27	$25.73	$24.95	$22.65	$17.98
Total return (%) (k)(r)(s)(x)	9.57	(n)	13.13	6.51	13.51	33.09	(37.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.07	1.05	1.06	1.08	1.09
Expenses after expense reductions (f)	1.06	(a)	1.07	1.05	1.06	1.07	1.06
Net investment income	3.48	(a)	2.66	3.45	3.23	3.83	2.54
Portfolio turnover	31	(n)	51	53	56	70	68
Net assets at end of period (000 omitted)	$904,613		$837,196	$1,458,257	$1,335,305	$1,209,765	$992,502

See Notes to Financial Statements

10

MFS Utilities Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Utilities Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in

12

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$899,074,074	$—	$—	$899,074,074
Brazil	82,793,340	—	—	82,793,340
Portugal	48,163,277	23,078,087	—	71,241,364
Spain	19,361,040	35,414,429	—	54,775,469
United Kingdom	—	34,320,380	—	34,320,380
Russia	20,925,542	2,822,598	—	23,748,140
Canada	21,928,070	—	—	21,928,070
Italy	11,229,935	8,382,919	—	19,612,854
Israel	4,763,483	12,944,040	—	17,707,523
Other Countries	44,266,405	87,896,264	—	132,162,669
U.S. Corporate Bonds	—	10,498,231	—	10,498,231
Commercial Mortgage-Backed Securities	—	6,578	—	6,578
Foreign Bonds	—	2,048,835	—	2,048,835
Mutual Funds	60,284,230	—	—	60,284,230
Total Investments	$1,212,789,396	$217,412,361	$—	$1,430,201,757

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,584,328	$—	$2,584,328

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $26,293,217 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $116,489,859 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

13

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$3,322,268	$(737,940)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$(661,151)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$4,507,325

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash”. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

14

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $16,472,211 and a related liability of $17,143,534 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The carrying value of the collateral for securities loaned approximates fair value which would have been considered level 2 under the fair value hierarchy if the collateral for securities loaned were carried at fair value. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

15

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions, and partnership adjustments.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$83,800,084

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$1,336,233,464
Gross appreciation	190,496,403
Gross depreciation	(96,528,110)
Net unrealized appreciation (depreciation)	$93,968,293

As of 12/31/12
Undistributed ordinary income	32,856,673
Undistributed long-term capital gain	27,624,293
Other temporary differences	(946,231)
Net unrealized appreciation (depreciation)	50,005,401

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$32,043,181
Service Class	—	51,756,903
Total	$—	$83,800,084

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $1,955, which is shown as a reduction of total expenses in the Statement of

16

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $41,178, which equated to 0.0059% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $1,172.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0132% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,060 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,651, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $425,222,862 and $447,717,059, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	734,160	$22,093,275	1,205,463	$32,393,893
Service Class	2,636,411	78,187,773	5,668,595	150,451,311
	3,370,571	$100,281,048	6,874,058	$182,845,204
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,213,297	$32,043,181
Service Class	—	—	1,982,264	51,756,903
	—	$—	3,195,561	$83,800,084

17

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(1,371,049)	$(40,952,391)	(5,573,608)	$(151,398,917)
Service Class	(3,056,297)	(90,446,549)	(33,627,625)	(899,790,600)
	(4,427,346)	$(131,398,940)	(39,201,233)	$(1,051,189,517)
Net change
Initial Class	(636,889)	$(18,859,116)	(3,154,848)	$(86,961,843)
Service Class	(419,886)	(12,258,776)	(25,976,766)	(697,582,386)
	(1,056,775)	$(31,117,892)	(29,131,614)	$(784,544,229)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $3,612 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations. The period-end carrying value of the outstanding borrowings under this agreement on the fund’s Statement of Assets and Liabilities approximates its fair value which would have been considered level 2 under the fair value hierarchy disclosure if the liability were carried at fair value.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/ Par Amount	Dispositions Shares/ Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,523,815	204,140,903	(187,524,022)	43,140,696

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$33,308	$43,140,696

18

MFS Utilities Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

19

SEMIANNUAL REPORT

June 30, 2013

MFS® VALUE SERIES

MFS® Variable Insurance Trust

VLU-SEM

MFS® VALUE SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Value Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Philip Morris International, Inc.	3.7%
Johnson & Johnson	3.6%
JPMorgan Chase & Co.	3.6%
Lockheed Martin Corp.	3.4%
Pfizer, Inc.	3.2%
Wells Fargo & Co.	2.6%
Goldman Sachs Group, Inc.	2.1%
Exxon Mobil Corp.	2.1%
International Business Machines Corp.	2.0%
MetLife, Inc.	2.0%

Equity sectors
Financial Services	21.5%
Health Care	14.1%
Consumer Staples	13.0%
Industrial Goods & Services	12.1%
Leisure	7.4%
Energy	6.5%
Basic Materials	4.3%
Retailing	4.3%
Technology	4.1%
Utilities & Communications	4.1%
Special Products & Services	2.8%
Autos & Housing	2.7%
Transportation	2.0%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.74%	$1,000.00	$1,165.97	$3.97
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
Service Class	Actual	0.99%	$1,000.00	$1,164.56	$5.31
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Value Series

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Aerospace – 8.1%
Honeywell International, Inc.	529,690	$42,025,597
Lockheed Martin Corp.	690,420	74,882,953
Northrop Grumman Corp.	259,360	21,475,008
United Technologies Corp.	456,710	42,446,627

		$180,830,185

Alcoholic Beverages – 1.6%
Diageo PLC	1,228,976	$35,251,009

Automotive – 1.8%
Delphi Automotive PLC	301,600	$15,288,104
General Motors Co. (a)	146,450	4,878,250
Johnson Controls, Inc.	554,820	19,857,008

		$40,023,362

Broadcasting – 4.1%
Omnicom Group, Inc.	426,710	$26,827,258
Viacom, Inc., “B”	416,150	28,319,008
Walt Disney Co.	563,990	35,615,969

		$90,762,235

Brokerage & Asset Managers – 1.8%
BlackRock, Inc.	76,904	$19,752,792
Franklin Resources, Inc.	120,612	16,405,644
NASDAQ OMX Group, Inc.	147,700	4,843,083

		$41,001,519

Business Services – 2.8%
Accenture PLC, “A”	571,000	$41,089,160
Dun & Bradstreet Corp.	62,830	6,122,784
Fidelity National Information Services, Inc.	81,730	3,501,313
Fiserv, Inc. (a)	123,390	10,785,520

		$61,498,777

Cable TV – 0.9%
Comcast Corp., “Special A”	525,160	$20,833,097

Chemicals – 3.4%
3M Co.	380,811	$41,641,683
PPG Industries, Inc.	233,682	34,213,382

		$75,855,065

Computer Software – 1.2%
Oracle Corp.	860,970	$26,448,998

Computer Software – Systems – 2.2%
Hewlett-Packard Co.	191,790	$4,756,392
International Business Machines Corp.	232,793	44,489,070

		$49,245,462

Construction – 0.9%
Stanley Black & Decker, Inc.	265,493	$20,522,609

Consumer Products – 0.6%
Procter & Gamble Co.	169,254	$13,030,865

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.6%
Danaher Corp.	425,690	$26,946,177
Pentair Ltd.	155,252	8,956,488
Tyco International Ltd.	692,810	22,828,090

		$58,730,755

Electronics – 0.7%
Intel Corp.	628,990	$15,234,138

Energy – Independent – 2.7%
Apache Corp.	141,760	$11,883,741
EOG Resources, Inc.	109,257	14,386,962
Occidental Petroleum Corp.	373,230	33,303,313

		$59,574,016

Energy – Integrated – 3.8%
Chevron Corp.	333,454	$39,460,946
Exxon Mobil Corp.	510,588	46,131,626

		$85,592,572

Engineering – Construction – 0.1%
Fluor Corp.	50,420	$2,990,410

Food & Beverages – 5.5%
Coca-Cola Enterprises, Inc.	207,970	$7,312,225
Dr Pepper Snapple Group, Inc.	205,090	9,419,784
General Mills, Inc.	711,460	34,527,154
Groupe Danone	291,385	21,869,350
J.M. Smucker Co.	60,550	6,245,733
Kellogg Co.	124,370	7,988,285
Nestle S.A.	410,625	26,857,513
PepsiCo, Inc.	94,118	7,697,911

		$121,917,955

Food & Drug Stores – 1.6%
CVS Caremark Corp.	638,171	$36,490,618

General Merchandise – 1.9%
Kohl’s Corp.	118,960	$6,008,670
Target Corp.	515,530	35,499,396

		$41,508,066

Insurance – 7.2%
ACE Ltd.	276,370	$24,729,588
Aon PLC	322,480	20,751,588
Chubb Corp.	176,620	14,950,883
MetLife, Inc.	962,963	44,065,187
Prudential Financial, Inc.	390,265	28,501,053
Travelers Cos., Inc.	356,800	28,515,456

		$161,513,755

Leisure & Toys – 0.7%
Hasbro, Inc.	352,400	$15,798,092

Machinery & Tools – 1.2%
Eaton Corp. PLC	310,270	$20,418,869
Illinois Tool Works, Inc.	102,220	7,070,557

		$27,489,426

4

MFS Value Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 11.4%
Bank of New York Mellon Corp.	1,092,350	$30,640,418
Goldman Sachs Group, Inc.	306,929	46,423,011
JPMorgan Chase & Co.	1,530,140	80,776,091
PNC Financial Services Group, Inc.	225,650	16,454,398
State Street Corp.	340,500	22,204,005
Wells Fargo & Co.	1,394,250	57,540,698

		$254,038,621

Medical & Health Technology & Services – 1.0%
Express Scripts Holding Co. (a)	187,330	$11,556,388
Quest Diagnostics, Inc.	167,880	10,178,564

		$21,734,952

Medical Equipment – 4.4%
Abbott Laboratories	479,810	$16,735,773
Becton, Dickinson & Co.	46,050	4,551,122
Covidien PLC	106,217	6,674,676
Medtronic, Inc.	505,210	26,003,159
St. Jude Medical, Inc.	400,520	18,275,728
Thermo Fisher Scientific, Inc.	310,240	26,255,611

		$98,496,069

Other Banks & Diversified Financials – 1.1%
MasterCard, Inc., “A”	15,730	$9,036,885
Western Union Co.	969,420	16,586,776

		$25,623,661

Pharmaceuticals – 8.7%
AbbVie, Inc.	194,810	$8,053,445
Johnson & Johnson	942,310	80,906,737
Merck & Co., Inc.	421,500	19,578,675
Pfizer, Inc.	2,573,246	72,076,620
Roche Holding AG	54,494	13,502,761
Zoetis, Inc.	22,830	705,219

		$194,823,457

Printing & Publishing – 1.0%
McGraw-Hill Cos., Inc.	172,640	$9,182,722
Moody’s Corp.	202,230	12,321,874

		$21,504,596

Railroad & Shipping – 0.4%
Canadian National Railway Co.	100,740	$9,798,980

Restaurants – 0.7%
McDonald’s Corp.	157,355	$15,578,145

Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	228,736	$20,945,356

Specialty Stores – 0.8%
Advance Auto Parts, Inc.	151,870	$12,327,288
Staples, Inc.	336,790	5,341,489

		$17,668,777

Telecommunications – Wireless – 1.2%
Vodafone Group PLC	9,475,268	$27,191,352

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 2.4%
AT&T, Inc.	1,002,760	$35,497,704
Verizon Communications, Inc.	366,920	18,470,753

		$53,968,457

Tobacco – 5.3%
Altria Group, Inc.	313,181	$10,958,203
Lorillard, Inc.	580,220	25,344,010
Philip Morris International, Inc.	942,901	81,674,085

		$117,976,298

Trucking – 1.6%
United Parcel Service, Inc., “B”	410,980	$35,541,550

Utilities – Electric Power – 0.4%
PPL Corp.	124,510	$3,767,673
Public Service Enterprise Group, Inc.	123,200	4,023,712

		$7,791,385

Total Common Stocks (Identified Cost, $1,650,435,805)		$2,204,824,642

CONVERTIBLE PREFERRED STOCKS – 0.2%
Aerospace – 0.1%
United Technologies Corp., 7.5%	35,180	$2,088,285

Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	34,450	$1,805,525

Total Convertible Preferred Stocks (Identified Cost, $3,536,939)		$3,893,810

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	21,815,543	$21,815,543

Total Investments (Identified Cost, $1,675,788,287)		$2,230,533,995

OTHER ASSETS, LESS LIABILITIES – 0.1%		2,220,848

Net Assets – 100.0%		$2,232,754,843

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,653,972,744)	$2,208,718,452
Underlying affiliated funds, at cost and value	21,815,543
Total investments, at value (identified cost, $1,675,788,287)	$2,230,533,995
Receivables for
Investments sold	1,571,072
Fund shares sold	1,061,717
Interest and dividends	4,057,842
Other assets	6,125
Total assets		$2,237,230,751
Liabilities
Payable to custodian	$409
Payable for fund shares reacquired	4,073,422
Payable to affiliates
Investment adviser	186,372
Shareholder servicing costs	984
Distribution and/or service fees	33,573
Payable for independent Trustees’ compensation	2,741
Accrued expenses and other liabilities	178,407
Total liabilities		$4,475,908
Net assets		$2,232,754,843
Net assets consist of
Paid-in capital	$1,622,894,846
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	554,706,046
Accumulated net realized gain (loss) on investments and foreign currency	11,443,807
Undistributed net investment income	43,710,144
Net assets		$2,232,754,843
Shares of beneficial interest outstanding		133,956,146

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,014,232,763	60,395,873	$16.79
Service Class	1,218,522,080	73,560,273	16.56

See Notes to Financial Statements

6

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$28,532,062
Interest	419,290
Dividends from underlying affiliated funds	14,451
Foreign taxes withheld	(288,434)
Total investment income		$28,677,369
Expenses
Management fee	$7,614,416
Distribution and/or service fees	1,440,145
Shareholder servicing costs	46,514
Administrative services fee	141,670
Independent Trustees’ compensation	18,432
Custodian fee	73,720
Shareholder communications	99,104
Audit and tax fees	25,435
Legal fees	7,960
Miscellaneous	34,825
Total expenses		$9,502,221
Fees paid indirectly	(36)
Reduction of expenses by investment adviser	(7,149)
Net expenses		$9,495,036
Net investment income		$19,182,333
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$14,686,742
Foreign currency	(18,841)
Net realized gain (loss) on investments and foreign currency		$14,667,901
Change in unrealized appreciation (depreciation)
Investments	$296,772,568
Translation of assets and liabilities in foreign currencies	(48,351)
Net unrealized gain (loss) on investments and foreign currency translation		$296,724,217
Net realized and unrealized gain (loss) on investments and foreign currency		$311,392,118
Change in net assets from operations		$330,574,451

See Notes to Financial Statements

7

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$19,182,333		$24,559,013
Net realized gain (loss) on investments and foreign currency	14,667,901		5,693,106
Net unrealized gain (loss) on investments and foreign currency translation	296,724,217		166,122,268
Change in net assets from operations	$330,574,451		$196,374,387
Distributions declared to shareholders
From net investment income	$—		$(19,135,390)
From net realized gain on investments	—		(9,779,483)
Total distributions declared to shareholders	$—		$(28,914,873)
Change in net assets from fund share transactions	$(109,136,547)		$659,624,750
Total change in net assets	$221,437,904		$827,084,264
Net assets
At beginning of period	2,011,316,939		1,184,232,675
At end of period (including undistributed net investment income of $43,710,144 and $24,527,811, respectively)	$2,232,754,843		$2,011,316,939

See Notes to Financial Statements

8

MFS Value Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$14.40		$12.68	$12.98	$11.80	$9.76	$15.25
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.28	$0.24	$0.19	$0.20	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	2.24		1.77	(0.30)	1.16	1.98	(4.98)
Total from investment operations	$2.39		$2.05	$(0.06)	$1.35	$2.18	$(4.76)
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.19)	$(0.17)	$(0.14)	$(0.17)
From net realized gain on investments	—		(0.10)	(0.05)	—	—	(0.56)
Total distributions declared to shareholders	$—		$(0.33)	$(0.24)	$(0.17)	$(0.14)	$(0.73)
Net asset value, end of period (x)	$16.79		$14.40	$12.68	$12.98	$11.80	$9.76
Total return (%) (k)(r)(s)(x)	16.60	(n)	16.26	(0.30)	11.53	22.71	(32.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.78	0.79	0.83	0.84	0.84
Expenses after expense reductions (f)	0.74	(a)	0.78	0.79	0.83	0.84	0.84
Net investment income	1.88	(a)	2.02	1.81	1.60	1.99	1.77
Portfolio turnover	8	(n)	16	18	28	26	36
Net assets at end of period (000 omitted)	$1,014,233		$988,594	$352,752	$389,052	$367,676	$295,721

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$14.22		$12.54	$12.83	$11.68	$9.67	$15.12
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.24	$0.20	$0.16	$0.18	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	2.21		1.74	(0.27)	1.15	1.95	(4.94)
Total from investment operations	$2.34		$1.98	$(0.07)	$1.31	$2.13	$(4.75)
Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.17)	$(0.16)	$(0.12)	$(0.14)
From net realized gain on investments	—		(0.10)	(0.05)	—	—	(0.56)
Total distributions declared to shareholders	$—		$(0.30)	$(0.22)	$(0.16)	$(0.12)	$(0.70)
Net asset value, end of period (x)	$16.56		$14.22	$12.54	$12.83	$11.68	$9.67
Total return (%) (k)(r)(s)(x)	16.46	(n)	15.88	(0.47)	11.22	22.45	(32.74)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.03	1.04	1.08	1.09	1.09
Expenses after expense reductions (f)	0.99	(a)	1.03	1.04	1.08	1.09	1.09
Net investment income	1.64	(a)	1.76	1.58	1.35	1.75	1.57
Portfolio turnover	8	(n)	16	18	28	26	36
Net assets at end of period (000 omitted)	$1,218,522		$1,022,722	$831,481	$750,049	$617,739	$218,528

See Notes to Financial Statements

9

MFS Value Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Value Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

11

MFS Value Series

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,074,247,487	$—	$—	$2,074,247,487
United Kingdom	—	62,442,361	—	62,442,361
Switzerland	—	40,360,274	—	40,360,274
France	21,869,350	—	—	21,869,350
Canada	9,798,980	—	—	9,798,980
Mutual Funds	21,815,543	—	—	21,815,543
Total Investments	$2,127,731,360	$102,802,635	$—	$2,230,533,995

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $26,857,513 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $21,869,350 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between

12

MFS Value Series

Notes to Financial Statements (unaudited) – continued

the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$28,557,964
Long-term capital gains	356,909
Total distributions	$28,914,873

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$1,685,956,718
Gross appreciation	545,120,237
Gross depreciation	(542,960)
Net unrealized appreciation (depreciation)	$544,577,277

As of 12/31/12
Undistributed ordinary income	30,722,131
Undistributed long-term capital gain	750,017
Other temporary differences	8,689
Net unrealized appreciation (depreciation)	247,804,709

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

13

MFS Value Series

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$5,784,014	$—	$2,681,309
Service Class	—	13,351,376	—	7,098,174
Total	$—	$19,135,390	$—	$9,779,483

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed $2.5 billion and therefore, the management fee was not reduced. Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $3,037, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $46,028, which equated to 0.0042% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $486.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0129% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

14

MFS Value Series

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $8,067 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,112, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $159,099,640 and $248,140,682, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,212,779	$19,344,136	15,304,279	$213,696,404
Service Class	7,227,516	114,382,309	14,322,476	195,888,177
	8,440,295	$133,726,445	29,626,755	$409,584,581
Shares issued in connection with acquisition of the SC Lord Abbett Growth & Income Fund
Initial Class			31,880,924	$456,216,033
Service Class			1,046,135	14,781,882
			32,927,059	$470,997,915
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	608,141	$8,465,323
Service Class	—	—	1,486,159	20,449,550
	—	$—	2,094,300	$28,914,873
Shares reacquired
Initial Class	(9,488,153)	$(153,524,286)	(6,931,699)	$(96,080,507)
Service Class	(5,597,324)	(89,338,706)	(11,240,576)	(153,792,112)
	(15,085,477)	$(242,862,992)	(18,172,275)	$(249,872,619)
Net change
Initial Class	(8,275,374)	$(134,180,150)	40,861,645	$582,297,253
Service Class	1,630,192	25,043,603	5,614,194	77,327,497
	(6,645,182)	$(109,136,547)	46,475,839	$659,624,750

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 8%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an

15

MFS Value Series

Notes to Financial Statements (unaudited) – continued

agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $4,852 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,547,731	164,594,325	(168,326,513)	21,815,543

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,451	$21,815,543

(8)	Acquisitions

At close of business on December 7, 2012, the fund with net assets of approximately $1,531,914,221, acquired all of the assets and liabilities of SC Lord Abbett Growth & Income Fund, a series of Sun Capital Advisers Trust. The purpose of the transaction was to provide shareholders of SC Lord Abbett Growth & Income Fund the opportunity to participate in a larger combined portfolio with similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 32,927,059 shares of the fund (valued at approximately $470,997,915) for all of the assets and liabilities of SC Lord Abbett Growth & Income Fund. SC Lord Abbett Growth & Income Fund then distributed the shares of the fund that SC Lord Abbett Growth & Income Fund received from the fund to its shareholders. SC Lord Abbett Growth & Income Fund’s investments on that date were valued at approximately $463,315,950 with a cost basis of approximately $450,582,951. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from SC Lord Abbett Growth & Income Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

16

MFS Value Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

17

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2013

*	Print name and title of each signing officer under his or her signature.